Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 13, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HARTFORD LIFE INSURANCE CO
Entity Central Index Key	0000045947
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 0

Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Fee income and other	$ 2,956	$ 3,183	$ 3,175
Earned premiums	93	244	262
Net investment income (loss):
Securities available-for-sale and other	2,535	2,572	2,612
Equity securities, trading	1	0	0
Total net investment income	2,536	2,572	2,612
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(293)	(196)	(712)
OTTI losses recognized in other comprehensive income	38	71	376
Net OTTI losses recognized in earnings	(255)	(125)	(336)
Net realized capital gains (losses), excluding net OTTI losses recognized in earnings	(1,226)	48	(577)
Total net realized capital losses	(1,481)	(77)	(913)
Total revenues	4,104	5,922	5,136
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	2,900	3,108	2,941
Benefits, loss and loss adjustment expenses – returns credited on international unit-linked bonds and pension products	0	0	0
Amortization of deferred policy acquisition costs and present value of future profits	324	427	110
Insurance operating costs and other expenses	268	2,507	1,352
Reinsurance loss on disposition (including goodwill impairment of $61)	61	0	0
Dividends to policyholders	20	17	21
Total expenses	3,573	6,059	4,424
Income (loss) from continuing operations before income taxes	531	(137)	712
Income tax expense (benefit)	36	(323)	137
Income from continuing operations, net of tax	495	186	575
Income (loss) from discontinued operations, net of tax	61	58	132
Net income	556	244	707
Net income attributable to the noncontrolling interest	2	0	8
Net income attributable to Hartford Life Insurance Company	$ 554	$ 244	$ 699

Consolidated Statements of Operations (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Individual Life [Member]	Sep. 30, 2012 Individual Life [Member]	Dec. 31, 2012 Individual Life [Member]
Goodwill impairment loss	$ 0	$ 0	$ 61	$ 0	$ 61

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Comprehensive Income
Net income	$ 556		$ 244		$ 707
Other comprehensive income (loss):
Change in net unrealized gain/loss on securities	1,120	[1],[2]	1,174	[1],[2]	1,473	[1],[2]
Change in net gain/loss on cash-flow hedging instruments	(110)	[1]	103	[1]	117	[1]
Change in foreign currency translation adjustments	24	[1]	(2)	[1]	(17)	[1]
Total other comprehensive income	1,034		1,275		1,573
Total comprehensive income	1,590		1,519		2,280
Less: Comprehensive income attributable to noncontrolling interest	2		0		8
Total comprehensive income attributable to Hartford Life Insurance Company	$ 1,588		$ 1,519		$ 2,272

[1]	Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $1,001, $636 and $(793) for the years ended December 31, 2012, 2011 and 2010, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $59, $(55) and $(63) for the years ended December 31, 2012, 2011 and 2010, respectively. There is no tax effect on cumulative translation adjustments.
[2]	There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1), $52 and $(121) for the years ended December 31, 2012, 2011 and 2010, respectively.

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net change in unrealized capital gain on securites	$ 1,001	$ 636	$ (793)
Net (loss) gain on cash flow hedging instruments, net of tax provision (benefit)	59	(55)	(63)
Reclassification adjustments for after-tax gains (losses)	$ (1)	$ 52	$ (121)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $45,753 and $46,236) (includes variable interest entity assets, at fair value, of $89 and $153)	$ 49,404	[1]	$ 47,778
Fixed maturities, at fair value using the fair value option (includes variable interest entity assets, at fair value, of $132 and $338)	1,010		1,317
Equity securities, trading, at fair value (cost of $1,614 and $1,860)	1,847		1,967
Equity securities, available for sale, at fair value (cost of $408 and $443)	400		398
Mortgage loans (net of allowances for loan losses of $14 and $23)	4,935		4,182
Policy loans, at outstanding balance	1,951		1,952
Limited partnership and other alternative investments (includes variable interest entity assets of $6 and $7)	1,372		1,376
Other investments	582		1,974
Short-term investments	2,354		3,882
Total investments	63,855		64,826
Cash	1,342		1,183
Premiums receivable and agents’ balances	58		64
Reinsurance recoverables	2,893		5,006
Deferred policy acquisition costs and present value of future profits	3,072		3,448
Deferred income taxes, net	1,557		2,006
Goodwill	250		470
Other assets	1,306		925
Separate account assets	141,558		143,859
Total assets	215,891		221,787
Liabilities
Reserve for future policy benefits and unpaid losses and loss adjustment expenses	11,916		11,831
Other policyholder funds and benefits payable	40,501		45,016
Other policyholder funds and benefits payable – international unit-linked bonds and pension products	1,837		1,929
Consumer notes	161		314
Other liabilities (includes variable interest entity liabilities of $111 and $477 )	9,535		9,927
Separate account liabilities	141,558	[2],[3]	143,859
Total liabilities	205,508		212,876
Commitments and Contingencies (Note 10)
Stockholder’s Equity
Common stock — 1,000 shares authorized, issued and outstanding, par value $5,690	6		6
Additional paid-in capital	8,155		8,271
Accumulated other comprehensive income, net of tax	1,987		953
Retained earnings (deficit)	235		(319)
Total stockholder’s equity	10,383		8,911
Total liabilities and stockholder’s equity	$ 215,891		$ 221,787

[1]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).
[3]	AV includes the contract holder’s investment in the separate account and the general account.

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Statement of Financial Position [Abstract]
Amortized cost of fixed maturities, available-for-sale, at fair value	$ 45,753		$ 46,236
Fair value of variable interest entity assets for fixed maturities, available-for-sale	89		153
Fair value of variable interest entity assets for fixed maturities at fair value using fair value option	132		338
Cost of equity securities, trading at fair value	1,614		1,860
Cost of equity securities, available-for-sale, at fair value	408		443
Allowance for loan losses	14		23
Variable entity assets for limited partnerships and other alternative investments	6		7
Fair value of variable entity assets for short-term investments	0		0
Variable interest entity liabilities for other liabilities	$ 111	[1]	$ 477	[1]
Common stock: shares authorized	1,000		1,000
Common stock: shares issued	1,000		1,000
Common stock: shares outstanding	1,000		1,000
Common stock: par value	$ 5,690		$ 5,690

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.

Consolidated Statements of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Non- Controlling Interest
Beginning balance at Dec. 31, 2009	$ 5,341	$ 6	$ 8,457	$ (2,070)	$ (1,113)	$ 61
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions (to) from parent	(192)		(192)			0
Dividends declared	1				1
Cumulative effect of accounting changes, net of DAC and tax	26			175	(149)
Change in noncontrolling interest ownership	(69)					(69)
Net income (loss)	707				699	8
Total other comprehensive income	1,573			1,573
Ending balance at Dec. 31, 2010	7,387	6	8,265	(322)	(562)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions (to) from parent	6		6
Dividends declared	(1)				(1)
Net income (loss)	244				244	0
Total other comprehensive income	1,275			1,275
Ending balance at Dec. 31, 2011	8,911	6	8,271	953	(319)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions (to) from parent	(116)		(116)
Dividends declared	0				0
Change in noncontrolling interest ownership	(2)					(2)
Net income (loss)	556				554	2
Total other comprehensive income	1,034			1,034
Ending balance at Dec. 31, 2012	$ 10,383	$ 6	$ 8,155	$ 1,987	$ 235	$ 0

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income (loss)	$ 556	$ 244	$ 707
Adjustments to reconcile net income(loss) to net cash provided by operating activities
Amortization of deferred policy acquisition costs and present value of future profits	359	474	178
Additions to deferred policy acquisition costs and present value of future profits	(329)	(381)	(381)
Change in reserve for future policy benefits and unpaid losses and loss adjustment expenses and unearned premiums	(44)	252	13
Change in reinsurance recoverables	(47)	57	26
Change in receivables and other assets	158	9	(112)
Change in payables and accruals	(1,035)	2,402	295
Change in accrued and deferred income taxes	392	(125)	(131)
Net realized capital losses	1,413	1	882
Net receipts (disbursements) from investment contracts related to policyholder funds – international unit-linked bonds and pension products	(92)	(323)	(167)
Net (increase) decrease in equity securities, trading	120	312	164
Goodwill impairment	149	0	0
Depreciation and amortization	164	194	207
Reinsurance loss on disposition (including goodwill impairment of $61)	61	0	0
Other, net	202	(108)	201
Net cash provided by operating activities	2,027	3,008	1,882
Proceeds from the sale/maturity/prepayment of:
Fixed maturities and short-term investments, available-for-sale	25,163	19,203	28,581
Fixed maturities, fair value option	283	37	20
Equity securities, available-for-sale	133	147	171
Mortgage loans	306	332	1,288
Partnerships	110	128	151
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(23,949)	(20,517)	(28,871)
Fixed maturities, fair value option	(182)	(661)	(74)
Equity securities, available-for-sale	(97)	(230)	(122)
Mortgage loans	(1,056)	(1,246)	(189)
Partnerships	(417)	(436)	(172)
Proceeds from business sold	58		241
Change in derivatives, net	(2,275)	938	(644)
Change in policy loans, net	1	176	(8)
Change in payables for collateral under securities lending, net	0	0	(46)
Change in all other, net		1	(117)
Net cash provided by (used for) investing activities	(1,922)	(2,128)	209
Financing Activities
Deposits and other additions to investment and universal life-type contracts	10,004	12,124	15,405
Withdrawals and other deductions from investment and universal life-type contracts	(24,608)	(22,720)	(25,030)
Net transfers from (to) separate accounts related to investment and universal life-type contracts	13,196	10,439	8,211
Net increase in securities loaned or sold under agreements to repurchase	1,615
Capital contributions (to) from parent			(195)
Net repayments at maturity or settlement of consumer notes	(153)	(68)	(754)
Net cash used for financing activities	54	(225)	(2,363)
Foreign exchange rate effect on cash	0	(3)	10
Net increase (decrease) in cash	159	652	(262)
Cash — beginning of year	1,183	531	793
Cash — end of year	1,342	1,183	531
Supplemental Disclosure of Cash Flow Information:
Net cash paid (received) during the year for income taxes	(395)	(105)	354
Noncash return of capital	(126)	0	0
Supplemental Disclosure of Non-Cash Investing Activity
Conversion of fixed maturities, available-for-sale to equity securities, available-for-sale	$ 43	$ 0	$ 0

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Individual Life [Member]	Sep. 30, 2012 Individual Life [Member]	Dec. 31, 2012 Individual Life [Member]
Goodwill impairment loss	$ 0	$ 0	$ 61	$ 0	$ 61

Basis of Presentation and Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Hartford Life Insurance Company (together with its subsidiaries, “HLIC”, “Company”, “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (“HLA”). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. (“The Hartford”) is the ultimate parent of the Company.
On June 27, 2013, The Hartford announced the signing of a definitive agreement to sell Hartford Life International, Ltd. ("HLIL"), an indirect wholly-owned subsidiary of the Company, to Columbia Insurance Company, a Berkshire Hathaway company. For further discussion of this transaction, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements. As a result of this announcement, the operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations as further discussed in Note 18 - Discontinued Operations of Notes to Consolidated Financial Statements.
On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). For further discussion of these and other such transactions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.
In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 - Goodwill and Note 18 - Discontinued Operations of Notes to Consolidated Financial Statements.
The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
On January 1, 2012, the Company retrospectively adopted Accounting Standards Update No. 2010-26, Financial Services – Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts which clarifies the definition of policy acquisition costs that are eligible for deferral. As a result of this accounting change, stockholder’s equity as of January 1, 2010, decreased by approximately $1.0 billion, after-tax from $6.3 billion to $5.3 billion due to a reduction of the Company’s deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.
Consolidation
The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities (“VIEs”) in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.
Discontinued Operations
The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.
The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 18 - Discontinued Operations of Notes to Consolidated Financial Statements
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 10). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.
Adoption of Accounting Standard
On January 1, 2013, the Company retrospectively adopted Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures About Offsetting Assets and Liabilities and No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These accounting standards provide and clarify the disclosure requirements related to derivative instruments, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset in the balance sheet or that are subject to a master netting arrangement or similar agreement irrespective of whether they are offset in the balance sheet. For further discussion, see Note 4 of the Notes to Consolidated Financial Statements.
Reclassifications
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses, as well as the Retirement Plans and Individual Life businesses that were sold in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.
Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life and group disability products premiums are recognized as revenue when due from policyholders.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.
The Company is included in The Hartford’s consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the “parent down” approach. Under this approach, the Company’s deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.
Dividends to Policyholders
Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.
Participating policies were 5%, 2% and 3% of the total life insurance policies as of December 31, 2012, 2011, and 2010, respectively. Dividends to policyholders were $20, $17 and $21 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder’s, the policyholder’s share of net income on those contracts that cannot be distributed is excluded from stockholder’s equity by a charge to operations and a credit to a liability.
Fair Value
The following financial instruments are carried at fair value in the Company’s Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale (“AFS”), fixed maturities at fair value using fair value option (“FVO”); equity securities, trading; short-term investments; freestanding and embedded derivatives; limited partnerships and other alternative investments measured at fair value; separate account assets; and certain other liabilities.
Investments
Overview
The Company’s investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders’ equity as a component of Other Comprehensive Income (Loss) (“OCI”), after adjustments for the effect of deducting the life and pension policyholders’ share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company’s share of earnings are included in net investment income. In addition, investment fund accounting is applied to a wholly-owned fund of funds. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2012, 2011 and 2010 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.
Recognition and Presentation of Other-Than-Temporary Impairments
The Company deems debt securities and certain equity securities with debt-like characteristics (collectively “debt securities”) to be other-than-temporarily impaired (“impaired”) if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security’s amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment (“impairment”), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security’s credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security’s effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security’s fair value and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security’s new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary.
The Company’s evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security’s underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company’s best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company’s best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value (“LTV”) ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.
These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.
For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security’s new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals (“Committee”). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer’s financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.
The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.
Mortgage Loan Valuation Allowances
The Company’s security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.
For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate, (b) the loan’s observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.
Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders’ share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Net Investment Income
Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings, as well as investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the years ended December 31, 2012, 2011 and 2010.
Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company’s general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.
Derivative Instruments
Overview
The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.
Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (“fair value” hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (3) a hedge of a net investment in a foreign operation (“net investment” hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Fair Value Hedges
Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense (“periodic derivative net coupon settlements”) are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.
Cash Flow Hedges
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.
Net Investment in a Foreign Operation Hedges
Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.
Other Investment and/or Risk Management Activities
The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.
Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the “Change in Variable Cash Flows Method”, the “Change in Fair Value Method”, the “Hypothetical Derivative Method”, or the “Dollar Offset Method”.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.
When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.
Embedded Derivatives
The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.
Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions.
Reinsurance
The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.
The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2012, 2011 and 2010, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company’s stockholders’ equity. As of December 31, 2012, 2011 and 2010, the Company’s policy for the largest amount retained on any one life by the Life Insurance segment was $10.
Deferred Policy Acquisition Costs and Present Value of Future Profits
Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company’s DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits. EGPs are also used to amortize other assets and liabilities in the Company’s Consolidated Balance Sheets such as, sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.
The Company determines EGPs from a single deterministic reversion to mean separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.
In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.
All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
An Unlock revises EGPs to reflect the Company’s current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.
Goodwill
Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company’s reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.
The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit’s goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.
Management’s determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit’s fair value to decrease.
Separate Accounts, Death Benefits and Other Insurance Benefit Features
The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.
Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life (“UL”) insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders’ funds. This liability is reported in reserve for future policy benefits in the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.
Consistent with the Company’s policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 - Deferred Policy Acquisition Costs and Present Value of Future Benefits.
The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.
Reserve for Future Policy Benefits and Unpaid Losses and Loss Adjustment
Liabilities for the Company’s group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate. In particular, for the Company’s group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company’s experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company’s future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company’s reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.
Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company’s process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.
Other Policyholder Funds and Benefits Payable
The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance (“PPLI”), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.
The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.
Foreign Currency Translation
Foreign currency translation gains and losses are reflected in stockholders’ equity as a component of accumulated other comprehensive income. The Company’s foreign subsidiaries’ balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

Business Dispositions	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Business Dispositions
Business Dispositions
Sale of Retirement Plans
On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The sale was structured as a reinsurance transaction and is estimated to result in an after tax gain consisting of a reinsurance loss, offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and wrote off $100 of deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.
Sale of Individual Life
On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The sale was structured as a reinsurance transaction and is estimated to result in a loss on business disposition consisting of a reinsurance loss offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and wrote off $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and $1.9 billion of other liabilities associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.
The estimated reinsurance loss on business disposition of $61, pre tax, for the year ended December 31, 2012 includes a goodwill impairment charge of the same amount. This estimate reflects management's best estimate of the potential loss from this transaction. For further information regarding the Company's 2012 goodwill impairment testing, see Note 7- Goodwill of Notes to Consolidated Financial Statements. The estimated reinsurance loss on business disposition is subject to change pending final determination of the net assets sold, transaction costs and other adjustments.
Composition of Invested Assets Transferred
The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

As of December 31, 2012
Carrying Value
Asset-backed securities ("ABS")	$289
Collateralized debt obligations ("CDOs") [1]	474
Commercial mortgage-backed securities ("CMBS")	940
Corporate	11,330
Foreign govt./govt. agencies	263
Municipal	899
Residential mortgage-backed securities ("RMBS")	705
U.S. Treasuries	115
Total fixed maturities, AFS, at fair value (amortized cost of $13,596) [2]	15,015
Equity securities, AFS, at fair value (cost of $27) [3]	28
Fixed maturities, at fair value using the FVO [4]	16
Mortgage loans (net of allowances for loan losses of $1)	1,288
Policy loans, at outstanding balance	542
Total invested assets transferred	$16,889
[1] The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).
[2] Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.
[3] All equity securities transferred are included in level 2 of the fair value hierarchy.
[4] All FVO securities transferred are included in level 3 of the fair value hierarchy.
Purchase Agreement with Forethought Financial Group, Inc.
On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.
Sale of Woodbury Financial Services, Inc.
On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.
Servicing Agreement of Hartford Life Private Placement LLC
On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance (“PPLI”) businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.
See Note 18 - Discontinued Operations of Notes to Consolidated Financial Statements for the Mutual Funds reorganization and sale of certain subsidiaries that are being reported as discontinued operations.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
The following section applies the fair value hierarchy and disclosure requirements for the Company’s financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. As of December 31, 2012, the amount of transfers from Level 1 to Level 2 was $1.5 billion, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.
The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

	December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$1,673	$—	$1,435	$238
CDOs	2,160	—	1,437	723
CMBS	3,912	—	3,380	532
Corporate	30,979	—	29,639	1,340
Foreign government/government agencies	1,460	—	1,426	34
States, municipalities and political subdivisions (“Municipal”)	1,998	—	1,829	169
RMBS	4,671	—	3,538	1,133
U.S. Treasuries	2,551	78	2,473	—
Total fixed maturities	49,404	78	45,157	4,169
Fixed maturities, FVO	1,010	6	805	199
Equity securities, trading	1,847	1,847	—	—
Equity securities, AFS	400	203	142	55
Derivative assets
Credit derivatives	(10)	—	—	(10)
Equity derivatives	30	—	—	30
Foreign exchange derivatives	104	—	104	—
Interest rate derivatives	108	—	144	(36)
U.S. guaranteed minimum withdrawal benefit ("GMWB") hedging instruments	36	—	(53)	89
U.S. macro hedge program	186	—	—	186
International program hedging instruments	127	—	142	(15)
Total derivative assets [1]	581	—	337	244
Short-term investments	2,354	242	2,112	—
Limited partnerships and other alternative investments [2]	414	—	264	150
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	1,081	—	—	1,081
Separate account assets [3]	138,497	97,976	39,938	583
Total assets accounted for at fair value on a recurring basis	$195,588	$100,352	$88,755	$6,481
Percentage of level to total	100%	52%	45%	3%
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
Guaranteed living benefits	$(3,119)	$—	$—	$(3,119)
Equity linked notes	(8)	—	—	(8)
Total other policyholder funds and benefits payable	(3,127)	—	—	(3,127)
Derivative liabilities
Credit derivatives	(6)	—	(20)	14
Equity derivatives	15	—	—	15
Foreign exchange derivatives	(17)	—	(17)	—
Interest rate derivatives	(359)	—	(338)	(21)
U.S. GMWB hedging instruments	536	—	106	430
U.S. macro hedge program	100	—	—	100
International program hedging instruments	(231)	—	(171)	(60)
Total derivative liabilities [4]	38	—	(440)	478
Other liabilities	—	—	—	—
Consumer notes [5]	(2)	—	—	(2)
Total liabilities accounted for at fair value on a recurring basis	$(3,091)	$—	$(440)	$(2,651)

	December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$2,093	$—	$1,776	$317
CDOs	1,798	—	1,470	328
CMBS	4,269	—	3,921	348
Corporate	30,229	—	28,732	1,497
Foreign government/government agencies	1,224	—	1,187	37
States, municipalities and political subdivisions (“Municipal”)	1,557	—	1,175	382
RMBS	3,823	—	2,890	933
U.S. Treasuries	2,785	487	2,298	—
Total fixed maturities	47,778	487	43,449	3,842
Fixed maturities, FVO	1,317	—	833	484
Equity securities, trading	1,967	1,967	—	—
Equity securities, AFS	398	227	115	56
Derivative assets
Credit derivatives	(27)	—	(6)	(21)
Equity derivatives	31	—	—	31
Foreign exchange derivatives	505	—	505	—
Interest rate derivatives	78	—	38	40
U.S. GMWB hedging instruments	494	—	11	483
U.S. macro hedge program	357	—	—	357
International program hedging instruments	533	—	567	(34)
Total derivative assets [1]	1,971	—	1,115	856
Short-term investments	3,882	520	3,362	—
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	3,073	—	—	3,073
Separate account assets [3]	139,421	101,633	36,757	1,031
Total assets accounted for at fair value on a recurring basis	$199,807	$104,834	$85,631	$9,342
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
Guaranteed living benefits	$(5,776)	$—	$—	$(5,776)
Equity linked notes	(9)	—	—	(9)
Total other policyholder funds and benefits payable	(5,785)	—	—	(5,785)
Derivative liabilities
Credit derivatives	(493)	—	(25)	(468)
Equity derivatives	5	—	—	5
Foreign exchange derivatives	140	—	140	—
Interest rate derivatives	(315)	—	(184)	(131)
U.S. GMWB hedging instruments	400	—	—	400
International program hedging instruments	9	—	10	(1)
Total derivative liabilities [4]	(254)	—	(59)	(195)
Other liabilities	(9)	—	—	(9)
Consumer notes [5]	(4)	—	—	(4)
Total liabilities accounted for at fair value on a recurring basis	$(6,052)	$—	$(59)	$(5,993)

[1]
Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

[2]	Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value.

[3]	As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

[4]
Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as “freestanding derivatives” and are presented on a net basis.

[5]	Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.
Determination of Fair Values
The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.
The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group (“Working Group”) which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.
AFS, Fixed Maturities, FVO, Equity Securities, Trading, and Short-term Investments
The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a “waterfall” approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.
Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.
A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.
The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company’s internal pricing model utilizes the Company’s best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.
The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day’s price and purchase trade prices that differ more than 3% from the current day’s price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven’t changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.
The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.
Derivative Instruments, including embedded derivatives within investments
Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2012 and December 31, 2011, 98% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.
The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than predefined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.
The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.
Limited partnerships and other alternative investments
Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent (“NAV”), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice may be required and the notice period may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others will be classified as Level 2.
Valuation Techniques and Inputs for Investments
Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures, and option and swap contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.
For most of the Company’s debt securities, the following inputs are typically used in the Company’s pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.
A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is listed below:

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as certain limited partnerships and other alternative investments.

•
ABS, CDOs, CMBS and RMBS – Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

•	Corporates, including investment grade private placements – Primary inputs also include observations of credit default swap curves related to the issuer.

•	Foreign government/government agencies—Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

•	Municipals – Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

•	Short-term investments – Primary inputs also include material event notices and new issue money market rates.

•	Equity securities, trading – Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

•	Credit derivatives – Primary inputs include the swap yield curve and credit default swap curves.

•	Foreign exchange derivatives – Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

•	Interest rate derivatives – Primary input is the swap yield curve.

•	Limited partnerships and other alternative investments — Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3
Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate (“CRE”) CDOs and RMBS primarily backed by below-prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

•	Credit derivatives — Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

•	Equity derivatives — Significant unobservable inputs may include equity volatility.

•	Interest rate contracts — Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.
Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values
The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

	As of December 31, 2012
Securities				Unobservable Inputs
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CMBS	$532	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	320bps	3,615bps	1,013bps	Decrease
Corporate [3]	888	Discounted cash flows	Spread	145bps	900bps	333bps	Decrease
Municipal	169	Discounted cash flows	Spread	227bps	344bps	254bps	Decrease
RMBS	1,133	Discounted cash flows	Spread	54bps	1,689bps	379bps	Decrease
			Constant prepayment rate	0.0%	12.0%	2.0%	Decrease [4]
			Constant default rate	1.0%	24.0%	8.0%	Decrease
			Loss severity	—%	100.0%	80.0%	Decrease

[1]	The weighted average is determined based on the fair value of the securities.

[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

[3]	Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

[4]	Decrease for above market rate coupons and increase for below market rate coupons.

	As of December 31, 2012
Freestanding Derivatives				Unobservable Inputs
	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Equity derivatives
Equity options	$45	Option model	Equity volatility	13%	24%	Increase
Interest rate derivative
Interest rate swaps	(57)	Discounted cash flows	Swap curve beyond 30 years	2.8%	2.8%	Increase
U.S. GMWB hedging instruments
Equity options	281	Option model	Equity volatility	10%	31%	Increase
Customized swaps	238	Discounted cash flows	Equity volatility	10%	50%	Increase
U.S. macro hedge program
Equity options	286	Option model	Equity volatility	24%	43%	Increase
International hedging program
Equity options	44	Option model	Equity volatility	22%	33%	Increase
Long interest rate	(119)	Option model	Interest rate volatility	—%	1%	Increase

[1]
 Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2012, no significant adjustments were made by the Company to broker prices received.
Excluded from the tables above are limited partnerships and other alternative investments which total $150 of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.
Product Derivatives
The Company currently offers and subsequently reinsures certain variable annuity products with GMWB riders in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK (“HLIKK”), a Japanese affiliate of the Company, guaranteed minimum income benefit (‘GMIB”), GMWB and guaranteed minimum accumulation benefit (“GMAB”) riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company’s GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.
In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the “Attributed Fees”). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.
The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

Living Benefits Required to be Fair Valued (in Other Policyholder Funds and Benefits Payable)
Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company’s guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods’ net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.
Oversight of the Company’s valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company’s valuation model as well as associated controls.
Best Estimate Claims Costs
The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.
At each valuation date, the Company assumes expected returns based on:

•	risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

•	market implied volatility assumptions for each underlying index based primarily on a blend of observed market “implied volatility” data;

•	correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

•	three years of history for fund regression.
As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.
On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company’s comprehensive study to refine its estimate of future gross profits during the third quarter of each year.
Credit Standing Adjustment
This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled (“nonperformance risk”). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the years ended December 31, 2012, 2011 and 2010, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $499, $(156) and $(8), respectively.
Margins
The behavior risk margin adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.
Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $76, $13 and $45 for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and December 31, 2011 the behavior risk margin was $77 and $103, respectively.
In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $29, $(18) and $31 for the years ended December 31, 2012, 2011 and 2010, respectively.
Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

	Unobservable Inputs
Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization[2]	20%	100%	Increase
Withdrawal Rates [2]	0%	8%	Increase
Annuitization utilization [3]	0%	100%	Increase
Lapse Rates [4]	0%	75%	Decrease
Reset Elections [5]	20%	75%	Increase
Equity Volatility [6]	10%	50%	Increase

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]	Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

[3]	For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]	Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account’s share of the fair value of the equity in the investment (“net asset value”) and are classified in level 3 based on the Company’s ability to redeem its investment.
Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The tables below provide a fair value roll forward for the years ended December 31, 2012 and 2011, for the financial instruments classified as Level 3.

	Fixed Maturities, AFS								Fixed Maturities, FVO
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS
Fair value as of January 1, 2012	$317	$328	$348	$1,497	$37	$382	$933	$3,842	$484
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(2)	(19)	(41)	2	—	(5)	(68)	(133)	106
Included in OCI [3]	45	134	89	(38)	1	34	298	563	—
Purchases	18	—	18	169	9	174	289	677	1
Settlements	(58)	(36)	(111)	(98)	(4)	—	(125)	(432)	(1)
Sales	(34)	(1)	(109)	(74)	(11)	(91)	(173)	(493)	(391)
Transfers into Level 3 [4]	12	317	422	538	2	—	2	1,293	—
Transfers out of Level 3 [4]	(60)	—	(84)	(656)	—	(325)	(23)	(1,148)	—
Fair value as of December 31, 2012	$238	$723	$532	$1,340	$34	$169	$1,133	$4,169	$199
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$(1)	$(11)	$(17)	$(7)	$—	$(5)	$(11)	$(52)	$(7)

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities, AFS	Credit	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2012	$56	$(489)	$36	$(91)	$883	$357	$(35)	$661
Total realized/unrealized gains (losses)
Included in net income [1], [2]	3	155	(32)	2	(431)	(323)	(83)	(712)
Included in OCI [3]	(3)	—	—	—	—	—	—	—
Purchases	11	—	57	1	56	252	(60)	306
Settlements	—	338	(16)	—	(12)	—	95	405
Sales	(12)	—	—	—	—	—	—	—
Transfers out of Level 3 [4]	—	—	—	31	23	—	8	62
Fair value as of December 31, 2012	$55	$4	$45	$(57)	$519	$286	$(75)	$722
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$2	$126	$(8)	$(1)	$(425)	$(322)	$(85)	$(715)

Assets	Limited Partnerships and Other Alternative Investments	Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB [6]	Separate Accounts
Fair value as of January 1, 2012	$—	$3,073	$1,031
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(11)	(2,142)	37
Included in OCI [3]	—	(231)	—
Purchases	26	—	252
Settlements	—	381	(1)
Sales	—	—	(476)
Transfers into Level 3 [4]	135	—	443
Transfers out of Level 3 [4]	—	—	(703)
Fair value as of December 31, 2012	$150	$1,081	$583
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$(11)	$(2,142)	$28

	Other Policyholder Funds and Benefits Payable
Liabilities	Guaranteed Living Benefits [7]	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable	Other Liabilities	Consumer Notes
Fair value as of January 1, 2012	$(5,776)	$(9)	$(5,785)	$(9)	$(4)
Total realized/unrealized gains (losses)
Included in net income [1], [2]	2,656	1	2,657	(34)	2
Included in OCI [3]	264	—	264	—	—
Settlements [8]	(263)	—	(263)	43	—
Fair value as of December 31, 2012	$(3,119)	$(8)	$(3,127)	$—	$(2)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$2,656	$1	$2,657	$—	$2

The tables below provide a fair value roll forward for the year ended December 31, 2011 for the financial instruments classified as Level 3.

	Fixed Maturities, AFS
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS	Fixed Maturities, FVO
Fair value as of January 1, 2011	$408	$1,869	$492	$1,486	$40	$258	$1,105	$5,658	$511
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(26)	(30)	13	(27)	—	—	(21)	(91)	23
Included in OCI [3]	18	112	41	(14)	—	46	(3)	200	—
Purchases	35	—	18	83	—	87	25	248	—
Settlements	(32)	(129)	(72)	(92)	(3)	—	(111)	(439)	(2)
Sales	(9)	(54)	(225)	(122)	—	—	(16)	(426)	(43)
Transfers into Level 3 [4]	79	30	131	498	29	—	69	836	—
Transfers out of Level 3 [4]	(156)	(1,470)	(50)	(315)	(29)	(9)	(115)	(2,144)	(5)
Fair value as of December 31, 2011	$317	$328	$348	$1,497	$37	$382	$933	$3,842	$484
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(14)	$(29)	$(5)	$(11)	$—	$—	$(15)	$(74)	$19

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities, AFS	Credit	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2011	$47	$(344)	$4	$(53)	$600	$203	$5	$415
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(11)	(144)	(8)	9	279	(128)	3	11
Included in OCI [3]	(3)	—	—	—	—	—	—	—
Purchases	31	20	40	—	23	347	(43)	387
Settlements	—	(21)	—	(47)	(19)	(65)	—	(152)
Sales	(4)	—	—	—	—	—	—	—
Transfers out of Level 3 [4]	(4)	—	—	—	—	—	—	—
Fair value as of December 31, 2011	$56	$(489)	$36	$(91)	$883	$357	$(35)	$661
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(9)	$(137)	$(8)	$10	$278	$(107)	$(4)	$32

Assets	Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB [6]	Separate Accounts
Fair value as of January 1, 2011	$2,002	$1,247
Total realized/unrealized gains (losses)
Included in net income [1], [2]	504	25
Included in OCI [3]	111	—
Purchases	—	292
Settlements	456	—
Sales	—	(171)
Transfers into Level 3 [4]	—	14
Transfers out of Level 3 [4]	—	(376)
Fair value as of December 31, 2011	$3,073	$1,031
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$504	$(1)

	Other Policyholder Funds and Benefits Payable [1]
Liabilities	Guaranteed Living Benefits [7]	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable	Other Liabilities	Consumer Notes
Fair value as of January 1, 2011	$(4,258)	$(9)	$(4,267)	$(37)	$(5)
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(1,118)	—	(1,118)	28	1
Included in OCI [3]	(126)	—	(126)	—	—
Settlements	(274)	—	(274)	—	—
Fair value as of December 31, 2011	$(5,776)	$(9)	$(5,785)	$(9)	$(4)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(1,118)	$—	$(1,118)	$28	$1

[1]
The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[3]	All amounts are before income taxes and amortization of DAC.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

[6]
Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

[7]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

[8]
Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See Note 4 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

Fair Value Option
The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities that align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.
In 2012, the Company disposed of substantially all of its interest in a consolidated VIE, resulting in its deconsolidation. See Note 4 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements, for additional information related to the deconsolidation of this VIE. The Company previously elected the fair value option for this consolidated VIE in order to apply a consistent accounting model for the VIE’s assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that reference third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there was no adjustment to the market value of the notes for the Company’s own credit risk.
The Company elected the fair value option for consolidated VIE investment funds that were established in 2012. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with Investment Company accounting. The investment funds hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.
The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company’s Consolidated Statements of Operations.

	Year Ended December 31,
	2012	2011
Assets
Fixed maturities, FVO
Corporate	$9	$10
CRE CDOs	64	(33)
CMBS	(2)	—
Foreign government	(88)	45
RMBS	5	—
Other liabilities
Credit-linked notes	(34)	28
Total realized capital gains (losses)	$(46)	$50

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

	December 31, 2012	December 31, 2011
Assets
Fixed maturities, FVO
ABS	$—	$65
Corporate	108	214
CRE CDOs	193	272
CMBS	4	—
Foreign government	699	766
Municipals	1	—
RMBS	3	—
U.S. government	2	—
Total fixed maturities, FVO	$1,010	$1,317
Other liabilities
Credit-linked notes [1]	$—	$9

[1]	As of December 31, 2011, the outstanding principal balance of the notes was $243.
Financial Instruments Not Carried at Fair Value
The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012			December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Policy loans	Level 3	1,951	2,112	1,952	2,099
Mortgage loans	Level 3	4,935	5,109	4,182	4,382
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	9,318	9,668	10,065	10,959
Consumer notes [2]	Level 3	159	159	310	305

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2012 or December 31, 2011.

•	Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

•
Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

•	Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

Investments and Derivative Instruments	12 Months Ended
Dec. 31, 2012
Investments and Derivative Instruments [Abstract]
Investments and Derivative Instruments
Investments and Derivative Instruments
Net Investment Income (Loss)

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Fixed maturities [1]	1,953	1,927	1,967
Equity securities, AFS	11	10	14
Mortgage loans	248	206	199
Policy loans	116	128	129
Limited partnerships and other alternative investments	85	143	121
Other investments [2]	199	231	254
Investment expenses	(77)	(73)	(72)
Total securities AFS and other	2,535	2,572	2,612
Equity securities, trading	1	—	—
Total net investment income (loss)	2,536	$2,572	$2,612

[1]	Includes net investment income on short-term investments.

[2]	Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.
The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2012, 2011 and 2010, was $0, $1 and $5, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).
Net Realized Capital Gains (Losses)

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Gross gains on sales	$478	$400	$482
Gross losses on sales	(278)	(200)	(336)
Net OTTI losses recognized in earnings [1]	(255)	(125)	(336)
Valuation allowances on mortgage loans	4	25	(108)
Japanese fixed annuity contract hedges, net [2]	(36)	3	27
Periodic net coupon settlements on credit derivatives/Japan	(8)	—	(3)
Results of variable annuity hedge program
U.S. GMWB derivatives, net	519	(397)	89
U.S. macro hedge program	(340)	(216)	(445)
Total U.S. program	179	(613)	(356)
International Program	(1,145)	639	(1)
Total results of variable annuity hedge program	(966)	26	(357)
GMIB/GMAB/GMWB reinsurance	1,233	(326)	(769)
Coinsurance and modified coinsurance reinsurance contracts	(1,901)	375	292
Other, net [3]	248	(255)	195
Net realized capital (losses)	$(1,481)	$(77)	$(913)

[1]	Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

[2]
Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

[3]
Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $(55), $75 and $(190) for the years ended December 31, 2012, 2011 and 2010, respectively.
 Sales of Available-for-Sale Securities

	For the years ended December 31,
	2012	2011	2010
Fixed maturities, AFS
Sale proceeds	$23,555	$19,861	$27,739
Gross gains	521	354	413
Gross losses	(270)	(205)	(299)
Equity securities, AFS
Sale proceeds	$133	$147	$171
Gross gains	15	50	12
Gross losses	(5)	—	(4)

Sales of AFS securities in 2012 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.
Other-Than-Temporary Impairment Losses
The following table presents a roll-forward of the Company’s cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Balance, beginning of period	$(1,319)	$(1,598)	$(1,632)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(27)	(41)	(181)
Securities previously impaired	(15)	(47)	(122)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	543	358	314
Securities due to an increase in expected cash flows	5	9	23
Balance, end of period	$(813)	$(1,319)	$(1,598)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.
 Available-for-Sale Securities
The following table presents the Company’s AFS securities by type.

	December 31, 2012					December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]
ABS	$1,807	$38	$(172)	$1,673	$(4)	$2,361	$38	$(306)	$2,093	$(3)
CDOs [2]	2,236	61	(117)	2,160	(4)	2,055	15	(272)	1,798	(29)
CMBS	3,757	262	(107)	3,912	(7)	4,418	169	(318)	4,269	(19)
Corporate [2]	27,774	3,426	(221)	30,979	(19)	28,084	2,729	(539)	30,229	—
Foreign govt./govt. agencies	1,369	120	(29)	1,460	—	1,121	106	(3)	1,224	—
Municipal	1,808	204	(14)	1,998	—	1,504	104	(51)	1,557	—
RMBS	4,590	196	(115)	4,671	(28)	4,069	170	(416)	3,823	(97)
U.S. Treasuries	2,412	151	(12)	2,551	—	2,624	162	(1)	2,785	—
Total fixed maturities, AFS	45,753	4,458	(787)	49,404	(62)	46,236	3,493	(1,906)	47,778	(148)
Equity securities, AFS	408	28	(36)	400	—	443	21	(66)	398	—
Total AFS securities [3]	$46,161	$4,486	$(823)	$49,804	$(62)	$46,679	$3,514	$(1,972)	$48,176	$(148)

[1]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

[2]
Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

[3]
Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

The following table presents the Company’s fixed maturities, AFS, by contractual maturity year.

	December 31, 2012
Contractual Maturity	Amortized Cost	Fair Value
One year or less	$1,223	$1,233
Over one year through five years	9,425	9,941
Over five years through ten years	8,733	9,567
Over ten years	13,982	16,247
Subtotal	33,363	36,988
Mortgage-backed and asset-backed securities	12,390	12,416
Total fixed maturities, AFS [1]	$45,753	$49,404
[1] Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.
As of December 31, 2012 and 2011, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company’s stockholders’ equity other than U.S. government and certain U.S. government agencies. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2.3% of total invested assets. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets.
Security Unrealized Loss Aging
The following tables present the Company’s unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

	December 31, 2012
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$77	$76	$(1)	$787	$616	$(171)	$864	$692	$(172)
CDOs [1]	5	5	—	1,640	1,515	(117)	1,645	1,520	(117)
CMBS	192	179	(13)	795	701	(94)	987	880	(107)
Corporate	614	578	(36)	1,339	1,154	(185)	1,953	1,732	(221)
Foreign govt./govt. agencies	318	290	(28)	7	6	(1)	325	296	(29)
Municipal	65	62	(3)	98	87	(11)	163	149	(14)
RMBS	322	321	(1)	750	636	(114)	1,072	957	(115)
U.S. Treasuries	384	372	(12)	—	—	—	384	372	(12)
Total fixed maturities	1,977	1,883	(94)	5,416	4,715	(693)	7,393	6,598	(787)
Equity securities	9	9	—	172	136	(36)	181	145	(36)
Total securities in an unrealized loss	$1,986	$1,892	$(94)	$5,588	$4,851	$(729)	$7,574	$6,743	$(823)

	December 31, 2011
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$420	$385	$(35)	$1,002	$731	$(271)	$1,422	$1,116	$(306)
CDOs [1]	80	58	(22)	1,956	1,706	(250)	2,036	1,764	(272)
CMBS	911	830	(81)	1,303	1,066	(237)	2,214	1,896	(318)
Corporate [1]	2,942	2,823	(119)	2,353	1,889	(420)	5,295	4,712	(539)
Foreign govt./govt. agencies	24	23	(1)	40	38	(2)	64	61	(3)
Municipal	202	199	(3)	348	300	(48)	550	499	(51)
RMBS	355	271	(84)	1,060	728	(332)	1,415	999	(416)
U.S. Treasuries	185	184	(1)	—	—	—	185	184	(1)
Total fixed maturities	5,119	4,773	(346)	8,062	6,458	(1,560)	13,181	11,231	(1,906)
Equity securities	115	90	(25)	104	63	(41)	219	153	(66)
Total securities in an unrealized loss	$5,234	$4,863	$(371)	$8,166	$6,521	$(1,601)	$13,400	$11,384	$(1,972)

[1]	Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).
As of December 31, 2012, AFS securities in an unrealized loss position, comprised of 1,244 securities, primarily related to corporate securities primarily within the financial services sector, CMBS, RMBS, ABS and CDOs. which have experienced significant price deterioration. As of December 31, 2012, 83% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spreads tightening and a decline in interest rates.
Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, ABS backed by student loans, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security’s respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.
Mortgage Loans

	December 31, 2012			December 31, 2011
	Amortized Cost [1]	Valuation Allowance	Carrying Value	Amortized Cost [1]	Valuation Allowance	Carrying Value
Commercial	$4,949	$(14)	$4,935	$4,205	$(23)	$4,182
Total mortgage loans [2]	$4,949	$(14)	$4,935	$4,205	$(23)	$4,182

[1]	Amortized cost represents carrying value prior to valuation allowances, if any.

[2]
Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

As of December 31, 2012 and 2011, the carrying value of mortgage loans associated with the valuation allowance was $189 and $347, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $47 and $3, respectively, as of December 31, 2012 and $57 and $4, respectively, as of December 31, 2011. The carrying value of these loans is included in mortgage loans in the Company’s Consolidated Balance Sheets. As of December 31, 2012, loans within the Company’s mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.
The following table presents the activity within the Company’s valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

	For the years ended December 31,
	2012	2011	2010
Balance as of January 1	$(23)	$(62)	$(260)
(Additions)/Reversals	4	25	(108)
Deductions	5	14	306
Balance as of December 31	$(14)	$(23)	$(62)

The current weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 61% as of December 31, 2012, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property’s net operating income to the borrower’s principal and interest payments. The current weighted average DSCR of the Company’s commercial mortgage loan portfolio was 2.34x as of December 31, 2012. The Company held only one delinquent commercial mortgage loan past due by 90 days or more with a carrying value and valuation allowance of $32 and $0, respectively, as of December 31, 2012 and is not accruing income.
The following table presents the carrying value of the Company’s commercial mortgage loans by LTV and DSCR.

Commercial Mortgage Loans Credit Quality
	December 31, 2012		December 31, 2011
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$137	0.89x	$422	1.67x
65% - 80%	1,717	2.27x	1,779	1.57x
Less than 65%	3,081	2.44x	1,981	2.45x
Total commercial mortgage loans	$4,935	2.34x	$4,182	1.99x

The following tables present the carrying value of the Company’s mortgage loans by region and property type.

Mortgage Loans by Region
	December 31, 2012		December 31, 2011
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$97	2.0%	$59	1.4%
Middle Atlantic	370	7.5%	401	9.6%
Mountain	62	1.3%	61	1.5%
New England	231	4.7%	202	4.8%
Pacific	1,504	30.5%	1,268	30.3%
South Atlantic	1,012	20.5%	810	19.4%
West North Central	16	0.3%	16	0.4%
West South Central	234	4.7%	115	2.7%
Other [1]	1,409	28.5%	1,250	29.9%
Total mortgage loans	$4,935	100.0%	$4,182	100.0%

[1]	Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type
	December 31, 2012		December 31, 2011
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Agricultural	$109	2.2%	$127	3.0%
Industrial	1,519	30.8%	1,262	30.1%
Lodging	81	1.6%	84	2.0%
Multifamily	869	17.6%	734	17.6%
Office	1,120	22.7%	836	20.0%
Retail	1,047	21.2%	918	22.0%
Other	190	3.9%	221	5.3%
Total mortgage loans	$4,935	100.0%	$4,182	100.0%

Variable Interest Entities
The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.
The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s Consolidated Financial Statements.
Consolidated VIEs
The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company’s financial or other support provided to these VIEs is limited to its investment management services and original investment.

	December 31, 2012			December 31, 2011
	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]
CDOs [3]	$89	$88	$7	$491	$474	$25
Investment funds [4]	132	20	110	—	—	—
Limited partnerships	6	3	3	7	3	4
Total	$227	$111	$120	$498	$477	$29

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.

[2]
The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.

[3]	Total assets included in fixed maturities, AFS in the Company’s Consolidated Balance Sheets.

[4]	Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds established in 2012 for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.
In 2012, the Company disposed of substantially all of its interest in a consolidated VIE. Upon disposition, the Company determined that it was no longer the primary beneficiary of the VIE. Therefore, the investment was deconsolidated as of the disposition date in the fourth quarter of 2012. The deconsolidation of the VIE resulted in a decrease in assets of $344, liabilities of $319, and a maximum exposure to loss of $6 at the time of disposal. The deconsolidation did not have a significant impact on the Company's results from operations.
Non-Consolidated VIEs
The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2012 and 2011. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Equity Method Investments
The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, “limited partnerships”). These investments are accounted for under the equity method and the Company’s maximum exposure to loss as of December 31, 2012 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $269, to fund limited partnership and other alternative investments as of December 31, 2012. The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2012, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.3 billion and $75.7 billion as of December 31, 2012 and 2011, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.6 billion and $13.8 billion as of December 31, 2012 and 2011, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $1.2 billion and $927 for the periods ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $6.5 billion, $8.1 billion, and $9.7 billion for the periods ended December 31, 2012, 2011 and 2010, respectively. As of, and for the period ended, December 31, 2012, the aggregated summarized financial data reflects the latest available financial information.
Repurchase Agreements and Dollar Roll Agreements
The Company enters into repurchase agreements and dollar roll transactions to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.
As part of repurchase agreements and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, available-for-sale with the obligation to repurchase those securities recorded in Other Liabilities on the Company's Consolidated Balance Sheets. The fair value of the securities transferred was $1.6 billion with a corresponding agreement to repurchase $1.6 billion as of December 31, 2012. Securities sold under agreement to repurchase were $1.6 billion as of December 31, 2012.
The Company's repurchase agreements include master netting provisions that provide the counterparties the right to set off claims and apply securities held by them in respect of their obligations in the event of a default. The Company reported a gross amount of recognized liabilities of $923 in other liabilities on the Condensed Consolidated Balance sheet as of December 31, 2012. This amount represents the Company's obligations to repurchase securities under master netting agreements. The Company reported financial collateral pledged of $923 in fixed maturities, AFS on the Condensed Consolidated Balance sheet as of December 31, 2012. The fixed maturities are predominantly U.S. government/government agency securities and are disallowed for offsetting under U.S. GAAP.
Derivative Instruments
The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.
Strategies that qualify for hedge accounting
Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the “pay” leg terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities ,or liabilities denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:
Cash flow hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.
Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Fair value hedges
Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.
Non-qualifying strategies
Derivative relationships that do not qualify for hedge accounting or “non-qualifying strategies” primarily include the hedge programs for our U.S. and international variable annuity products, as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:
Interest rate swaps, swaptions, caps, floors, and futures
The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2012 and 2011, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion.
Foreign currency swaps and forwards
The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.
Japan 3Win foreign currency swaps
Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.
Japanese fixed annuity hedging instruments
Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.
Credit derivatives
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity index swaps and options
The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.
U.S GMWB derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative (“U.S. GMWB product derivative”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB (“U.S. GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.
The Company utilizes derivatives (“ U.S. GMWB hedging derivatives”) as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Customized swaps	$7,787	$8,389	$238	$385
Equity swaps, options, and futures	5,130	5,320	267	498
Interest rate swaps and futures	5,705	2,697	67	11
Total	$18,622	$16,406	$572	$894

U.S. macro hedge program
The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Equity futures	$—	$59	$—	$—
Equity options	7,442	6,760	286	357
Total	$7,442	$6,819	$286	$357

International program
The Company formerly offered certain variable annuity products in the U.K. and Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives (“International program product derivatives”). The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.
The Company enters into derivative contracts (“International program hedging instruments”) to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. The hedging derivatives are comprised of equity futures, options, and swaps and currency forwards and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations. The following table represents notional and fair value for the international program hedging instruments.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Credit derivatives	350	—	28	—
Currency forwards [1]	9,327	8,622	(87)	446
Currency options	9,710	7,038	(49)	72
Equity futures	1,206	2,691	—	—
Equity options	2,621	1,120	(105)	(3)
Equity swaps	2,683	392	(12)	(8)
Customized swaps	899	—	(11)	—
Interest rate futures	634	739	—	—
Interest rate swaps and swaptions	21,018	8,117	131	35
Total	$48,448	$28,719	$(105)	$542

[1]
 As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

GMAB, GMWB and GMIB reinsurance contracts
The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
Coinsurance and modified coinsurance reinsurance contracts
During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
Derivative Balance Sheet Classification
The table below summarizes the balance sheet classification of the Company’s derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk.

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011
Cash flow hedges
Interest rate swaps	$3,863	$6,339	$167	$276	$167	$276	$—	$—
Foreign currency swaps	163	229	(17)	(5)	3	17	(20)	(22)
Total cash flow hedges	4,026	6,568	150	271	170	293	(20)	(22)
Fair value hedges
Interest rate swaps	753	1,007	(55)	(78)	—	—	(55)	(78)
Foreign currency swaps	40	677	16	(39)	16	64	—	(103)
Total fair value hedges	793	1,684	(39)	(117)	16	64	(55)	(181)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps, swaptions, caps, floors, and futures	13,432	6,252	(363)	(435)	436	417	(799)	(852)
Foreign exchange contracts
Foreign currency swaps and forwards	182	208	(9)	(10)	5	3	(14)	(13)
Japan 3Win foreign currency swaps	1,816	2,054	(127)	184	—	184	(127)	—
Japanese fixed annuity hedging instruments	1,652	1,945	224	514	228	540	(4)	(26)
Credit contracts
Credit derivatives that purchase credit protection	1,539	1,134	(5)	23	3	35	(8)	(12)
Credit derivatives that assume credit risk [1]	1,981	2,212	(8)	(545)	17	2	(25)	(547)
Credit derivatives in offsetting positions	5,341	5,020	(22)	(43)	56	101	(78)	(144)
Equity contracts
Equity index swaps and options	791	1,433	35	23	45	36	(10)	(13)
Variable annuity hedge program
U.S. GMWB product derivative [2]	28,868	34,569	(1,249)	(2,538)	—	—	(1,249)	(2,538)
U.S. GMWB reinsurance contracts	5,773	7,193	191	443	191	443	—	—
U.S. GMWB hedging instruments	18,622	16,406	572	894	743	1,022	(171)	(128)
U.S. macro hedge program	7,442	6,819	286	357	356	357	(70)	—
International program product derivatives [2]	1,876	2,009	(42)	(30)	—	—	(42)	(30)
International program hedging instruments	48,448	28,719	(105)	542	657	672	(762)	(130)
Other
GMAB, GMWB, and GMIB reinsurance contracts	18,287	21,627	(1,827)	(3,207)	—	—	(1,827)	(3,207)
Coinsurance and modified coinsurance reinsurance contracts	44,985	50,756	890	2,630	1,566	2,901	(676)	(271)
Total non-qualifying strategies	201,035	188,356	(1,559)	(1,198)	4,303	6,713	(5,862)	(7,911)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$205,854	$196,608	$(1,448)	$(1,044)	$4,489	$7,070	$(5,937)	$(8,114)
Balance Sheet Location
Fixed maturities, available-for-sale	$416	$416	$(20)	$(45)	$—	$—	$(20)	$(45)
Other investments	37,809	51,231	581	1,971	1,049	2,745	(468)	(774)
Other liabilities	67,765	28,717	38	(254)	1,683	981	(1,645)	(1,235)
Consumer notes	26	35	(2)	(4)	—	—	(2)	(4)
Reinsurance recoverable	47,430	55,140	1,081	3,073	1,757	3,344	(676)	(271)
Other policyholder funds and benefits payable	52,408	61,069	(3,126)	(5,785)	—	—	(3,126)	(5,785)
Total derivatives	$205,854	$196,608	$(1,448)	$(1,044)	$4,489	$7,070	$(5,937)	$(8,114)

[1]	The derivative instruments related to this strategy are held for other investment purposes.

[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.
Change in Notional Amount
The net increase in notional amount of derivatives since December 31, 2011, was primarily due to the following:

•
The $48.4 billion notional amount related to the international program hedging instruments as of December 31, 2012, consisted of $43.8 billion of long positions and $4.6 billion of offsetting short positions, resulting in a net notional amount of $39.2 billion. The $28.7 billion notional amount as of December 31, 2011, consisted of $28.0 billion of long positions and $0.7 billion of offsetting short positions, resulting in a net notional amount of $27.3 billion. The increase in net notional of $11.9 billion primarily resulted from the Company increasing its hedging of interest rate exposure.

Change in Fair Value
The decline in the total fair value of derivative instruments since December 31, 2011, was primarily related to the following:

•
The fair value related to the international program hedging instruments decreased as a result of the improvement in global equity markets and the depreciation of the Japanese yen in relation to the euro and the U.S. dollar

•
The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to the strengthening of the currency basis swap spread between U.S. dollar and Japanese yen, a decline in U.S. interest rates, and depreciation of the Japanese yen in relation to the U.S. dollar.

•
The increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily due to a liability model assumption update, outperformance of the underlying actively managed funds as compared to their respective indices and lower equity market volatility.

•
The increase in fair value related to credit derivatives that assume credit risk was primarily due to credit spread tightening and to the disposition of substantially all of the Company's interest in a consolidated VIE that contained a credit derivative. For more information on the disposition, see the Variable Interest Entity section of this footnote.

•
GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK.  The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates and volatility.  For a discussion related to the reinsurance agreement refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

•
The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate.  The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contract.  For a discussion related to the reinsurance agreement refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and the net position of derivative instruments eligible for offset in the Company's Condensed Consolidated Balance Sheets.  Amounts offset include fair value amounts, income accruals and cash collateral held related to derivative instruments that are traded under a common master netting agreement, as described above.  Also included in the tables is information on financial collateral received and pledged, which while contractually permitted to be offset upon an event of default, is disallowed for offsetting under U.S. GAAP.

As of December 31, 2012

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$2,732	$2,238	$581	$(87)	$490	$4

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [2]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,113)	$(1,759)	$38	$(392)	$(300)	$(54)

As of December 31, 2011

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$3,726	$2,974	$1,971	$(1,219)	$514	$238

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [2]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,009)	$(1,310)	$(254)	$(445)	$(425)	$(274)

[1]	Included in other invested assets in the Company's Condensed Consolidated Balance Sheets.

[2]	Included in other assets in the Company's Condensed Consolidated Balance Sheets.

[3]	Included in other liabilities in the Company's Condensed Consolidated Balance Sheets.

[4]	Excludes exchange-traded futures which are settled daily.

Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)
	2012	2011	2010	2012	2011	2010
Interest rate swaps	$26	$245	$232	$—	$(2)	$2
Foreign currency swaps	(18)	(5)	3	—	—	(1)
Total	$8	$240	$235	$—	$(2)	$1

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		2012	2011	2010
Interest rate swaps	Net realized capital gains (losses)	$85	$6	$5
Interest rate swaps	Net investment income (loss)	97	77	56
Foreign currency swaps	Net realized capital gains (losses)	(4)	(1)	(7)
Total		$178	$82	$54

As of December 31, 2012, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $140. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. Also included are deferred gains related to cash flow hedges associated with fixed-rate bonds sold as part of the Retirement Plans and Individual Life business dispositions completed January 1, 2013 and January 2, 2013, respectively. For further information on the business dispositions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
During the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91. This primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements. For the years ended December 31, 2011 and 2010, the Company had no and less than $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Fair Value Hedges
For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

Derivatives in Fair Value Hedging Relationships
	Gain (Loss) Recognized in Income [1]
	2012		2011		2010
	Derivative	Hedged Item	Derivative	Hedged Item	Derivative	Hedged Item
Interest rate swaps
Net realized capital gains (losses)	$(3)	$(3)	$(58)	$54	$(44)	$38
Benefits, losses and loss adjustment expenses			—	—	(1)	3
Foreign currency swaps
Net realized capital gains (losses)	(7)	7	(1)	1	8	(8)
Benefits, losses and loss adjustment expenses	(6)	6	(22)	22	(12)	12
Total	$(16)	$10	$(81)	$77	$(49)	$45

[1]
The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2012	2011	2010
Interest rate contracts
Interest rate swaps, caps, floors, and forwards	$26	$20	$14
Foreign exchange contracts
Foreign currency swaps and forwards	10	1	(3)
Japan 3Win foreign currency swaps [1]	(300)	31	215
Japanese fixed annuity hedging instruments [2]	(178)	109	385
Credit contracts
Credit derivatives that purchase credit protection	(19)	(8)	(17)
Credit derivatives that assume credit risk	204	(141)	157
Equity contracts
Equity index swaps and options	(31)	(67)	5
Variable annuity hedge program
U.S. GMWB product derivatives	1,430	(780)	486
U.S. GMWB reinsurance contracts	(280)	131	(102)
U.S. GMWB hedging instruments	(631)	252	(295)
U.S. macro hedge program	(340)	(216)	(445)
International program product derivative	—	—	—
International program hedging instruments	(1,145)	639	(1)
Other
GMAB, GMWB, and GMIB reinsurance contracts	1,233	(326)	(769)
Coinsurance and modified coinsurance reinsurance contracts	(1,901)	375	292
Total	$(1,922)	$20	$(78)

[1]	The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]
The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

For the year ended December 31, 2012, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

•
The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

•
The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

•	The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

•
The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

•
The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

•
The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

•	The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.
For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

•
The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

•
The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

•
The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

•
The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

•	The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.
For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

•
The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

•	The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

•	The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

•
The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

•
The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

•	The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

•
The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

Refer to Note 10 - Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.
The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.
As of December 31, 2012

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$1,787	$8	3 years	Corporate Credit/ Foreign Gov.	A	$878	$(19)
Below investment grade risk exposure	114	(1)	1 year	Corporate Credit	B+	114	(3)
Basket credit default swaps [4]
Investment grade risk exposure	2,074	11	2 years	Corporate Credit	BBB+	1,326	(6)
Investment grade risk exposure	237	(12)	4 years	CMBS Credit	A	238	12
Below investment grade risk exposure	115	(27)	4 years	CMBS Credit	B+	115	27
Embedded credit derivatives
Investment grade risk exposure	325	296	4 years	Corporate Credit	BBB-	—	—
Total	$4,652	$275				$2,671	$11
As of December 31, 2011

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$1,067	$(18)	3 years	Corporate Credit/ Foreign Gov.	A+	$915	$(19)
Below investment grade risk exposure	125	(7)	2 years	Corporate Credit	B+	114	(3)
Basket credit default swaps [4]
Investment grade risk exposure	2,375	(71)	3 years	Corporate Credit	BBB+	1,128	17
Investment grade risk exposure	353	(63)	5 years	CMBS Credit	BBB+	353	62
Below investment grade risk exposure	477	(441)	3 years	Corporate Credit	BBB+	—	—
Embedded credit derivatives
Investment grade risk exposure	25	24	3 years	Corporate Credit	BBB-	—	—
Below investment grade risk exposure	300	245	5 years	Corporate Credit	BB+	—	—
Total	$4,722	$(331)				$2,510	$57

[1]
 The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]	Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged having a fair value of $370 and $762, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.
The following table presents the classification and carrying amount of derivative instruments collateral pledged.

	December 31, 2012	December 31, 2011
Fixed maturities, AFS	$370	$762
Short-term investments	179	148
Total collateral pledged	$549	$910

As of December 31, 2012 and 2011, the Company had accepted collateral with a fair value of $2.7 billion and $2.4 billion, respectively, of which $2.2 billion and $1.9 billion, respectively, was cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. Included in the $2.2 billion of cash collateral, as of December 31, 2012, was $1.6 billion which relates to repurchase agreements and dollar roll transactions. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2012 and 2011, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.
Securities on Deposit with States
The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2012 and 2011, the fair value of securities on deposit was approximately $14 and $14, respectively.

Reinsurance	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Reinsurance
Reinsurance
Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $302, $252, and $324 for the years ended December 31, 2012, 2011, and 2010, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $94, $106, and $129 in 2012, 2011, and 2010, respectively, and accident and health premium of $177, $191, and $205, respectively, to HLA. A subsidiary of the Company, Hartford Life and Annuity Insurance Company (“HLAI”) has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance (“WRR”). Under this transaction, the Company ceded $58, $61, and $54 in 2012, 2011, and 2010, respectively. Refer to Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for further information.
Net fee income, earned premiums and other were comprised of the following:

	For the years Ended December 31,
	2012	2011	2010
Gross fee income, earned premiums and other	$3,739	$4,147	$4,127
Reinsurance assumed	8	13	69
Reinsurance ceded	(698)	(733)	(759)
Net fee income, earned premiums and other	$3,049	$3,427	$3,437

Deferred Policy Acquisition Costs and Present Value of Future Profits	12 Months Ended
Dec. 31, 2012
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Deferred Policy Acquisition Costs and Present Value of Future Profits
Deferred Policy Acquisition Costs and Present Value of Future Profits
Changes in the DAC balance are as follows:

	For the years ended December 31,
	2012	2011	2010
Balance, beginning of period	$3,448	$3,694	$4,341
Deferred costs	329	381	381
Amortization — DAC	(280)	(290)	(244)
Amortization — Unlock benefit (charge), pre-tax	(44)	(137)	134
Amortization — DAC from discontinued operations	(35)	(47)	(68)
Adjustments to unrealized gains and losses on securities available-for-sale and other [1][2]	(346)	(154)	(848)
Effect of currency translation	—	1	(9)
Cumulative effect of accounting change, pre-tax [3]	—	—	7
Balance, end of period [4]	$3,072	$3,448	$3,694

[1]	Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

[2]
Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

[3]
For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

[4]	For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
As of December 31, 2012, estimated future net amortization expense of present value of future profits for the succeeding five years is $22, $6, $6, $6 and $5 in 2013, 2014, 2015, 2016 and 2017 respectively. Future net amortization expense as of December 31, 2012 reflects the estimated impact of the business disposition transactions discussed in Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
The reporting units of the Company for which goodwill has been allocated include Mutual Funds, Retirement Plans and Individual Life.
Year Ended December 31, 2012
During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 - Basis of Presentation and Significant Accounting Policies and Note 18 - Discontinued Operations of Notes to Consolidated Financial Statements.
During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.
The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012 and December 31, 2011.
The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter, however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 and $224 as of December 31, 2012 and 2011, respectively.
Year Ended December 31, 2011
The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.
Year Ended December 31, 2010
The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

Separate Accounts, Death Benefits and Other Insurance Benefit Features	12 Months Ended
Dec. 31, 2012
Separate Accounts, Death Benefits and Other Insurance Benefit Features [Abstract]
Separate Accounts, Death Benefits and Other Insurance Benefit Features
Separate Accounts, Death Benefits and Other Insurance Benefit Features
Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

	GMDB	UL Secondary Guarantees
Liability balance as of January 1, 2012	$1,158	$228
Incurred	228	113
Paid	(258)	—
Unlock	(181)	22
Currency Translation Adjustment	(3)	—
Liability balance as of December 31, 2012	$944	$363
Reinsurance recoverable asset, as of January 1, 2012	$724	$22
Incurred	121	(1)
Paid	(121)	—
Unlock	(116)	—
Reinsurance recoverable asset, as of December 31, 2012	$608	$21

	GMDB	UL Secondary Guarantees
Liability balance as of January 1, 2011	$1,115	$113
Incurred	271	53
Paid	(284)	—
Unlock	48	62
Currency Translation Adjustment	8	—
Liability balance as of December 31, 2011	$1,158	$228
Reinsurance recoverable asset, as of January 1, 2011	$686	$30
Incurred	128	(8)
Paid	(143)	—
Unlock	53	—
Reinsurance recoverable asset, as of December 31, 2011	$724	$22

 The following table presents details concerning GMDB and GMIB exposure as of December 31, 2012:

Individual Variable and Group Annuity Account Value by GMDB/GMIB Type
Maximum anniversary value (“MAV”) [1]	Account Value (“AV”) [8]	Net amount at Risk (“NAR”) [9]	Retained Net Amount at Risk (“RNAR”) [9]	Weighted Average Attained Age of Annuitant
MAV only	$19,509	$3,973	$263	69
With 5% rollup [2]	1,517	379	26	69
With Earnings Protection Benefit Rider (“EPB”) [3]	4,990	582	17	66
With 5% rollup & EPB	561	127	5	69
Total MAV	26,577	5,061	311
Asset Protection Benefit (APB) [4]	20,008	1,069	208	67
Lifetime Income Benefit (LIB) – Death Benefit [5]	1,063	33	9	65
Reset [6] (5-7 years)	3,098	140	73	69
Return of Premium [7] /Other	21,807	327	89	66
Subtotal U.S. GMDB	$72,553	$6,630	$690	67
Less: General Account Value with U.S. GMBD	7,405
Subtotal Separate Account Liabilities with GMDB	65,148
Separate Account Liabilities without U.S. GMDB	76,410
Total Separate Account Liabilities	$141,558
Japan GMDB [10], [11]	$16,115	$2,650	$—	68
Japan GMIB [10], [11]	$15,454	$2,389	$—	68

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

[2]
Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

[7]	ROP GMDB is the greater of current AV and net premiums paid.

[8]	AV includes the contract holder’s investment in the separate account and the general account.

[9]
NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[10]
Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance (“GRB”) related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

[11]
Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 - Fair Value Measurements of Notes to Consolidated Financial Statements for a description of the Company’s guaranteed living benefits that are accounted for at fair value.
Account balances of contracts with guarantees were invested in variable separate accounts as follows:

Asset type	December 31, 2012	December 31, 2011
Equity securities (including mutual funds)	$58,208	$61,472
Cash and cash equivalents	6,940	7,516
Total	$65,148	$68,988

As of December 31, 2012 and December 31, 2011, approximately 16% and 17%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 83%, respectively, were invested in equity securities through these funds.

Sales Inducements	12 Months Ended
Dec. 31, 2012
Deferred Sales Inducements [Abstract]
Sales Inducements
Sales Inducements
The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 - Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.
Changes in sales inducement activity are as follows:

	For the years ended December 31,
	2012	2011	2010
Balance, beginning of period	$186	$197	$194
Sales inducements deferred	4	6	10
Amortization—Unlock	(59)	(4)	(9)
Amortization charged to income	(13)	(13)	2
Balance, end of period	$118	$186	$197

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
Lease Commitments
The rent paid to Hartford Fire for operating leases was $17, $19 and $15 for the years ended December 31, 2012, 2011 and 2010, respectively. Future minimum lease commitments as of December 31, 2012 are as follows:

Operating Leases
2013	$11
2014	7
2015	6
2016	4
2017	3
Thereafter	3
Total	$34
Unfunded Commitments
As of December 31, 2012, the Company has outstanding commitments totaling $299, of which $269 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.
Guaranty Fund and Other Insurance-related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.
The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, “Accounting by Insurance and Other Enterprises for Insurance-Related Assessments”. Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the liability balance was $42 and $43, respectively. As of December 31, 2012 and 2011, $27 and $26, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.
Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2012, is $365. Of this $365, the legal entities have posted collateral of $345 in the normal course of business. Based on derivative market values as of December 31, 2012, a downgrade of one level below the current financial strength ratings by either Moody’s or S&P could require an additional $29 to be posted as collateral. Based on derivative market values as of December 31, 2012, a downgrade by either Moody’s or S&P of two levels below the legal entities’ current financial strength ratings could require approximately an additional $33 of assets to be posted as collateral.These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.
On February 5, 2013 Moody's lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company to Baa2. Given this downgrade action, termination rating triggers in seven derivative counterparty relationships were impacted. The Company is in the process of re-negotiating the rating triggers which it expects to successfully complete. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company. As of December 31, 2012, the notional amount and fair value related to these counterparties is $18.8 billion and $331, respectively. These counterparties have the right to terminate these relationships and would have to settle the outstanding derivatives prior to exercising their termination right. Accordingly, as of December 31, 2012 five of these counterparties combined would owe the Company the derivatives fair value of $375 and the Company would owe two counterparties combined $44. Of this $44, the legal entities have posted collateral of $33 in the normal course of business. The counterparties have not exercised this termination right. The notional and fair value amounts include a customized GMWB derivative with a notional amount of $3.9 billion and a fair value of $133, for which the Company has a contractual right to make a collateral payment in the amount of approximately $45 to prevent its termination.

Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax
Income Tax

Income (loss) from continuing operations before income taxes included income (loss) from domestic operations of $531, $(137) and $712 for 2012, 2011 and 2010, and income (loss) from foreign operations of $0, $0 and $0 for 2012, 2011 and 2010.

Income tax expense (benefit) is as follows:

	For the years ended December 31,
	2012	2011	2010
Income Tax Expense (Benefit)
Current - U.S. Federal	$139	$(206)	$19
International	—	—	5
Total Current	$139	(206)	24
Deferred - U.S. Federal Excluding NOL Carryforward	(94)	46	114
Net Operating Loss Carryforward	(9)	(163)	(1)
Total Deferred	(103)	(117)	113
Total Income tax expense (benefit)	$36	$(323)	$137

Deferred tax assets (liabilities) include the following as of December 31:

	As of December 31,
Deferred Tax Assets	2012	2011
Tax basis deferred policy acquisition costs	$424	$479
Investment-related items	1,244	92
Insurance product derivatives	1,092	2,011
NOL Carryover	225	241
Minimum tax credit	355	387
Foreign tax credit carryover	33	17
Capital loss carryover	5	—
Depreciable and amortizable assets	—	37
Other	65	23
Total Deferred Tax Assets	3,443	3,287
Valuation Allowance	(53)	(78)
Net Deferred Tax Assets	3,390	3,209
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(356)	(427)
Net unrealized gain on investments	(1,432)	(735)
Employee benefits	(45)	(41)
Total Deferred Tax Liabilities	(1,833)	(1,203)
Total Deferred Tax Asset	1,557	2,006

As of December 31, 2012 and 2011, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $221 and $314, which have no expiration. The Company had a current income tax payable of $192 as of December 31, 2012 and a current income tax recoverable of $330 as of December 31, 2011.
If the Company were to follow a “separate entity” approach, the current tax benefit related to any of the Company’s tax attributes realized by virtue of its inclusion in The Hartford’s consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $(18), $0 and $0 for 2012, 2011 and 2010, respectively.
The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $53 as of December 31, 2012 and $78 as of December 31, 2011. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company’s tax planning strategies and in particular the Company’s ability to utilize tax benefits on previously recognized realized capital losses.
The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the 4th quarter of 2012 and is expected to conclude by the end of 2014. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction (DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.
The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	For the years ended December 31,
	2012	2011	2010
Tax expense (benefit) at the U.S. federal statutory rate	186	(48)	$249
Dividends-received deduction	(140)	(201)	(145)
Foreign related investments	(9)	(15)	—
Valuation Allowance	—	(56)	56
Other	(1)	(3)	(23)
Total	$36	$(323)	$137

Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt
Collateralized Advances
The Company became a member of the Federal Home Loan Bank of Boston (“FHLBB”) in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance (“CTDOI”) will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2013. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2012, the Company had no advances outstanding under the FHLBB facility.
Consumer Notes
The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company’s spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company’s exposure to market risks in accordance with Company policy.
As of December 31, 2012, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2012 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2012, 2011 and 2010, interest credited to holders of consumer notes was $10, $15 and $25, respectively.

Statutory Results	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Statutory Results
Statutory Results
The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.
The statutory net income (loss) and surplus was as follows:

	For the years ended December 31,
	2012	2011	2010
Combined statutory net income (loss)	$927	$(669)	$208
Statutory capital and surplus	$5,016	$5,920	$5,832

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income (loss).
In December 2009, the NAIC issued Statement of Statutory Accounting Principles (“SSAP”) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2010 and interim and annual periods of 2011 and 2012. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.
Regulatory Capital Requirements
The Company's and its U.S. insurance companies' states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC (“Company Action Level”). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations.
Similar to the RBC ratios that are employed by U.S. insurance regulators, regulatory authorities in the international jurisdictions in which the Company operates generally establish minimum solvency requirements for insurance companies. All of the Company's international insurance subsidiaries have solvency margins in excess of the minimum levels required by the applicable regulatory authorities.
Dividend Restrictions
Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.
The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer’s earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company’s insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.
The Company’s subsidiaries are permitted to pay up to a maximum of approximately $82 in dividends in 2013 without prior approval from the applicable insurance commissioner. In 2012, the Company received no dividends from its subsidiaries. With respect to dividends to its parent, the Company’s dividend limitation under the holding company laws of Connecticut is $515 in 2013. However, because the Company’s earned surplus is negative as of December 31, 2012, the Company will not be permitted to pay any dividends to its parent in 2013 without prior approval from the Connecticut Insurance Commissioner. In 2012, the Company paid no dividends to its parent company. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension Plans, Postretirement, Health Care and Life Insurance Benefit and Savings Plans
Pension Plans, Postretirement, Health Care and Life Insurance Benefit and Savings Plans
Pension Plans

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.
Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(3), $45 and $43 for the years ended December 31, 2012, 2011 and 2010, respectively.
Investment and Savings Plan
Substantially all U.S. employees are eligible to participate in The Hartford’s Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3.0% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $9 and $13 for the years ended December 31, 2012, 2011 and 2010, respectively.
Effective January 1, 2013, The Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution
401(k) savings plan, and The Hartford Excess Savings Plan. The Company's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

Stock Compensation Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plans
Stock Compensation Plans
The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $14 and $32 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company’s income tax benefit recognized for stock-based compensation plans was $11, $5 and $11 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company capitalized no cost of stock-based compensation.

Transactions with Affiliates	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions with Affiliates
Parent Company Transactions
Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2012 and 2011, the Company had $53 and $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2012, 2011, and 2010, the Company recorded earned premiums of $28, $12, and $18 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.
Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.
The Company has issued a guarantee to retirees and vested terminated employees (“Retirees”) of The Hartford Retirement Plan for U.S. Employees (“the Plan”) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree’s designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.
In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC’s products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2012 and 2011, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.
Reinsurance Assumed from Affiliates
Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted (“MVA”) annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2012 and 2011, $2.1 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.
HLAI entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.
HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $22 and $50 and the net amount at risk for the assumed GMDB reinsurance was $2.7 billion and $5.0 billion at December 31, 2012 and 2011, respectively.
While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company’s balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMIB liability was $1.8 billion and $3.2 billion at December 31, 2012 and 2011, respectively.
Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, (“HLL”), a wholly owned subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $4 and $5 and the net amount at risk for the assumed GMDB reinsurance was $42 and $80 at December 31, 2012 and 2011, respectively.
16. Transactions with Affiliates (continued)
While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company’s Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $0 and $37 at December 31, 2012 and 2011, respectively.
Reinsurance Ceded to Affiliates
Effective October 1, 2009, and amended on November 1, 2010, HLAI, entered into a modco and coinsurance with funds withheld reinsurance agreement with WRR. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK’s variable annuity contract and rider benefits, and HLAI assumed HLL’s GMDB and GMWB annuity contract and rider benefits.
Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.
The impact of this transaction on the Company’s Consolidated Statements of Operations is as follows:

	For the years ended December 31,
	2012	2011	2010
Earned premiums	$(58)	$(61)	$(54)
Net realized gains (losses) [1]	(2,130)	483	547
Total revenues	(2,188)	422	493
Benefits, losses and loss adjustment expenses	(55)	(50)	(40)
Insurance operating costs and other expenses	(1,442)	836	(333)
Total expenses	(1,497)	786	(373)
Income (loss) before income taxes	(691)	(364)	866
Income tax expense (benefit)	(242)	(127)	303
Net income (loss)	$(449)	$(237)	$563

[1]	Amounts represent the change in valuation of the derivative associated with this transaction.
The Company's Consolidated Balance Sheets include a modco reinsurance (payable)/recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $1.3 billion, $527, $0.9 billion, respectively, at December 31, 2012 and $(2.9) billion, $0, $2.6 billion , respectively, at December 31, 2011.
Champlain Life Reinsurance Company
Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction in accordance with U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

Restructuring and Other Costs	12 Months Ended
Dec. 31, 2012
Restructuring, Severance and Other Costs [Abstract]
Restructuring and Other Costs
Restructuring and Other Costs
As a result of a strategic business realignment announced in March 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, The Hartford implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Hartford intends to substantially complete the related restructuring activities over the next 12-18 months. For further discussion of The Hartford's strategic business realignment and related business disposition transactions, see Note 1 - Basis of Presentation and Significant Accounting Policies and Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2012. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2012, and asset impairment charges, if any, will be expensed as appropriate.
The Company's estimated restructuring and other costs are expected to approximate $139, pre-tax. As The Hartford executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.
Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

For the year ended December 31, 2012
Severance benefits and related costs	$93
Professional fees	23
Asset impairment charges	4
Total restructuring and other costs	$120

There were no restructuring and other costs incurred by the Company in 2011 and 2010.
Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

	For the year ended December 31, 2012
	Severance Benefits and Related Costs	Professional Fees	Asset Impairment Charges	Total Restructuring and Other Costs
Balance, beginning of period	$—	$—	$—	$—
Accruals/provisions	93	23	4	120
Payments/write-offs	(62)	(23)	(4)	(89)
Balance, end of period	$31	$—	$—	$31

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations in accordance with the announced sale of HLIL. For further information regarding the sale of HLIL, see Note 2 - Business Dispositions.
On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 - Basis of Presentation and Significant Accounting Policies and Note 7 - Goodwill of Notes to Consolidated Financial Statements.
During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation (“HICC”) and Hartford Advantage Investment, Ltd. (“HAIL”). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL.
The Company does not expect these transactions to have a material impact on the Company’s future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to the Mutual Funds business, HLIL, HICC and HAIL, are as follows:

	For the years ended December 31,
	2012	2011	2010
Revenues
Fee income and other	$563	$609	$665
Net investment income
Securities available-for-sale and other	10	8	9
Equity securities, trading	201	(14)	238
Total net investment income (loss)	211	(6)	247
Net realized capital gains (loss)	68	78	(31)
Total revenues	842	681	881
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	—	(1)	7
Benefits, losses and loss adjustment expenses - returns credited on international variable annuity	201	(14)	238
Insurance operating costs and other expenses	410	541	426
Amortization of DAC	35	47	68
Goodwill impairment	149	—	—
Total benefits, losses and expenses	795	573	739
Income before income taxes	47	108	142
Income tax expense (benefit)	(14)	50	47
Income from operations of discontinued operations, net of tax	61	58	95
Net realized capital gain on disposal, net of tax	—	—	37
Income from discontinued operations, net of tax	$61	$58	$132

Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (Unaudited)
Quarterly Results (Unaudited)

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
Total revenues	$198	$974	$2,110	$1,575	$1,170	$2,472	$626	$901
Total benefits, losses and expenses	(60)	740	2,014	1,360	948	3,285	671	674
Income (loss) from continuing operations, net of tax	202	192	93	287	173	(486)	27	193
Income (loss) from discontinued operations, net of tax	86	42	(6)	33	30	(17)	(49)	—
Net income (loss)	288	234	87	320	203	(503)	(22)	193
Less: Net income (loss) attributable to the noncontrolling interest	(1)	1	—	1	—	(4)	3	2
Net income (loss) attributable to Hartford Life Insurance Company	$289	$233	$87	$319	$203	$(499)	$(25)	$191

Schedule I - Summary of Investments - Other Than Investments in Affiliates	12 Months Ended
Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments - Other Than Investments in Affiliates
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN AFFILIATES
($ in millions)

	As of December 31, 2012
Type of Investment	Cost	Fair Value	Amount at which shown on Balance Sheet
Fixed maturities
Bonds and notes
U.S. government and government agencies and authorities (guaranteed and sponsored)	$6,312	$6,659	$6,659
States, municipalities and political subdivisions	1,808	1,998	1,998
Foreign governments	1,369	1,460	1,460
Public utilities	5,477	6,193	6,193
All other corporate bonds	22,297	24,786	24,786
All other mortgage-backed and asset-backed securities	8,490	8,308	8,308
Total fixed maturities, available-for-sale	45,753	49,404	49,404
Fixed maturities, at fair value using fair value option	1,461	1,010	1,010
Total fixed maturities	47,214	50,414	50,414
Equity securities
Common stocks
Industrial, miscellaneous and all other	236	247	247
Non-redeemable preferred stocks	172	153	153
Total equity securities, available-for-sale	408	400	400
Equity securities, trading	1,614	1,847	1,847
Total equity securities	2,022	2,247	2,247
Mortgage loans	4,935	5,109	4,935
Policy loans	1,951	2,112	1,951
Investments in partnerships and trusts	1,372	1,372	1,372
Futures, options and miscellaneous	1,461	582	582
Short-term investments	2,354	2,354	2,354
Total investments	$61,309	$64,190	$63,855

Schedule IV - Schedule of Reinsurance	12 Months Ended
Dec. 31, 2012
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Supplemental Schedule of Reinsurance Premiums for Insurance Companies
SCHEDULE IV
REINSURANCE
(In millions)

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the year ended December 31, 2012
Life insurance in force	$355,164	$151,982	$781	$203,963	—%
Insurance revenues
Life insurance and annuities	$3,441	$517	$8	$2,932	—%
Accident and health insurance	298	181	—	117	—%
Total insurance revenues	$3,739	$698	$8	$3,049	—%
For the year ended December 31, 2011
Life insurance in force	$316,817	$130,029	$1,941	$188,729	1%
Insurance revenues
Life insurance and annuities	$3,842	$531	$13	$3,324	—%
Accident and health insurance	305	202	—	103	—%
Total insurance revenues	$4,147	$733	$13	$3,427	—%
For the year ended December 31, 2010
Life insurance in force	$359,644	$150,446	$2,027	$211,225	1%
Insurance revenues
Life insurance and annuities	$3,811	$546	$69	$3,334	2%
Accident and health insurance	316	213	—	103	—%
Total insurance revenues	$4,127	$759	$69	$3,437	2%

Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Account
SCHEDULE V
VALUATION AND QUALIFYING ACCOUNTS
(In millions)

	Balance January 1,	Charged to Costs and Expenses	Translation Adjustment	Write-offs/ Payments/ Other	Balance December 31,
2012
Valuation allowance on deferred tax asset	$78	$(25)	$—	$—	$53
Valuation allowance on mortgage loans	23	(4)	—	(5)	14
2011
Valuation allowance on deferred tax asset	131	(53)	—	—	78
Valuation allowance on mortgage loans	62	(25)	—	(14)	23
2010
Valuation allowance on deferred tax asset	81	50	—	—	131
Valuation allowance on mortgage loans	260	108	—	(306)	62

Basis of Presentation and Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Hartford Life Insurance Company (together with its subsidiaries, “HLIC”, “Company”, “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (“HLA”). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. (“The Hartford”) is the ultimate parent of the Company.
On June 27, 2013, The Hartford announced the signing of a definitive agreement to sell Hartford Life International, Ltd. ("HLIL"), an indirect wholly-owned subsidiary of the Company, to Columbia Insurance Company, a Berkshire Hathaway company. For further discussion of this transaction, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements. As a result of this announcement, the operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations as further discussed in Note 18 - Discontinued Operations of Notes to Consolidated Financial Statements.
On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). For further discussion of these and other such transactions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.
In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 - Goodwill and Note 18 - Discontinued Operations of Notes to Consolidated Financial Statements.
The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
On January 1, 2012, the Company retrospectively adopted Accounting Standards Update No. 2010-26, Financial Services – Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts which clarifies the definition of policy acquisition costs that are eligible for deferral. As a result of this accounting change, stockholder’s equity as of January 1, 2010, decreased by approximately $1.0 billion, after-tax from $6.3 billion to $5.3 billion due to a reduction of the Company’s deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

Consolidation
The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities (“VIEs”) in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

Discontinued Operations
The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.
The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 18 - Discontinued Operations of Notes to Consolidated Financial Statements

Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 10). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

Reclassifications	Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Segment Information
The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses, as well as the Retirement Plans and Individual Life businesses that were sold in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life and group disability products premiums are recognized as revenue when due from policyholders.

Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.
The Company is included in The Hartford’s consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the “parent down” approach. Under this approach, the Company’s deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

Dividends to Policyholders
Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.
Participating policies were 5%, 2% and 3% of the total life insurance policies as of December 31, 2012, 2011, and 2010, respectively. Dividends to policyholders were $20, $17 and $21 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder’s, the policyholder’s share of net income on those contracts that cannot be distributed is excluded from stockholder’s equity by a charge to operations and a credit to a liability.

Fair Value
The following financial instruments are carried at fair value in the Company’s Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale (“AFS”), fixed maturities at fair value using fair value option (“FVO”); equity securities, trading; short-term investments; freestanding and embedded derivatives; limited partnerships and other alternative investments measured at fair value; separate account assets; and certain other liabilities.

Investments
Overview
The Company’s investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders’ equity as a component of Other Comprehensive Income (Loss) (“OCI”), after adjustments for the effect of deducting the life and pension policyholders’ share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company’s share of earnings are included in net investment income. In addition, investment fund accounting is applied to a wholly-owned fund of funds. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2012, 2011 and 2010 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.
Recognition and Presentation of Other-Than-Temporary Impairments
The Company deems debt securities and certain equity securities with debt-like characteristics (collectively “debt securities”) to be other-than-temporarily impaired (“impaired”) if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security’s amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment (“impairment”), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security’s credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security’s effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security’s fair value and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security’s new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary.
The Company’s evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security’s underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company’s best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company’s best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value (“LTV”) ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.
These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.
For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security’s new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals (“Committee”). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer’s financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.
The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.
Mortgage Loan Valuation Allowances
The Company’s security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.
For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate, (b) the loan’s observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.
Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders’ share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Net Investment Income
Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings, as well as investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the years ended December 31, 2012, 2011 and 2010.
Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company’s general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

Derivatives Instruments
Overview
The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.
Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.
Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (“fair value” hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (3) a hedge of a net investment in a foreign operation (“net investment” hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Fair Value Hedges
Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense (“periodic derivative net coupon settlements”) are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.
Cash Flow Hedges
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.
Net Investment in a Foreign Operation Hedges
Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.
Other Investment and/or Risk Management Activities
The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.
Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the “Change in Variable Cash Flows Method”, the “Change in Fair Value Method”, the “Hypothetical Derivative Method”, or the “Dollar Offset Method”.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.
When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.
Embedded Derivatives
The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

Cash	Cash represents cash on hand and demand deposits with banks or other financial institutions.
Reinsurance
The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.
The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2012, 2011 and 2010, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company’s stockholders’ equity. As of December 31, 2012, 2011 and 2010, the Company’s policy for the largest amount retained on any one life by the Life Insurance segment was $10.

Deferred Policy Acquisition Costs and Present Value of Future Profits
Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company’s DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits. EGPs are also used to amortize other assets and liabilities in the Company’s Consolidated Balance Sheets such as, sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.
The Company determines EGPs from a single deterministic reversion to mean separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.
In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.
All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
An Unlock revises EGPs to reflect the Company’s current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

Goodwill
Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company’s reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.
The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit’s goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.
Management’s determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit’s fair value to decrease.

Separate Accounts, Death Benefits and Other Insurance Benefit Features
The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.
Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life (“UL”) insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders’ funds. This liability is reported in reserve for future policy benefits in the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.
Consistent with the Company’s policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 - Deferred Policy Acquisition Costs and Present Value of Future Benefits.
The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Reserves for Future Policy Benefits and Unpaid Losses and Loss Adjustment
Liabilities for the Company’s group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate. In particular, for the Company’s group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company’s experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company’s future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company’s reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.
Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company’s process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

Other Policyholder Funds and Benefits Payable
The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance (“PPLI”), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.
The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

Foreign Currency Translation
Foreign currency translation gains and losses are reflected in stockholders’ equity as a component of accumulated other comprehensive income. The Company’s foreign subsidiaries’ balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

Business Dispositions (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations in condensed consolidated statements of operations

As of December 31, 2012
Carrying Value
Asset-backed securities ("ABS")	$289
Collateralized debt obligations ("CDOs") [1]	474
Commercial mortgage-backed securities ("CMBS")	940
Corporate	11,330
Foreign govt./govt. agencies	263
Municipal	899
Residential mortgage-backed securities ("RMBS")	705
U.S. Treasuries	115
Total fixed maturities, AFS, at fair value (amortized cost of $13,596) [2]	15,015
Equity securities, AFS, at fair value (cost of $27) [3]	28
Fixed maturities, at fair value using the FVO [4]	16
Mortgage loans (net of allowances for loan losses of $1)	1,288
Policy loans, at outstanding balance	542
Total invested assets transferred	$16,889
[1] The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).
[2] Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.
[3] All equity securities transferred are included in level 2 of the fair value hierarchy.
[4] All FVO securities transferred are included in level 3 of the fair value hierarchy.
The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to the Mutual Funds business, HLIL, HICC and HAIL, are as follows:

	For the years ended December 31,
	2012	2011	2010
Revenues
Fee income and other	$563	$609	$665
Net investment income
Securities available-for-sale and other	10	8	9
Equity securities, trading	201	(14)	238
Total net investment income (loss)	211	(6)	247
Net realized capital gains (loss)	68	78	(31)
Total revenues	842	681	881
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	—	(1)	7
Benefits, losses and loss adjustment expenses - returns credited on international variable annuity	201	(14)	238
Insurance operating costs and other expenses	410	541	426
Amortization of DAC	35	47	68
Goodwill impairment	149	—	—
Total benefits, losses and expenses	795	573	739
Income before income taxes	47	108	142
Income tax expense (benefit)	(14)	50	47
Income from operations of discontinued operations, net of tax	61	58	95
Net realized capital gain on disposal, net of tax	—	—	37
Income from discontinued operations, net of tax	$61	$58	$132

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and (liabilities) carried at fair value by hierarchy level
The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

	December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$1,673	$—	$1,435	$238
CDOs	2,160	—	1,437	723
CMBS	3,912	—	3,380	532
Corporate	30,979	—	29,639	1,340
Foreign government/government agencies	1,460	—	1,426	34
States, municipalities and political subdivisions (“Municipal”)	1,998	—	1,829	169
RMBS	4,671	—	3,538	1,133
U.S. Treasuries	2,551	78	2,473	—
Total fixed maturities	49,404	78	45,157	4,169
Fixed maturities, FVO	1,010	6	805	199
Equity securities, trading	1,847	1,847	—	—
Equity securities, AFS	400	203	142	55
Derivative assets
Credit derivatives	(10)	—	—	(10)
Equity derivatives	30	—	—	30
Foreign exchange derivatives	104	—	104	—
Interest rate derivatives	108	—	144	(36)
U.S. guaranteed minimum withdrawal benefit ("GMWB") hedging instruments	36	—	(53)	89
U.S. macro hedge program	186	—	—	186
International program hedging instruments	127	—	142	(15)
Total derivative assets [1]	581	—	337	244
Short-term investments	2,354	242	2,112	—
Limited partnerships and other alternative investments [2]	414	—	264	150
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	1,081	—	—	1,081
Separate account assets [3]	138,497	97,976	39,938	583
Total assets accounted for at fair value on a recurring basis	$195,588	$100,352	$88,755	$6,481
Percentage of level to total	100%	52%	45%	3%
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
Guaranteed living benefits	$(3,119)	$—	$—	$(3,119)
Equity linked notes	(8)	—	—	(8)
Total other policyholder funds and benefits payable	(3,127)	—	—	(3,127)
Derivative liabilities
Credit derivatives	(6)	—	(20)	14
Equity derivatives	15	—	—	15
Foreign exchange derivatives	(17)	—	(17)	—
Interest rate derivatives	(359)	—	(338)	(21)
U.S. GMWB hedging instruments	536	—	106	430
U.S. macro hedge program	100	—	—	100
International program hedging instruments	(231)	—	(171)	(60)
Total derivative liabilities [4]	38	—	(440)	478
Other liabilities	—	—	—	—
Consumer notes [5]	(2)	—	—	(2)
Total liabilities accounted for at fair value on a recurring basis	$(3,091)	$—	$(440)	$(2,651)

	December 31, 2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$2,093	$—	$1,776	$317
CDOs	1,798	—	1,470	328
CMBS	4,269	—	3,921	348
Corporate	30,229	—	28,732	1,497
Foreign government/government agencies	1,224	—	1,187	37
States, municipalities and political subdivisions (“Municipal”)	1,557	—	1,175	382
RMBS	3,823	—	2,890	933
U.S. Treasuries	2,785	487	2,298	—
Total fixed maturities	47,778	487	43,449	3,842
Fixed maturities, FVO	1,317	—	833	484
Equity securities, trading	1,967	1,967	—	—
Equity securities, AFS	398	227	115	56
Derivative assets
Credit derivatives	(27)	—	(6)	(21)
Equity derivatives	31	—	—	31
Foreign exchange derivatives	505	—	505	—
Interest rate derivatives	78	—	38	40
U.S. GMWB hedging instruments	494	—	11	483
U.S. macro hedge program	357	—	—	357
International program hedging instruments	533	—	567	(34)
Total derivative assets [1]	1,971	—	1,115	856
Short-term investments	3,882	520	3,362	—
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	3,073	—	—	3,073
Separate account assets [3]	139,421	101,633	36,757	1,031
Total assets accounted for at fair value on a recurring basis	$199,807	$104,834	$85,631	$9,342
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
Guaranteed living benefits	$(5,776)	$—	$—	$(5,776)
Equity linked notes	(9)	—	—	(9)
Total other policyholder funds and benefits payable	(5,785)	—	—	(5,785)
Derivative liabilities
Credit derivatives	(493)	—	(25)	(468)
Equity derivatives	5	—	—	5
Foreign exchange derivatives	140	—	140	—
Interest rate derivatives	(315)	—	(184)	(131)
U.S. GMWB hedging instruments	400	—	—	400
International program hedging instruments	9	—	10	(1)
Total derivative liabilities [4]	(254)	—	(59)	(195)
Other liabilities	(9)	—	—	(9)
Consumer notes [5]	(4)	—	—	(4)
Total liabilities accounted for at fair value on a recurring basis	$(6,052)	$—	$(59)	$(5,993)

[1]
Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

[2]	Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value.

[3]	As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

[4]
Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as “freestanding derivatives” and are presented on a net basis.

[5]	Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

Information about significant unobservable inputs used in Level 3 assets measured at fair value
The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

	As of December 31, 2012
Securities				Unobservable Inputs
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
CMBS	$532	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	320bps	3,615bps	1,013bps	Decrease
Corporate [3]	888	Discounted cash flows	Spread	145bps	900bps	333bps	Decrease
Municipal	169	Discounted cash flows	Spread	227bps	344bps	254bps	Decrease
RMBS	1,133	Discounted cash flows	Spread	54bps	1,689bps	379bps	Decrease
			Constant prepayment rate	0.0%	12.0%	2.0%	Decrease [4]
			Constant default rate	1.0%	24.0%	8.0%	Decrease
			Loss severity	—%	100.0%	80.0%	Decrease

[1]	The weighted average is determined based on the fair value of the securities.

[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

[3]	Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

[4]	Decrease for above market rate coupons and increase for below market rate coupons.

Information about significant unobservable inputs used in Level 3 derivative instruments measured at fair value

	As of December 31, 2012
Freestanding Derivatives				Unobservable Inputs
	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Equity derivatives
Equity options	$45	Option model	Equity volatility	13%	24%	Increase
Interest rate derivative
Interest rate swaps	(57)	Discounted cash flows	Swap curve beyond 30 years	2.8%	2.8%	Increase
U.S. GMWB hedging instruments
Equity options	281	Option model	Equity volatility	10%	31%	Increase
Customized swaps	238	Discounted cash flows	Equity volatility	10%	50%	Increase
U.S. macro hedge program
Equity options	286	Option model	Equity volatility	24%	43%	Increase
International hedging program
Equity options	44	Option model	Equity volatility	22%	33%	Increase
Long interest rate	(119)	Option model	Interest rate volatility	—%	1%	Increase

[1]
 Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Information about significant unobservable inputs used in Level 3 living benefits measured at fair value
Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

	Unobservable Inputs
Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization[2]	20%	100%	Increase
Withdrawal Rates [2]	0%	8%	Increase
Annuitization utilization [3]	0%	100%	Increase
Lapse Rates [4]	0%	75%	Decrease
Reset Elections [5]	20%	75%	Increase
Equity Volatility [6]	10%	50%	Increase

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]	Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

[3]	For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]	Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.

Roll-forward of Financial Instruments Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

	Fixed Maturities, AFS								Fixed Maturities, FVO
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS
Fair value as of January 1, 2012	$317	$328	$348	$1,497	$37	$382	$933	$3,842	$484
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(2)	(19)	(41)	2	—	(5)	(68)	(133)	106
Included in OCI [3]	45	134	89	(38)	1	34	298	563	—
Purchases	18	—	18	169	9	174	289	677	1
Settlements	(58)	(36)	(111)	(98)	(4)	—	(125)	(432)	(1)
Sales	(34)	(1)	(109)	(74)	(11)	(91)	(173)	(493)	(391)
Transfers into Level 3 [4]	12	317	422	538	2	—	2	1,293	—
Transfers out of Level 3 [4]	(60)	—	(84)	(656)	—	(325)	(23)	(1,148)	—
Fair value as of December 31, 2012	$238	$723	$532	$1,340	$34	$169	$1,133	$4,169	$199
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$(1)	$(11)	$(17)	$(7)	$—	$(5)	$(11)	$(52)	$(7)

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities, AFS	Credit	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2012	$56	$(489)	$36	$(91)	$883	$357	$(35)	$661
Total realized/unrealized gains (losses)
Included in net income [1], [2]	3	155	(32)	2	(431)	(323)	(83)	(712)
Included in OCI [3]	(3)	—	—	—	—	—	—	—
Purchases	11	—	57	1	56	252	(60)	306
Settlements	—	338	(16)	—	(12)	—	95	405
Sales	(12)	—	—	—	—	—	—	—
Transfers out of Level 3 [4]	—	—	—	31	23	—	8	62
Fair value as of December 31, 2012	$55	$4	$45	$(57)	$519	$286	$(75)	$722
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$2	$126	$(8)	$(1)	$(425)	$(322)	$(85)	$(715)

Assets	Limited Partnerships and Other Alternative Investments	Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB [6]	Separate Accounts
Fair value as of January 1, 2012	$—	$3,073	$1,031
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(11)	(2,142)	37
Included in OCI [3]	—	(231)	—
Purchases	26	—	252
Settlements	—	381	(1)
Sales	—	—	(476)
Transfers into Level 3 [4]	135	—	443
Transfers out of Level 3 [4]	—	—	(703)
Fair value as of December 31, 2012	$150	$1,081	$583
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$(11)	$(2,142)	$28

	Other Policyholder Funds and Benefits Payable
Liabilities	Guaranteed Living Benefits [7]	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable	Other Liabilities	Consumer Notes
Fair value as of January 1, 2012	$(5,776)	$(9)	$(5,785)	$(9)	$(4)
Total realized/unrealized gains (losses)
Included in net income [1], [2]	2,656	1	2,657	(34)	2
Included in OCI [3]	264	—	264	—	—
Settlements [8]	(263)	—	(263)	43	—
Fair value as of December 31, 2012	$(3,119)	$(8)	$(3,127)	$—	$(2)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2012 [2] [7]	$2,656	$1	$2,657	$—	$2

The tables below provide a fair value roll forward for the year ended December 31, 2011 for the financial instruments classified as Level 3.

	Fixed Maturities, AFS
Assets	ABS	CDOs	CMBS	Corporate	Foreign govt./govt. agencies	Municipal	RMBS	Total Fixed Maturities, AFS	Fixed Maturities, FVO
Fair value as of January 1, 2011	$408	$1,869	$492	$1,486	$40	$258	$1,105	$5,658	$511
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(26)	(30)	13	(27)	—	—	(21)	(91)	23
Included in OCI [3]	18	112	41	(14)	—	46	(3)	200	—
Purchases	35	—	18	83	—	87	25	248	—
Settlements	(32)	(129)	(72)	(92)	(3)	—	(111)	(439)	(2)
Sales	(9)	(54)	(225)	(122)	—	—	(16)	(426)	(43)
Transfers into Level 3 [4]	79	30	131	498	29	—	69	836	—
Transfers out of Level 3 [4]	(156)	(1,470)	(50)	(315)	(29)	(9)	(115)	(2,144)	(5)
Fair value as of December 31, 2011	$317	$328	$348	$1,497	$37	$382	$933	$3,842	$484
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(14)	$(29)	$(5)	$(11)	$—	$—	$(15)	$(74)	$19

		Freestanding Derivatives [5]
Assets (Liabilities)	Equity Securities, AFS	Credit	Equity	Interest Rate	U.S. GMWB Hedging	U.S. Macro Hedge Program	Intl. Program Hedging	Total Free- Standing Derivatives [5]
Fair value as of January 1, 2011	$47	$(344)	$4	$(53)	$600	$203	$5	$415
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(11)	(144)	(8)	9	279	(128)	3	11
Included in OCI [3]	(3)	—	—	—	—	—	—	—
Purchases	31	20	40	—	23	347	(43)	387
Settlements	—	(21)	—	(47)	(19)	(65)	—	(152)
Sales	(4)	—	—	—	—	—	—	—
Transfers out of Level 3 [4]	(4)	—	—	—	—	—	—	—
Fair value as of December 31, 2011	$56	$(489)	$36	$(91)	$883	$357	$(35)	$661
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(9)	$(137)	$(8)	$10	$278	$(107)	$(4)	$32

Assets	Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB [6]	Separate Accounts
Fair value as of January 1, 2011	$2,002	$1,247
Total realized/unrealized gains (losses)
Included in net income [1], [2]	504	25
Included in OCI [3]	111	—
Purchases	—	292
Settlements	456	—
Sales	—	(171)
Transfers into Level 3 [4]	—	14
Transfers out of Level 3 [4]	—	(376)
Fair value as of December 31, 2011	$3,073	$1,031
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$504	$(1)

	Other Policyholder Funds and Benefits Payable [1]
Liabilities	Guaranteed Living Benefits [7]	Equity Linked Notes	Total Other Policyholder Funds and Benefits Payable	Other Liabilities	Consumer Notes
Fair value as of January 1, 2011	$(4,258)	$(9)	$(4,267)	$(37)	$(5)
Total realized/unrealized gains (losses)
Included in net income [1], [2]	(1,118)	—	(1,118)	28	1
Included in OCI [3]	(126)	—	(126)	—	—
Settlements	(274)	—	(274)	—	—
Fair value as of December 31, 2011	$(5,776)	$(9)	$(5,785)	$(9)	$(4)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2011 [2] [7]	$(1,118)	$—	$(1,118)	$28	$1

[1]
The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[3]	All amounts are before income taxes and amortization of DAC.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

[6]
Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

[7]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

[8]
Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See Note 4 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

Fair value of assets and liabilities accounted for using the fair value option
The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company’s Consolidated Statements of Operations.

	Year Ended December 31,
	2012	2011
Assets
Fixed maturities, FVO
Corporate	$9	$10
CRE CDOs	64	(33)
CMBS	(2)	—
Foreign government	(88)	45
RMBS	5	—
Other liabilities
Credit-linked notes	(34)	28
Total realized capital gains (losses)	$(46)	$50

Fair value of assets and liabilities accounted for using the fair value option
The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

	December 31, 2012	December 31, 2011
Assets
Fixed maturities, FVO
ABS	$—	$65
Corporate	108	214
CRE CDOs	193	272
CMBS	4	—
Foreign government	699	766
Municipals	1	—
RMBS	3	—
U.S. government	2	—
Total fixed maturities, FVO	$1,010	$1,317
Other liabilities
Credit-linked notes [1]	$—	$9

[1]	As of December 31, 2011, the outstanding principal balance of the notes was $243.

Financial Instruments Not Carried at Fair Value
The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012			December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Policy loans	Level 3	1,951	2,112	1,952	2,099
Mortgage loans	Level 3	4,935	5,109	4,182	4,382
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	9,318	9,668	10,065	10,959
Consumer notes [2]	Level 3	159	159	310	305

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Excludes amounts carried at fair value and included in disclosures above.

Investments and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Offsetting Assets and Liabilities [Table Text Block]
As of December 31, 2012

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$2,732	$2,238	$581	$(87)	$490	$4

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [2]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,113)	$(1,759)	$38	$(392)	$(300)	$(54)

As of December 31, 2011

	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1]	Accrued Interest and Cash Collateral Received [2]	Financial Collateral Received [4]	Net Amount
Description
Other investments	$3,726	$2,974	$1,971	$(1,219)	$514	$238

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Derivative Liabilities [3]	Accrued Interest and Cash Collateral Pledged [2]	Financial Collateral Pledged [4]	Net Amount
Description
Other liabilities	$(2,009)	$(1,310)	$(254)	$(445)	$(425)	$(274)

[1]	Included in other invested assets in the Company's Condensed Consolidated Balance Sheets.

[2]	Included in other assets in the Company's Condensed Consolidated Balance Sheets.

[3]	Included in other liabilities in the Company's Condensed Consolidated Balance Sheets.

[4]	Excludes exchange-traded futures which are settled daily.

Investment Income

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Fixed maturities [1]	1,953	1,927	1,967
Equity securities, AFS	11	10	14
Mortgage loans	248	206	199
Policy loans	116	128	129
Limited partnerships and other alternative investments	85	143	121
Other investments [2]	199	231	254
Investment expenses	(77)	(73)	(72)
Total securities AFS and other	2,535	2,572	2,612
Equity securities, trading	1	—	—
Total net investment income (loss)	2,536	$2,572	$2,612

[1]	Includes net investment income on short-term investments.

[2]	Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

Net Realized Capital Gains (Losses)

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Gross gains on sales	$478	$400	$482
Gross losses on sales	(278)	(200)	(336)
Net OTTI losses recognized in earnings [1]	(255)	(125)	(336)
Valuation allowances on mortgage loans	4	25	(108)
Japanese fixed annuity contract hedges, net [2]	(36)	3	27
Periodic net coupon settlements on credit derivatives/Japan	(8)	—	(3)
Results of variable annuity hedge program
U.S. GMWB derivatives, net	519	(397)	89
U.S. macro hedge program	(340)	(216)	(445)
Total U.S. program	179	(613)	(356)
International Program	(1,145)	639	(1)
Total results of variable annuity hedge program	(966)	26	(357)
GMIB/GMAB/GMWB reinsurance	1,233	(326)	(769)
Coinsurance and modified coinsurance reinsurance contracts	(1,901)	375	292
Other, net [3]	248	(255)	195
Net realized capital (losses)	$(1,481)	$(77)	$(913)

[1]	Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

[2]
Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

[3]
Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Sales of Available-for-sale Securities

	For the years ended December 31,
	2012	2011	2010
Fixed maturities, AFS
Sale proceeds	$23,555	$19,861	$27,739
Gross gains	521	354	413
Gross losses	(270)	(205)	(299)
Equity securities, AFS
Sale proceeds	$133	$147	$171
Gross gains	15	50	12
Gross losses	(5)	—	(4)

Other-Than-Temporary Impairment Losses
The following table presents a roll-forward of the Company’s cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

	For the years ended December 31,
(Before-tax)	2012	2011	2010
Balance, beginning of period	$(1,319)	$(1,598)	$(1,632)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(27)	(41)	(181)
Securities previously impaired	(15)	(47)	(122)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	543	358	314
Securities due to an increase in expected cash flows	5	9	23
Balance, end of period	$(813)	$(1,319)	$(1,598)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

Available-for-Sale Securities
The following table presents the Company’s AFS securities by type.

	December 31, 2012					December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]
ABS	$1,807	$38	$(172)	$1,673	$(4)	$2,361	$38	$(306)	$2,093	$(3)
CDOs [2]	2,236	61	(117)	2,160	(4)	2,055	15	(272)	1,798	(29)
CMBS	3,757	262	(107)	3,912	(7)	4,418	169	(318)	4,269	(19)
Corporate [2]	27,774	3,426	(221)	30,979	(19)	28,084	2,729	(539)	30,229	—
Foreign govt./govt. agencies	1,369	120	(29)	1,460	—	1,121	106	(3)	1,224	—
Municipal	1,808	204	(14)	1,998	—	1,504	104	(51)	1,557	—
RMBS	4,590	196	(115)	4,671	(28)	4,069	170	(416)	3,823	(97)
U.S. Treasuries	2,412	151	(12)	2,551	—	2,624	162	(1)	2,785	—
Total fixed maturities, AFS	45,753	4,458	(787)	49,404	(62)	46,236	3,493	(1,906)	47,778	(148)
Equity securities, AFS	408	28	(36)	400	—	443	21	(66)	398	—
Total AFS securities [3]	$46,161	$4,486	$(823)	$49,804	$(62)	$46,679	$3,514	$(1,972)	$48,176	$(148)

[1]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

[2]
Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

[3]
Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Contractual Maturity
The following table presents the Company’s fixed maturities, AFS, by contractual maturity year.

	December 31, 2012
Contractual Maturity	Amortized Cost	Fair Value
One year or less	$1,223	$1,233
Over one year through five years	9,425	9,941
Over five years through ten years	8,733	9,567
Over ten years	13,982	16,247
Subtotal	33,363	36,988
Mortgage-backed and asset-backed securities	12,390	12,416
Total fixed maturities, AFS [1]	$45,753	$49,404
[1] Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Securities Unrealized Loss Aging
The following tables present the Company’s unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

	December 31, 2012
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$77	$76	$(1)	$787	$616	$(171)	$864	$692	$(172)
CDOs [1]	5	5	—	1,640	1,515	(117)	1,645	1,520	(117)
CMBS	192	179	(13)	795	701	(94)	987	880	(107)
Corporate	614	578	(36)	1,339	1,154	(185)	1,953	1,732	(221)
Foreign govt./govt. agencies	318	290	(28)	7	6	(1)	325	296	(29)
Municipal	65	62	(3)	98	87	(11)	163	149	(14)
RMBS	322	321	(1)	750	636	(114)	1,072	957	(115)
U.S. Treasuries	384	372	(12)	—	—	—	384	372	(12)
Total fixed maturities	1,977	1,883	(94)	5,416	4,715	(693)	7,393	6,598	(787)
Equity securities	9	9	—	172	136	(36)	181	145	(36)
Total securities in an unrealized loss	$1,986	$1,892	$(94)	$5,588	$4,851	$(729)	$7,574	$6,743	$(823)

	December 31, 2011
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$420	$385	$(35)	$1,002	$731	$(271)	$1,422	$1,116	$(306)
CDOs [1]	80	58	(22)	1,956	1,706	(250)	2,036	1,764	(272)
CMBS	911	830	(81)	1,303	1,066	(237)	2,214	1,896	(318)
Corporate [1]	2,942	2,823	(119)	2,353	1,889	(420)	5,295	4,712	(539)
Foreign govt./govt. agencies	24	23	(1)	40	38	(2)	64	61	(3)
Municipal	202	199	(3)	348	300	(48)	550	499	(51)
RMBS	355	271	(84)	1,060	728	(332)	1,415	999	(416)
U.S. Treasuries	185	184	(1)	—	—	—	185	184	(1)
Total fixed maturities	5,119	4,773	(346)	8,062	6,458	(1,560)	13,181	11,231	(1,906)
Equity securities	115	90	(25)	104	63	(41)	219	153	(66)
Total securities in an unrealized loss	$5,234	$4,863	$(371)	$8,166	$6,521	$(1,601)	$13,400	$11,384	$(1,972)

[1]	Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

Mortgage Loans

	December 31, 2012			December 31, 2011
	Amortized Cost [1]	Valuation Allowance	Carrying Value	Amortized Cost [1]	Valuation Allowance	Carrying Value
Commercial	$4,949	$(14)	$4,935	$4,205	$(23)	$4,182
Total mortgage loans [2]	$4,949	$(14)	$4,935	$4,205	$(23)	$4,182

[1]	Amortized cost represents carrying value prior to valuation allowances, if any.

[2]
Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Valuation Allowance for Mortgage Loans
The following table presents the activity within the Company’s valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

	For the years ended December 31,
	2012	2011	2010
Balance as of January 1	$(23)	$(62)	$(260)
(Additions)/Reversals	4	25	(108)
Deductions	5	14	306
Balance as of December 31	$(14)	$(23)	$(62)

Commercial Mortgage Loans Credit Quality
The following table presents the carrying value of the Company’s commercial mortgage loans by LTV and DSCR.

Commercial Mortgage Loans Credit Quality
	December 31, 2012		December 31, 2011
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$137	0.89x	$422	1.67x
65% - 80%	1,717	2.27x	1,779	1.57x
Less than 65%	3,081	2.44x	1,981	2.45x
Total commercial mortgage loans	$4,935	2.34x	$4,182	1.99x

Mortgage Loans by Region
The following tables present the carrying value of the Company’s mortgage loans by region and property type.

Mortgage Loans by Region
	December 31, 2012		December 31, 2011
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$97	2.0%	$59	1.4%
Middle Atlantic	370	7.5%	401	9.6%
Mountain	62	1.3%	61	1.5%
New England	231	4.7%	202	4.8%
Pacific	1,504	30.5%	1,268	30.3%
South Atlantic	1,012	20.5%	810	19.4%
West North Central	16	0.3%	16	0.4%
West South Central	234	4.7%	115	2.7%
Other [1]	1,409	28.5%	1,250	29.9%
Total mortgage loans	$4,935	100.0%	$4,182	100.0%

[1]	Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type

Mortgage Loans by Property Type
	December 31, 2012		December 31, 2011
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Agricultural	$109	2.2%	$127	3.0%
Industrial	1,519	30.8%	1,262	30.1%
Lodging	81	1.6%	84	2.0%
Multifamily	869	17.6%	734	17.6%
Office	1,120	22.7%	836	20.0%
Retail	1,047	21.2%	918	22.0%
Other	190	3.9%	221	5.3%
Total mortgage loans	$4,935	100.0%	$4,182	100.0%

Variable Interest Entities Primary Beneficiary

	December 31, 2012			December 31, 2011
	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]
CDOs [3]	$89	$88	$7	$491	$474	$25
Investment funds [4]	132	20	110	—	—	—
Limited partnerships	6	3	3	7	3	4
Total	$227	$111	$120	$498	$477	$29

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.

[2]
The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.

[3]	Total assets included in fixed maturities, AFS in the Company’s Consolidated Balance Sheets.

[4]	Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

GMWB reinsurance contracts
The following table represents notional and fair value for U.S. GMWB hedging instruments.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Customized swaps	$7,787	$8,389	$238	$385
Equity swaps, options, and futures	5,130	5,320	267	498
Interest rate swaps and futures	5,705	2,697	67	11
Total	$18,622	$16,406	$572	$894

Derivative Classification by Balance Sheet Location

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011
Cash flow hedges
Interest rate swaps	$3,863	$6,339	$167	$276	$167	$276	$—	$—
Foreign currency swaps	163	229	(17)	(5)	3	17	(20)	(22)
Total cash flow hedges	4,026	6,568	150	271	170	293	(20)	(22)
Fair value hedges
Interest rate swaps	753	1,007	(55)	(78)	—	—	(55)	(78)
Foreign currency swaps	40	677	16	(39)	16	64	—	(103)
Total fair value hedges	793	1,684	(39)	(117)	16	64	(55)	(181)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps, swaptions, caps, floors, and futures	13,432	6,252	(363)	(435)	436	417	(799)	(852)
Foreign exchange contracts
Foreign currency swaps and forwards	182	208	(9)	(10)	5	3	(14)	(13)
Japan 3Win foreign currency swaps	1,816	2,054	(127)	184	—	184	(127)	—
Japanese fixed annuity hedging instruments	1,652	1,945	224	514	228	540	(4)	(26)
Credit contracts
Credit derivatives that purchase credit protection	1,539	1,134	(5)	23	3	35	(8)	(12)
Credit derivatives that assume credit risk [1]	1,981	2,212	(8)	(545)	17	2	(25)	(547)
Credit derivatives in offsetting positions	5,341	5,020	(22)	(43)	56	101	(78)	(144)
Equity contracts
Equity index swaps and options	791	1,433	35	23	45	36	(10)	(13)
Variable annuity hedge program
U.S. GMWB product derivative [2]	28,868	34,569	(1,249)	(2,538)	—	—	(1,249)	(2,538)
U.S. GMWB reinsurance contracts	5,773	7,193	191	443	191	443	—	—
U.S. GMWB hedging instruments	18,622	16,406	572	894	743	1,022	(171)	(128)
U.S. macro hedge program	7,442	6,819	286	357	356	357	(70)	—
International program product derivatives [2]	1,876	2,009	(42)	(30)	—	—	(42)	(30)
International program hedging instruments	48,448	28,719	(105)	542	657	672	(762)	(130)
Other
GMAB, GMWB, and GMIB reinsurance contracts	18,287	21,627	(1,827)	(3,207)	—	—	(1,827)	(3,207)
Coinsurance and modified coinsurance reinsurance contracts	44,985	50,756	890	2,630	1,566	2,901	(676)	(271)
Total non-qualifying strategies	201,035	188,356	(1,559)	(1,198)	4,303	6,713	(5,862)	(7,911)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$205,854	$196,608	$(1,448)	$(1,044)	$4,489	$7,070	$(5,937)	$(8,114)
Balance Sheet Location
Fixed maturities, available-for-sale	$416	$416	$(20)	$(45)	$—	$—	$(20)	$(45)
Other investments	37,809	51,231	581	1,971	1,049	2,745	(468)	(774)
Other liabilities	67,765	28,717	38	(254)	1,683	981	(1,645)	(1,235)
Consumer notes	26	35	(2)	(4)	—	—	(2)	(4)
Reinsurance recoverable	47,430	55,140	1,081	3,073	1,757	3,344	(676)	(271)
Other policyholder funds and benefits payable	52,408	61,069	(3,126)	(5,785)	—	—	(3,126)	(5,785)
Total derivatives	$205,854	$196,608	$(1,448)	$(1,044)	$4,489	$7,070	$(5,937)	$(8,114)

[1]	The derivative instruments related to this strategy are held for other investment purposes.

[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.

Derivatives in Cash Flow Hedging Relationships
The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)
	2012	2011	2010	2012	2011	2010
Interest rate swaps	$26	$245	$232	$—	$(2)	$2
Foreign currency swaps	(18)	(5)	3	—	—	(1)
Total	$8	$240	$235	$—	$(2)	$1

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		2012	2011	2010
Interest rate swaps	Net realized capital gains (losses)	$85	$6	$5
Interest rate swaps	Net investment income (loss)	97	77	56
Foreign currency swaps	Net realized capital gains (losses)	(4)	(1)	(7)
Total		$178	$82	$54

Derivatives in Fair Value Hedging Relationships
The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

Derivatives in Fair Value Hedging Relationships
	Gain (Loss) Recognized in Income [1]
	2012		2011		2010
	Derivative	Hedged Item	Derivative	Hedged Item	Derivative	Hedged Item
Interest rate swaps
Net realized capital gains (losses)	$(3)	$(3)	$(58)	$54	$(44)	$38
Benefits, losses and loss adjustment expenses			—	—	(1)	3
Foreign currency swaps
Net realized capital gains (losses)	(7)	7	(1)	1	8	(8)
Benefits, losses and loss adjustment expenses	(6)	6	(22)	22	(12)	12
Total	$(16)	$10	$(81)	$77	$(49)	$45

[1]
The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

Gain or loss recognized in income on non-qualifying strategies
The following table presents the gain or loss recognized in income on non-qualifying strategies:

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2012	2011	2010
Interest rate contracts
Interest rate swaps, caps, floors, and forwards	$26	$20	$14
Foreign exchange contracts
Foreign currency swaps and forwards	10	1	(3)
Japan 3Win foreign currency swaps [1]	(300)	31	215
Japanese fixed annuity hedging instruments [2]	(178)	109	385
Credit contracts
Credit derivatives that purchase credit protection	(19)	(8)	(17)
Credit derivatives that assume credit risk	204	(141)	157
Equity contracts
Equity index swaps and options	(31)	(67)	5
Variable annuity hedge program
U.S. GMWB product derivatives	1,430	(780)	486
U.S. GMWB reinsurance contracts	(280)	131	(102)
U.S. GMWB hedging instruments	(631)	252	(295)
U.S. macro hedge program	(340)	(216)	(445)
International program product derivative	—	—	—
International program hedging instruments	(1,145)	639	(1)
Other
GMAB, GMWB, and GMIB reinsurance contracts	1,233	(326)	(769)
Coinsurance and modified coinsurance reinsurance contracts	(1,901)	375	292
Total	$(1,922)	$20	$(78)

[1]	The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]
The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

Credit Derivatives Description
The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.
As of December 31, 2012

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$1,787	$8	3 years	Corporate Credit/ Foreign Gov.	A	$878	$(19)
Below investment grade risk exposure	114	(1)	1 year	Corporate Credit	B+	114	(3)
Basket credit default swaps [4]
Investment grade risk exposure	2,074	11	2 years	Corporate Credit	BBB+	1,326	(6)
Investment grade risk exposure	237	(12)	4 years	CMBS Credit	A	238	12
Below investment grade risk exposure	115	(27)	4 years	CMBS Credit	B+	115	27
Embedded credit derivatives
Investment grade risk exposure	325	296	4 years	Corporate Credit	BBB-	—	—
Total	$4,652	$275				$2,671	$11
As of December 31, 2011

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$1,067	$(18)	3 years	Corporate Credit/ Foreign Gov.	A+	$915	$(19)
Below investment grade risk exposure	125	(7)	2 years	Corporate Credit	B+	114	(3)
Basket credit default swaps [4]
Investment grade risk exposure	2,375	(71)	3 years	Corporate Credit	BBB+	1,128	17
Investment grade risk exposure	353	(63)	5 years	CMBS Credit	BBB+	353	62
Below investment grade risk exposure	477	(441)	3 years	Corporate Credit	BBB+	—	—
Embedded credit derivatives
Investment grade risk exposure	25	24	3 years	Corporate Credit	BBB-	—	—
Below investment grade risk exposure	300	245	5 years	Corporate Credit	BB+	—	—
Total	$4,722	$(331)				$2,510	$57

[1]
 The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]	Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

Classification and Carrying Amount of Loaned Securities and Derivative Instruments Collateral Pledged
The following table presents the classification and carrying amount of derivative instruments collateral pledged.

	December 31, 2012	December 31, 2011
Fixed maturities, AFS	$370	$762
Short-term investments	179	148
Total collateral pledged	$549	$910

U.S. [Member]
Derivative [Line Items]
Macro hedge program
The following table represents notional and fair value for the U.S. macro hedge program.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Equity futures	$—	$59	$—	$—
Equity options	7,442	6,760	286	357
Total	$7,442	$6,819	$286	$357

International [Member]
Derivative [Line Items]
Macro hedge program
The following table represents notional and fair value for the international program hedging instruments.

	Notional Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Credit derivatives	350	—	28	—
Currency forwards [1]	9,327	8,622	(87)	446
Currency options	9,710	7,038	(49)	72
Equity futures	1,206	2,691	—	—
Equity options	2,621	1,120	(105)	(3)
Equity swaps	2,683	392	(12)	(8)
Customized swaps	899	—	(11)	—
Interest rate futures	634	739	—	—
Interest rate swaps and swaptions	21,018	8,117	131	35
Total	$48,448	$28,719	$(105)	$542

[1]
 As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Life insurance fees, earned premiums and other
Net fee income, earned premiums and other were comprised of the following:

	For the years Ended December 31,
	2012	2011	2010
Gross fee income, earned premiums and other	$3,739	$4,147	$4,127
Reinsurance assumed	8	13	69
Reinsurance ceded	(698)	(733)	(759)
Net fee income, earned premiums and other	$3,049	$3,427	$3,437

Deferred Policy Acquisition Costs and Present Value of Future Profits (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Changes in deferred policy acquisition costs and present value of future profits
Changes in the DAC balance are as follows:

	For the years ended December 31,
	2012	2011	2010
Balance, beginning of period	$3,448	$3,694	$4,341
Deferred costs	329	381	381
Amortization — DAC	(280)	(290)	(244)
Amortization — Unlock benefit (charge), pre-tax	(44)	(137)	134
Amortization — DAC from discontinued operations	(35)	(47)	(68)
Adjustments to unrealized gains and losses on securities available-for-sale and other [1][2]	(346)	(154)	(848)
Effect of currency translation	—	1	(9)
Cumulative effect of accounting change, pre-tax [3]	—	—	7
Balance, end of period [4]	$3,072	$3,448	$3,694

[1]	Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

[2]
Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

[3]
For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

[4]	For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (Tables)	12 Months Ended
Dec. 31, 2012
Separate Accounts, Death Benefits and Other Insurance Benefit Features [Abstract]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

	GMDB	UL Secondary Guarantees
Liability balance as of January 1, 2012	$1,158	$228
Incurred	228	113
Paid	(258)	—
Unlock	(181)	22
Currency Translation Adjustment	(3)	—
Liability balance as of December 31, 2012	$944	$363
Reinsurance recoverable asset, as of January 1, 2012	$724	$22
Incurred	121	(1)
Paid	(121)	—
Unlock	(116)	—
Reinsurance recoverable asset, as of December 31, 2012	$608	$21

	GMDB	UL Secondary Guarantees
Liability balance as of January 1, 2011	$1,115	$113
Incurred	271	53
Paid	(284)	—
Unlock	48	62
Currency Translation Adjustment	8	—
Liability balance as of December 31, 2011	$1,158	$228
Reinsurance recoverable asset, as of January 1, 2011	$686	$30
Incurred	128	(8)
Paid	(143)	—
Unlock	53	—
Reinsurance recoverable asset, as of December 31, 2011	$724	$22

Individual Variable and Group Annuity Account Value By GMDB GMIB Type
 The following table presents details concerning GMDB and GMIB exposure as of December 31, 2012:

Individual Variable and Group Annuity Account Value by GMDB/GMIB Type
Maximum anniversary value (“MAV”) [1]	Account Value (“AV”) [8]	Net amount at Risk (“NAR”) [9]	Retained Net Amount at Risk (“RNAR”) [9]	Weighted Average Attained Age of Annuitant
MAV only	$19,509	$3,973	$263	69
With 5% rollup [2]	1,517	379	26	69
With Earnings Protection Benefit Rider (“EPB”) [3]	4,990	582	17	66
With 5% rollup & EPB	561	127	5	69
Total MAV	26,577	5,061	311
Asset Protection Benefit (APB) [4]	20,008	1,069	208	67
Lifetime Income Benefit (LIB) – Death Benefit [5]	1,063	33	9	65
Reset [6] (5-7 years)	3,098	140	73	69
Return of Premium [7] /Other	21,807	327	89	66
Subtotal U.S. GMDB	$72,553	$6,630	$690	67
Less: General Account Value with U.S. GMBD	7,405
Subtotal Separate Account Liabilities with GMDB	65,148
Separate Account Liabilities without U.S. GMDB	76,410
Total Separate Account Liabilities	$141,558
Japan GMDB [10], [11]	$16,115	$2,650	$—	68
Japan GMIB [10], [11]	$15,454	$2,389	$—	68

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

[2]
Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

[7]	ROP GMDB is the greater of current AV and net premiums paid.

[8]	AV includes the contract holder’s investment in the separate account and the general account.

[9]
NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[10]
Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance (“GRB”) related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

[11]
Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

Account balances of contracts with guarantees
Account balances of contracts with guarantees were invested in variable separate accounts as follows:

Asset type	December 31, 2012	December 31, 2011
Equity securities (including mutual funds)	$58,208	$61,472
Cash and cash equivalents	6,940	7,516
Total	$65,148	$68,988

Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Sales Inducements [Abstract]
Changes in Deferred Sales Inducements
Changes in sales inducement activity are as follows:

	For the years ended December 31,
	2012	2011	2010
Balance, beginning of period	$186	$197	$194
Sales inducements deferred	4	6	10
Amortization—Unlock	(59)	(4)	(9)
Amortization charged to income	(13)	(13)	2
Balance, end of period	$118	$186	$197

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease commitments	Future minimum lease commitments as of December 31, 2012 are as follows:

Operating Leases
2013	$11
2014	7
2015	6
2016	4
2017	3
Thereafter	3
Total	$34

Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision benefit for income taxes
Income tax expense (benefit) is as follows:

	For the years ended December 31,
	2012	2011	2010
Income Tax Expense (Benefit)
Current - U.S. Federal	$139	$(206)	$19
International	—	—	5
Total Current	$139	(206)	24
Deferred - U.S. Federal Excluding NOL Carryforward	(94)	46	114
Net Operating Loss Carryforward	(9)	(163)	(1)
Total Deferred	(103)	(117)	113
Total Income tax expense (benefit)	$36	$(323)	$137

Components of deferred tax assets and liabilities
Deferred tax assets (liabilities) include the following as of December 31:

	As of December 31,
Deferred Tax Assets	2012	2011
Tax basis deferred policy acquisition costs	$424	$479
Investment-related items	1,244	92
Insurance product derivatives	1,092	2,011
NOL Carryover	225	241
Minimum tax credit	355	387
Foreign tax credit carryover	33	17
Capital loss carryover	5	—
Depreciable and amortizable assets	—	37
Other	65	23
Total Deferred Tax Assets	3,443	3,287
Valuation Allowance	(53)	(78)
Net Deferred Tax Assets	3,390	3,209
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(356)	(427)
Net unrealized gain on investments	(1,432)	(735)
Employee benefits	(45)	(41)
Total Deferred Tax Liabilities	(1,833)	(1,203)
Total Deferred Tax Asset	1,557	2,006

Reconciliation of tax provision at Us federal statutory rate to provision for income taxes
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	For the years ended December 31,
	2012	2011	2010
Tax expense (benefit) at the U.S. federal statutory rate	186	(48)	$249
Dividends-received deduction	(140)	(201)	(145)
Foreign related investments	(9)	(15)	—
Valuation Allowance	—	(56)	56
Other	(1)	(3)	(23)
Total	$36	$(323)	$137

Statutory Results (Tables)	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Statutory net income and surplus amounts
The statutory net income (loss) and surplus was as follows:

	For the years ended December 31,
	2012	2011	2010
Combined statutory net income (loss)	$927	$(669)	$208
Statutory capital and surplus	$5,016	$5,920	$5,832

Transactions with Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Impact of transactions with affiliates
The impact of this transaction on the Company’s Consolidated Statements of Operations is as follows:

	For the years ended December 31,
	2012	2011	2010
Earned premiums	$(58)	$(61)	$(54)
Net realized gains (losses) [1]	(2,130)	483	547
Total revenues	(2,188)	422	493
Benefits, losses and loss adjustment expenses	(55)	(50)	(40)
Insurance operating costs and other expenses	(1,442)	836	(333)
Total expenses	(1,497)	786	(373)
Income (loss) before income taxes	(691)	(364)	866
Income tax expense (benefit)	(242)	(127)	303
Net income (loss)	$(449)	$(237)	$563

[1]	Amounts represent the change in valuation of the derivative associated with this transaction.

Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring, Severance and Other Costs [Abstract]
Schedule of restructuring and related costs
Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

For the year ended December 31, 2012
Severance benefits and related costs	$93
Professional fees	23
Asset impairment charges	4
Total restructuring and other costs	$120

Schedule of restructuring liability balance
Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

	For the year ended December 31, 2012
	Severance Benefits and Related Costs	Professional Fees	Asset Impairment Charges	Total Restructuring and Other Costs
Balance, beginning of period	$—	$—	$—	$—
Accruals/provisions	93	23	4	120
Payments/write-offs	(62)	(23)	(4)	(89)
Balance, end of period	$31	$—	$—	$31

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations in condensed consolidated statements of operations

As of December 31, 2012
Carrying Value
Asset-backed securities ("ABS")	$289
Collateralized debt obligations ("CDOs") [1]	474
Commercial mortgage-backed securities ("CMBS")	940
Corporate	11,330
Foreign govt./govt. agencies	263
Municipal	899
Residential mortgage-backed securities ("RMBS")	705
U.S. Treasuries	115
Total fixed maturities, AFS, at fair value (amortized cost of $13,596) [2]	15,015
Equity securities, AFS, at fair value (cost of $27) [3]	28
Fixed maturities, at fair value using the FVO [4]	16
Mortgage loans (net of allowances for loan losses of $1)	1,288
Policy loans, at outstanding balance	542
Total invested assets transferred	$16,889
[1] The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).
[2] Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.
[3] All equity securities transferred are included in level 2 of the fair value hierarchy.
[4] All FVO securities transferred are included in level 3 of the fair value hierarchy.
The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to the Mutual Funds business, HLIL, HICC and HAIL, are as follows:

	For the years ended December 31,
	2012	2011	2010
Revenues
Fee income and other	$563	$609	$665
Net investment income
Securities available-for-sale and other	10	8	9
Equity securities, trading	201	(14)	238
Total net investment income (loss)	211	(6)	247
Net realized capital gains (loss)	68	78	(31)
Total revenues	842	681	881
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	—	(1)	7
Benefits, losses and loss adjustment expenses - returns credited on international variable annuity	201	(14)	238
Insurance operating costs and other expenses	410	541	426
Amortization of DAC	35	47	68
Goodwill impairment	149	—	—
Total benefits, losses and expenses	795	573	739
Income before income taxes	47	108	142
Income tax expense (benefit)	(14)	50	47
Income from operations of discontinued operations, net of tax	61	58	95
Net realized capital gain on disposal, net of tax	—	—	37
Income from discontinued operations, net of tax	$61	$58	$132

Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
Total revenues	$198	$974	$2,110	$1,575	$1,170	$2,472	$626	$901
Total benefits, losses and expenses	(60)	740	2,014	1,360	948	3,285	671	674
Income (loss) from continuing operations, net of tax	202	192	93	287	173	(486)	27	193
Income (loss) from discontinued operations, net of tax	86	42	(6)	33	30	(17)	(49)	—
Net income (loss)	288	234	87	320	203	(503)	(22)	193
Less: Net income (loss) attributable to the noncontrolling interest	(1)	1	—	1	—	(4)	3	2
Net income (loss) attributable to Hartford Life Insurance Company	$289	$233	$87	$319	$203	$(499)	$(25)	$191

Basis of Presentation and Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill impairment loss		$ 0	$ 0
Stockholders' equity	10,383	8,911		5,300
Participating policies of total life insurance	5.00%	2.00%	3.00%
LTV ratio loss contingency valuation allowance	90.00%
Days after due payment date interest income ceases to accrue	60 days
Participating dividend to policyholders	20	17	21
Maximum uncollateralized threshold for derivative counter party, single level entity	10
Percentage greater than equity to reinsurance credit risk	10.00%
Largest amount of life insurance retained on any one life by any company comprising of life	10
Gross profit estimates term	20 years
Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity				1,000
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' equity				6,300
Mutual Funds [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Goodwill impairment loss	10
Mutual funds segment less than, percent	10.00%
Entites distributed carrying value	$ 203	$ 116

Business Dispositions (Sale of Retirement Plans and Individual Life) (Details) (USD $)	12 Months Ended				12 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2012 Individual Life [Member]	Mar. 31, 2013 Subsequent Event [Member] Retirement [Member]	Jan. 02, 2013 Subsequent Event [Member] Individual Life [Member]	Jan. 02, 2013 Parent [Member] Subsequent Event [Member] Individual Life [Member]	Jan. 02, 2013 Prudential [Member] Subsequent Event [Member] Individual Life [Member]	Jul. 13, 2012 Philadelphia Financial Group, Inc. [Member] Hartford Life Private Placement LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ceding commission						$ 355,000,000	$ 615,000,000	$ 590,000,000
Net realized capital gain (loss) on disposal, net of tax										61,000,000
Policyholder liabilities						9,200,000,000	8,300,000,000
Separate accounts liabilities			65,148,000,000	[1],[2]		26,300,000,000	5,300,000,000
Invested assets transferred, carrying value						9,300,000,000	7,600,000,000
Assets supporting modified coinsurance agreement									1,400,000,000
Deferred policy acquisition costs						100,000,000	1,800,000,000
Other liabilities (includes variable interest entity liabilities of $111 and $477 )	9,927,000,000		9,535,000,000				1,900,000,000
Estimated reinsurance loss	$ 0	$ 0			$ 61,000,000

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).
[2]	AV includes the contract holder’s investment in the separate account and the general account.

Business Dispositions (Invested Assests Sold) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Retirement Plans and Individual Life Businesses [Member]		Dec. 31, 2012 Asset-backed Securities [Member]	Dec. 31, 2011 Asset-backed Securities [Member]	Dec. 31, 2012 Asset-backed Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Collateralized Debt Obligations [Member]		Dec. 31, 2011 Collateralized Debt Obligations [Member]		Dec. 31, 2012 Collateralized Debt Obligations [Member] Retirement Plans and Individual Life Businesses [Member]		Dec. 31, 2012 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2011 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2012 Commercial Mortgage Backed Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Corporate Debt Securities [Member]		Dec. 31, 2011 Corporate Debt Securities [Member]		Dec. 31, 2012 Corporate Debt Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Foreign Government Debt Securities [Member]	Dec. 31, 2011 Foreign Government Debt Securities [Member]	Dec. 31, 2012 Foreign Government Debt Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Municipal [Member]	Dec. 31, 2011 Municipal [Member]	Dec. 31, 2012 Municipal [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Residential Mortgage Backed Securities [Member]	Dec. 31, 2011 Residential Mortgage Backed Securities [Member]	Dec. 31, 2012 Residential Mortgage Backed Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 US Treasury Securities [Member]	Dec. 31, 2011 US Treasury Securities [Member]	Dec. 31, 2012 US Treasury Securities [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Retirement Plans and Individual Life Businesses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intent to sell impairment					$ 173
Gains on derivatives hedging					108
Fair Value	49,804	[1]	48,176	[1]	15,015	[2]	1,673	2,093	289	2,160	[3]	1,798	[3]	474	[4]	3,912	4,269	940	30,979	[3]	30,229	[3]	11,330	1,460	1,224	263	1,998	1,557	899	4,671	3,823	705	2,551	2,785	115	14,400			657
Fixed maturities, FVO	49,404	[5]	47,778		16	[6]
Mortgage loans (net of allowances for loan losses of $1)	4,935		4,182		1,288																																4,935	4,182
Policy loans, at outstanding balance	1,951		1,952		542																																1,951	1,952
Policy loans, at outstanding balance					16,889
Total fixed maturities, AFS	45,753		46,236		13,596
Equity securities, AFS	408		443		27
Mortgage loans (net of allowances for loan losses of $1)	14		23		1
Equity securities, AFS	$ 400		$ 398		$ 28	[7]

[1]	Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.
[3]	Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).
[4]	The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).
[5]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[6]	All FVO securities transferred are included in level 3 of the fair value hierarchy.
[7]	All equity securities transferred are included in level 2 of the fair value hierarchy.

Business Dispositions Sale of HLIL (Details) (Hartford Life International Limited [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2013
Hartford Life International Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses	$ 285

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	$ 49,404	[1]	$ 47,778
Fixed maturities, FVO	1,010		1,317
Equity securities, trading	1,847		1,967
Equity securities, AFS	400		398
Short-term investments	2,354		3,882
Limited partnerships and other alternative investments	1,372		1,376
Fair Value, Measurements, Recurring [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	49,404		47,778
Fixed maturities, FVO	1,010		1,317
Equity securities, trading	1,847		1,967
Equity securities, AFS	400		398
Short-term investments	2,354		3,882
Limited partnerships and other alternative investments	414	[2]
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	1,081		3,073
Separate account assets	138,497	[3]	139,421	[3]
Total assets accounted for at fair value on a recurring basis	195,588		199,807
Percentage of level to total	100.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(3,091)		(6,052)
Fair Value, Measurements, Recurring [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(3,127)		(5,785)
Fair Value, Measurements, Recurring [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		(9)
Fair Value, Measurements, Recurring [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(2)	[4]	(4)	[4]
Fair Value, Measurements, Recurring [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(3,119)		(5,776)
Fair Value, Measurements, Recurring [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(8)		(9)
Fair Value, Measurements, Recurring [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	186		357
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	100
Fair Value, Measurements, Recurring [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	127		533
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(231)		9
Fair Value, Measurements, Recurring [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	36		494
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	536		400
Fair Value, Measurements, Recurring [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	581	[5]	1,971	[5]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	38	[6]	(254)	[3]
Fair Value, Measurements, Recurring [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	(10)		(27)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(6)		(493)
Fair Value, Measurements, Recurring [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	30		31
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	15		5
Fair Value, Measurements, Recurring [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	104		505
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(17)		140
Fair Value, Measurements, Recurring [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	108		78
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(359)		(315)
Fair Value, Measurements, Recurring [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,673		2,093
Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	2,160		1,798
Fair Value, Measurements, Recurring [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	3,912		4,269
Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	30,979		30,229
Fair Value, Measurements, Recurring [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,460		1,224
Fair Value, Measurements, Recurring [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,998		1,557
Fair Value, Measurements, Recurring [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	4,671		3,823
Fair Value, Measurements, Recurring [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	2,551		2,785
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	78		487
Fixed maturities, FVO	6		0
Equity securities, trading	1,847		1,967
Equity securities, AFS	203		227
Short-term investments	242		520
Limited partnerships and other alternative investments	0	[2]
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	0		0
Separate account assets	97,976	[3]	101,633	[3]
Total assets accounted for at fair value on a recurring basis	100,352		104,834
Percentage of level to total	52.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0	[4]	0	[4]
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0	[5]	0	[5]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0	[6]	0	[3]
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	0		0
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	78		487
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	45,157		43,449
Fixed maturities, FVO	805		833
Equity securities, trading	0		0
Equity securities, AFS	142		115
Short-term investments	2,112		3,362
Limited partnerships and other alternative investments	264	[2]
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	0		0
Separate account assets	39,938	[3]	36,757	[3]
Total assets accounted for at fair value on a recurring basis	88,755		85,631
Percentage of level to total	45.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(440)		(59)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0	[4]	0	[4]
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	142		567
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(171)		10
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	(53)		11
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	106		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	337	[5]	1,115	[5]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(440)	[6]	(59)	[3]
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		(6)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(20)		(25)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	104		505
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(17)		140
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	144		38
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(338)		(184)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,435		1,776
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,437		1,470
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	3,380		3,921
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	29,639		28,732
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,426		1,187
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,829		1,175
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	3,538		2,890
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	2,473		2,298
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	4,169		3,842
Fixed maturities, FVO	199		484
Equity securities, trading	0		0
Equity securities, AFS	55		56
Short-term investments	0		0
Limited partnerships and other alternative investments	150	[2]
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB	1,081		3,073
Separate account assets	583	[3]	1,031	[3]
Total assets accounted for at fair value on a recurring basis	6,481		9,342
Percentage of level to total	3.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(2,651)		(5,993)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other policyholder funds and benefits payable [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(3,127)		(5,785)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other liabilities [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		(9)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Consumer Notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(2)	[4]	(4)	[4]
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(3,119)		(5,776)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Equity linked notes [Member]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(8)		(9)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Macro Hedge Program [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	186		357
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	100
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Hedging Derivatives [Member] | International [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	(15)		(34)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(60)		(1)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Hedging Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | U.S. [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	89		483
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	430		400
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Derivative Liabilities [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	244	[5]	856	[5]
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	478	[6]	(195)	[3]
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Credit derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	(10)		(21)
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	14		(468)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Equity derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	30		31
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	15		5
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Foreign exchange derivative [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	0		0
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	0		0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Interest rate derivatives [Member]
Assets accounted for at fair value on a recurring basis
Derivative Assets	(36)		40
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis	(21)		(131)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | ABS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	238		317
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Collateralized Debt Obligations [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	723		328
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | CMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	532		348
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Corporate [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,340		1,497
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Foreign Government Debt Securities [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	34		37
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Municipal [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	169		382
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | RMBS [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	1,133		933
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | U.S. Treasuries [Member]
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	$ 0		$ 0

[1]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value
[3]	As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.
[4]	Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.
[5]	Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.
[6]	Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as “freestanding derivatives” and are presented on a net basis.

Fair Value Measurements (Assets Measured at Fair Values) (Details) (Income approach Valuation Technique [Member], Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
International program hedging instruments [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	$ 44
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
International program hedging instruments [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	(119)
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Interest rate volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
Maximum [Member] | International program hedging instruments [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	33.00%
Maximum [Member] | International program hedging instruments [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	1.00%
Minimum [Member] | International program hedging instruments [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	22.00%
Minimum [Member] | International program hedging instruments [Member] | Long Interest Rate Swaptions [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	0.00%
CMBS [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	532
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Spread (encompasses prepayment, default risk and loss severity)
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
CMBS [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	36.15%
CMBS [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	3.20%
CMBS [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	10.13%
Corporate [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	888	[3]
Fair value measurements valuation techniques	Discounted cash flows	[3]
Fair value measurements significant assumptions	Spread	[3]
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2],[3]
Corporate [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	9.00%
Corporate [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	1.45%
Corporate [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	3.33%
Equity Derivatives [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	45
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
Equity Derivatives [Member] | Maximum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	24.00%
Equity Derivatives [Member] | Minimum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	13.00%
Interest Rate Derivative [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	(57)
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Swap curve beyond 30 years
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
Interest Rate Derivative [Member] | Maximum [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	2.80%
Interest Rate Derivative [Member] | Minimum [Member] | Interest Rate Swap [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Interest Rate Volatility	2.80%
U.S. GMWB Hedging Instruments [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	281
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
U.S. GMWB Hedging Instruments [Member] | Customized swaps [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	238
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
U.S. GMWB Hedging Instruments [Member] | Maximum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	31.00%
U.S. GMWB Hedging Instruments [Member] | Maximum [Member] | Customized swaps [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	50.00%
U.S. GMWB Hedging Instruments [Member] | Minimum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	10.00%
U.S. GMWB Hedging Instruments [Member] | Minimum [Member] | Customized swaps [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	10.00%
Municipal [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	169
Fair value measurements valuation techniques	Discounted cash flows
Fair value measurements significant assumptions	Spread
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
Municipal [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair value inputs treasury yield	3.44%
Municipal [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair value inputs treasury yield	2.27%
Municipal [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair value inputs treasury yield	2.54%
RMBS [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	1,133
Fair value measurements valuation techniques	Discounted cash flows
RMBS Type 1 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Spread
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
RMBS Type 1 [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	16.89%
RMBS Type 1 [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	0.54%
RMBS Type 1 [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Counterparty Credit Risk	3.79%
RMBS Type 2 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Constant prepayment rate
Positive or negative relationship of change in input to change in fair value measurement	Decrease [4]	[2],[4]
RMBS Type 2 [Member] | Maximum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Prepayment Rate	12.00%
RMBS Type 2 [Member] | Minimum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Prepayment Rate	0.00%
RMBS Type 2 [Member] | Weighted Average [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Prepayment Rate	2.00%	[5]
RMBS Type 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Constant default rate
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
RMBS Type 3 [Member] | Maximum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Probability of Default	24.00%
RMBS Type 3 [Member] | Minimum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Probability of Default	1.00%
RMBS Type 3 [Member] | Weighted Average [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Probability of Default	8.00%	[5]
RMBS Type 4 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair value measurements significant assumptions	Loss severity
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2]
RMBS Type 4 [Member] | Maximum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Loss Severity	100.00%
RMBS Type 4 [Member] | Minimum [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Loss Severity	0.00%
RMBS Type 4 [Member] | Weighted Average [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs, Loss Severity	80.00%	[5]
US Macro Hedge Program [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Assets accounted for at fair value on a recurring basis	$ 286
Fair value measurements valuation techniques	Option model
Fair value measurements significant assumptions	Equity volatility
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1]
US Macro Hedge Program [Member] | Maximum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	43.00%
US Macro Hedge Program [Member] | Minimum [Member] | Equity options [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input [Abstract]
Fair Value Inputs Equity Volatility	24.00%

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[3]	Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.
[4]	Decrease for above market rate coupons and increase for below market rate coupons.
[5]	The weighted average is determined based on the fair value of the securities

Fair Value Measurements (Margins) (Details) (Level 3 [Member])	12 Months Ended
	Dec. 31, 2012
Withdrawal Utilization [Member]
Fair Value Inputs [Abstract]
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1],[2]
Withdrawal Utilization [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	100.00%	[1]
Withdrawal Utilization [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	20.00%	[1]
Withdrawal Rates [Member]
Fair Value Inputs [Abstract]
Positive or negative relationship of change in input to change in fair value measurement	Increase	[1],[2]
Withdrawal Rates [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	8.00%	[1]
Withdrawal Rates [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	0.00%	[1]
Annuitizationutilization [Member]
Fair Value Inputs [Abstract]
Positive or negative relationship of change in input to change in fair value measurement	Increase	[2],[3]
Annuitizationutilization [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	100.00%	[3]
Annuitizationutilization [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	0.00%	[3]
Lapse Rates [Member]
Fair Value Inputs [Abstract]
Positive or negative relationship of change in input to change in fair value measurement	Decrease	[2],[4]
Lapse Rates [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	75.00%	[4]
Lapse Rates [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	0.00%	[4]
Reset Elections [Member]
Fair Value Inputs [Abstract]
Positive or negative relationship of change in input to change in fair value measurement	Increase	[2],[5]
Reset Elections [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	75.00%	[5]
Reset Elections [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	20.00%	[5]
Equity Volatility [Member]
Fair Value Inputs [Abstract]
Positive or negative relationship of change in input to change in fair value measurement	Increase	[2],[6]
Equity Volatility [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	50.00%	[6]
Equity Volatility [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Range of Values-Unobservable Inputs	10.00%	[6]

[1]	Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.
[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.
[3]	For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.
[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.
[5]	Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.
[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.

Fair Value Measurements (Fixed Maturities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fixed Maturities [Member] | Available-for-sale Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	$ 3,842		$ 5,658
Total realized/unrealized gains (losses) included in net income	(133)	[1],[2]	(91)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	563	[3]	200	[3]
Purchases	677		248
Settlements	(432)		(439)
Sales	(493)		(426)
Transfers into Level 3	1,293	[4]	836	[4]
Transfers out of Level 3	(1,148)	[4]	(2,144)	[4]
Fair value, Ending Balance	4,169		3,842
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(52)	[2],[5]	(74)	[2],[5]
Fixed Maturities [Member] | Residential Mortgage Backed Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	933		1,105
Total realized/unrealized gains (losses) included in net income	(68)	[1],[2]	(21)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	298	[3]	(3)	[3]
Purchases	289		25
Settlements	(125)		(111)
Sales	(173)		(16)
Transfers into Level 3	2	[4]	69	[4]
Transfers out of Level 3	(23)	[4]	(115)	[4]
Fair value, Ending Balance	1,133		933
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(11)	[2],[5]	(15)	[2],[5]
Fixed Maturities [Member] | Municipal [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	382		258
Total realized/unrealized gains (losses) included in net income	(5)	[1],[2]	0	[1],[2]
Total realized/unrealized gains (losses) included in OCI	34	[3]	46	[3]
Purchases	174		87
Settlements	0		0
Sales	(91)		0
Transfers into Level 3	0	[4]	0	[4]
Transfers out of Level 3	(325)	[4]	(9)	[4]
Fair value, Ending Balance	169		382
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(5)	[2],[5]	0	[2],[5]
Fixed Maturities [Member] | Foreign Government Debt Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	37		40
Total realized/unrealized gains (losses) included in net income	0	[1],[2]	0	[1],[2]
Total realized/unrealized gains (losses) included in OCI	1	[3]	0	[3]
Purchases	9		0
Settlements	(4)		(3)
Sales	(11)		0
Transfers into Level 3	2	[4]	29	[4]
Transfers out of Level 3	0	[4]	(29)	[4]
Fair value, Ending Balance	34		37
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	0	[2],[5]	0	[2],[5]
Fixed Maturities [Member] | Corporate Debt Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	1,497		1,486
Total realized/unrealized gains (losses) included in net income	2	[1],[2]	(27)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	(38)	[3]	(14)	[3]
Purchases	169		83
Settlements	(98)		(92)
Sales	(74)		(122)
Transfers into Level 3	538	[4]	498	[4]
Transfers out of Level 3	(656)	[4]	(315)	[4]
Fair value, Ending Balance	1,340		1,497
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(7)	[2],[5]	(11)	[2],[5]
Fixed Maturities [Member] | CMBS [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	348		492
Total realized/unrealized gains (losses) included in net income	(41)	[1],[2]	13	[1],[2]
Total realized/unrealized gains (losses) included in OCI	89	[3]	41	[3]
Purchases	18		18
Settlements	(111)		(72)
Sales	(109)		(225)
Transfers into Level 3	422	[4]	131	[4]
Transfers out of Level 3	(84)	[4]	(50)	[4]
Fair value, Ending Balance	532		348
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(17)	[2],[5]	(5)	[2],[5]
Fixed Maturities [Member] | Collateralized Debt Obligations [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	328		1,869
Total realized/unrealized gains (losses) included in net income	(19)	[1],[2]	(30)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	134	[3]	112	[3]
Purchases	0		0
Settlements	(36)		(129)
Sales	(1)		(54)
Transfers into Level 3	317	[4]	30	[4]
Transfers out of Level 3	0	[4]	(1,470)	[4]
Fair value, Ending Balance	723		328
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(11)	[2],[5]	(29)	[2],[5]
Fixed Maturities [Member] | Asset-backed Securities [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	317		408
Total realized/unrealized gains (losses) included in net income	(2)	[1],[2]	(26)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	45	[3]	18	[3]
Purchases	18		35
Settlements	(58)		(32)
Sales	(34)		(9)
Transfers into Level 3	12	[4]	79	[4]
Transfers out of Level 3	(60)	[4]	(156)	[4]
Fair value, Ending Balance	238		317
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(1)	[2],[5]	(14)	[2],[5]
Fixed Maturities, FVO [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	484		511
Total realized/unrealized gains (losses) included in net income	106	[1],[2]	23	[1],[2]
Total realized/unrealized gains (losses) included in OCI	0	[3]	0	[3]
Purchases	1		0
Settlements	(1)		(2)
Sales	(391)		(43)
Transfers into Level 3	0	[4]	0	[4]
Transfers out of Level 3	0	[4]	(5)	[4]
Fair value, Ending Balance	199		484
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	$ (7)	[2],[5]	$ 19	[2],[5]

[1]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[3]	All amounts are before income taxes and amortization of DAC.
[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[5]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

Fair Value Measurements (Freestanding Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Equity Securities [Member] | Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	$ 56		$ 47
Total realized/unrealized gains (losses) included in net income	3	[1],[2]	(11)	[1],[2]
Fair value, Ending Balance	55		56
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	2	[2],[3]	(9)	[2],[3]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Total realized/unrealized gains (losses) included in OCI	(3)	[4]	(3)	[4]
Purchases	11		31
Settlements	0		0
Sales	(12)		(4)
Transfers out of Level 3	0	[5]	(4)	[5]
Freestanding Derivatives [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	661	[6]	415	[6]
Total realized/unrealized gains (losses) included in net income	(712)	[1],[2],[6]	11	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	306	[6]	387	[6]
Settlements	405	[6]	(152)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	62	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	722	[6]	661	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(715)	[2],[3],[6]	32	[2],[3],[6]
Freestanding Derivatives [Member] | Hedging Derivatives [Member] | International [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	(35)	[6]	5	[6]
Total realized/unrealized gains (losses) included in net income	(83)	[1],[2],[6]	3	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	(60)	[6]	(43)	[6]
Settlements	95	[6]	0	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	8	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	(75)	[6]	(35)	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(85)	[2],[3],[6]	(4)	[2],[3],[6]
Freestanding Derivatives [Member] | US Macro Hedge Program [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	357	[6]	203	[6]
Total realized/unrealized gains (losses) included in net income	(323)	[1],[2],[6]	(128)	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	252	[6]	347	[6]
Settlements	0	[6]	(65)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	0	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	286	[6]	357	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(322)	[2],[3],[6]	(107)	[2],[3],[6]
Freestanding Derivatives [Member] | Guaranteed Minimum Withdrawal Benefit [Member] | Hedging Derivatives [Member] | U.S. [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	883	[6]	600	[6]
Total realized/unrealized gains (losses) included in net income	(431)	[1],[2],[6]	279	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	56	[6]	23	[6]
Settlements	(12)	[6]	(19)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	23	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	519	[6]	883	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(425)	[2],[3],[6]	278	[2],[3],[6]
Freestanding Derivatives [Member] | Credit derivative [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	(489)	[6]	(344)	[6]
Total realized/unrealized gains (losses) included in net income	155	[1],[2],[6]	(144)	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	0	[6]	20	[6]
Settlements	338	[6]	(21)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	0	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	4	[6]	(489)	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	126	[2],[3],[6]	(137)	[2],[3],[6]
Freestanding Derivatives [Member] | Equity derivative [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	36	[6]	4	[6]
Total realized/unrealized gains (losses) included in net income	(32)	[1],[2],[6]	(8)	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	57	[6]	40	[6]
Settlements	(16)	[6]	0	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	0	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	45	[6]	36	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	(8)	[2],[3],[6]	(8)	[2],[3],[6]
Freestanding Derivatives [Member] | Interest rate derivatives [Member]
Roll Forward of Financial Instruments (Assets Netted Against Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value, Beginning Balance	(91)	[6]	(53)	[6]
Total realized/unrealized gains (losses) included in net income	2	[1],[2],[6]	9	[1],[2],[6]
Total realized/unrealized gains (losses) included in OCI	0	[4],[6]	0	[4],[6]
Purchases	1	[6]	0	[6]
Settlements	0	[6]	(47)	[6]
Sales	0	[6]	0	[6]
Transfers out of Level 3	31	[5],[6]	0	[5],[6]
Fair Value, Ending Balance	(57)	[6]	(91)	[6]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	$ (1)	[2],[3],[6]	$ 10	[2],[3],[6]

[1]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[3]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).
[4]	All amounts are before income taxes and amortization of DAC.
[5]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[6]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

Fair Value Measurements (Reinsurance) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Reinsurance Recoverable [Member] | Guaranteed Withdrawal Benefits [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	$ 3,073	[1]	$ 2,002	[1]
Total realized/unrealized gains (losses) included in net income	(2,142)	[1],[2],[3]	504	[1],[2],[3]
Total realized/unrealized gains (losses) included in OCI	(231)	[1],[4]	111	[1],[4]
Purchases	0	[1]	0	[1]
Settlements	381	[1]	456	[1]
Sales	0	[1]	0	[1]
Transfers into Level 3	0	[1],[5]	0	[1],[5]
Transfers out of Level 3	0	[1],[5]	0	[1],[5]
Fair value, Ending Balance	1,081	[1]	3,073	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(2,142)	[1],[3],[6]	504	[1],[3],[6]
Limited Partnerships and Other Alternative Investments [Member] | Guaranteed Withdrawal Benefits [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	0
Total realized/unrealized gains (losses) included in net income	(11)	[2],[3]
Total realized/unrealized gains (losses) included in OCI	0	[4]
Purchases	26
Settlements	0
Sales	0
Transfers into Level 3	135	[5]
Transfers out of Level 3	0	[5]
Fair value, Ending Balance	150
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	(11)	[3],[6]
Separate Accounts [Member]
Roll Forward of Financial Instruments (Assets) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair value, Beginning Balance	1,031		1,247
Total realized/unrealized gains (losses) included in net income	37	[2],[3]	25	[2],[3]
Total realized/unrealized gains (losses) included in OCI	0	[4]	0	[4]
Purchases	252		292
Settlements	(1)		0
Sales	(476)		(171)
Transfers into Level 3	443	[5]	14	[5]
Transfers out of Level 3	(703)	[5]	(376)	[5]
Fair value, Ending Balance	583		1,031
Changes in unrealized gains (losses) included in net income related to financial instruments still held at end of period	$ 28	[3],[6]	$ (1)	[3],[6]

[1]	Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.
[2]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[3]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[4]	All amounts are before income taxes and amortization of DAC.
[5]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[6]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

Fair Value Measurements (Funds and Benefits Payable) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other policyholder funds and benefits payable [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	$ (5,785)	[1]	$ (4,267)	[1]
Total realized/unrealized gains (losses) included in net income	2,657	[1],[2]	(1,118)	[1],[2]
Total realized/unrealized gains (losses) included in OCI	264	[3]	(126)	[1],[3]
Settlements	(263)	[4]	(274)	[1]
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(3,127)		(5,785)	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	2,657	[2],[5]	(1,118)	[1],[2],[5]
Other policyholder funds and benefits payable [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(5,776)	[1],[5]	(4,258)	[1],[5]
Total realized/unrealized gains (losses) included in net income	2,656	[1],[2],[5]	(1,118)	[1],[2],[5]
Total realized/unrealized gains (losses) included in OCI	264	[3],[5]	(126)	[1],[3],[5]
Settlements	(263)	[4],[5]	(274)	[1],[5]
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(3,119)	[5]	(5,776)	[1],[5]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	2,656	[2],[5]	(1,118)	[1],[2],[5]
Other Liabilities [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(9)		(37)
Total realized/unrealized gains (losses) included in net income	(34)	[1],[2]	28	[1],[2]
Total realized/unrealized gains (losses) included in OCI	0	[3]	0	[3]
Settlements	43	[4]	0
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	0		(9)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	0	[2],[5]	28	[2],[5]
Consumer Notes [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(4)		(5)
Total realized/unrealized gains (losses) included in net income	2	[1],[2]	1	[1],[2]
Total realized/unrealized gains (losses) included in OCI	0	[3]	0	[3]
Settlements	0	[4]	0
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(2)		(4)
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	2	[2],[5]	1	[2],[5]
Equity linked notes [Member] | Other policyholder funds and benefits payable [Member]
Roll Forward of Financial Instruments (Liabilities) Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Beginning Balance	(9)	[1]	(9)	[1]
Total realized/unrealized gains (losses) included in net income	1	[1],[2]	0	[1],[2]
Total realized/unrealized gains (losses) included in OCI	0	[3]	0	[1],[3]
Settlements	0	[4]	0	[1]
Fair Value of Financial Instruments (Liabilities), Measured at Fair Value on a Recurring Basis, Ending Balance	(8)		(9)	[1]
Changes in unrealized gains (losses) included in net income related to financial instruments still held at June 30	$ 1	[2],[5]	$ 0	[1],[2],[5]

[1]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[2]	All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.
[3]	All amounts are before income taxes and amortization of DAC.
[4]	Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See Note 4 - Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.
[5]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

Fair Value Measurements (Fair Value Options Reported) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	$ (46)	$ 50
Corporate [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	9	10
CRE CDOs [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	64	(33)
CMBS Credit [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	(2)	0
Foreign Government Debt Securities [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	(88)	45
RMBS [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	5	0
Credit-linked notes [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	$ (34)	$ 28

Fair Value Measurements (Fair Value Options Included) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Credit-linked notes [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of liabilities accounted for using fair value option	$ 0	[1]	$ 9	[1]
Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	1,010		1,317
Fixed Maturities, FVO [Member] | ABS [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	0		65
Fixed Maturities, FVO [Member] | CRE CDOs [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	193		272
Fixed Maturities, FVO [Member] | CMBS Credit [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	4
Fixed Maturities, FVO [Member] | Corporate [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	108		214
Fixed Maturities, FVO [Member] | Foreign Government [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	699		766
Fixed Maturities, FVO [Member] | Municipals [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	1
Fixed Maturities, FVO [Member] | RMBS [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	3
Fixed Maturities, FVO [Member] | U.S. Government [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	$ 2

[1]	As of December 31, 2011, the outstanding principal balance of the notes was $243.

Fair Value Measurements (Financial Instruments Not Carried at Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets not carried at fair value [Abstract]
Policy loans, at outstanding balance	$ 1,951		$ 1,952
Mortgage loans (net of allowances for loan losses of $1)	4,935		4,182
Level 3 [Member]
Assets not carried at fair value [Abstract]
Policy loans, at outstanding balance	1,951		1,952
Mortgage loans (net of allowances for loan losses of $1)	4,935		4,182
Liabilities not carried at fair value [Abstract]
Other policyholder funds and benefits payable	9,318	[1]	10,065	[1]
Consumer notes	159	[2]	310	[2]
Policy loans [Member] | Level 3 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Loans Receivable, Fair Value Disclosure	2,112		2,099
Mortgage Loans [Member] | Level 3 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Loans Receivable, Fair Value Disclosure	5,109		4,382
Other policyholder funds and benefits payable [Member] | Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Notes Payable, Fair Value Disclosure	9,668	[1]	10,959	[1]
Consumer Notes [Member] | Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Notes Payable, Fair Value Disclosure	$ 159	[2]	$ 305	[2]

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.
[2]	Excludes amounts carried at fair value and included in disclosures above.

Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Investment redeemed near-term not to exceed	90 days
Behavior Risk Margin	$ 77	$ 103
Reinsurance recoverables	2,893	5,006
Outperformance (underperformance) of the underlying actively managed fund compared to indices [Member]
Derivative [Line Items]
Pre-tax realized gains	29	(18)	31
Credit standing adjustment assumption net of reinsurance [Member]
Derivative [Line Items]
Pre-tax realized gains	499	(156)	(8)
Policyholder Behavior Assumptions [Member]
Derivative [Line Items]
Pre-tax realized gains	76	13	45
Net Income Impact [Member]
Derivative [Line Items]
Reinsurance recoverables	$ 900	$ 2,600

Fair Value Measurements (Details Textual 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Percentage difference of sale trade price from prior days price	3.00%
Percentage difference of purchase trade price from current days price	3.00%
Percentage change of monthly analyses Identify price	3.00%
Percentage difference of weekly analyses identify price from published bond	5.00%
Fair Value Measurements - Financial Instruments Excluding Guaranteed Living Benefits (Textual) [Abstract]
Cash collateral liability	$ 92,000,000	$ 1,400,000,000
Investment Sales Receivable	3,100,000,000	4,000,000,000
Derivatives priced by valuation models	98.00%	98.00%
Redemption notice period	90 days
Period on actual observed returns	10 years
Period for fund regression	3 years
Credit-linked notes [Member]
Debt Instrument [Line Items]
Outstanding principal balance of notes		243,000,000
Minimum [Member]
Debt Instrument [Line Items]
Percentage daily analyses to identify prices	3.00%
Maximum [Member]
Debt Instrument [Line Items]
Percentage daily analyses to identify prices	5.00%
US Treasury Securities [Member]
Debt Instrument [Line Items]
Transfers from level 1 to level 2	1,500,000,000
Fair Value, Inputs, Level 3 [Member] | Alternative Assets [Member] | Limited Partnerships and Other Alternative Investments [Member] | Monthly N.A.V Calulation [Member]
Debt Instrument [Line Items]
Assets accounted for at fair value on a recurring basis	$ 150,000,000

Investments and Derivative Instruments (Net Investment Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	$ 2,535		$ 2,572		$ 2,612
Equity securities, trading	1		0		0
Total net investment income (loss)	2,536		2,572		2,612
Fixed Maturities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	1,953	[1]	1,927	[1]	1,967	[1]
Equity Securities, AFS [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	11		10		14
Mortgage Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	248		206		199
Policy Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	116		128		129
Limited Partnerships and Other Alternative Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	85		143		121
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	199	[2]	231	[2]	254	[2]
Investment Expenses [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	$ (77)		$ (73)		$ (72)

[1]	Includes net investment income on short-term investments.
[2]	Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

Investments and Derivative Instruments (Net Realized Capital Gains (Losses)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net realized capital gains (losses)
Gross gains on sales	$ 478		$ 400		$ 482
Gross losses on sales	(278)		(200)		(336)
Net OTTI losses recognized in earnings	(255)	[1]	(125)	[1]	(336)	[1]
Valuation allowances on mortgage loans	4		25		(108)
Japanese fixed annuity contract hedges, net	(36)	[2]	3	[2]	27	[2]
Periodic net coupon settlements on credit derivatives/Japan	(8)		0		(3)
Results of variable annuity hedge program	179		(613)		(356)
Total results of variable annuity hedge program	(966)		26		(357)
GMIB/GMAB/GMWB reinsurance	1,233		(326)		(769)
Coinsurance and modified coinsurance reinsurance contracts	(1,901)		375		292
Other, net	248	[3]	(255)	[3]	195	[3]
Net realized capital (losses)	(1,481)		(77)		(913)
U.S. [Member] | GMWB derivatives, net [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	519		(397)		89
U.S. [Member] | Macro Hedge Program [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	(340)		(216)		(445)
International [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	$ (1,145)		$ 639		$ (1)

[1]	Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.
[2]	Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).
[3]	Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Investments and Derivative Instruments (Sales of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed maturities, AFS [Member]
Available for-sale-securities, Gross Realized Gain (Loss)
Sale proceeds	$ 23,555	$ 19,861	$ 27,739
Gross gains	521	354	413
Gross losses	(270)	(205)	(299)
Equity Securities, AFS [Member]
Available for-sale-securities, Gross Realized Gain (Loss)
Sale proceeds	133	147	171
Gross gains	15	50	12
Gross losses	$ (5)	$ 0	$ (4)

Investments and Derivative Instruments (Other-than-Temporary Impairment Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other-Than-Temporary Impairment Losses
Balance, beginning of period	$ (1,319)		$ (1,598)		$ (1,632)
Securities not previously impaired	(27)	[1]	(41)	[1]	(181)	[1]
Securities previously impaired	(15)	[1]	(47)	[1]	(122)	[1]
Securities that matured or were sold during the period	543		358		314
Securities due to an increase in expected cash flows	5		9		23
Balance, end of period	$ (813)		$ (1,319)		$ (1,598)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

Investments and Derivative Instruments (Available-for-Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Available-for-Sale Securities
Cost or Amortized Cost	$ 46,161	[1]	$ 46,679	[1]
Gross Unrealized Gains	4,486	[1]	3,514	[1]
Gross Unrealized Losses	(823)	[1]	(1,972)	[1]
Fair Value	49,804	[1]	48,176	[1]
Non-Credit OTTI	(62)	[1],[2]	(148)	[1],[2]
Total fixed maturities, AFS	45,753		46,236
Equity securities, AFS	408		443
ABS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	1,807		2,361
Gross Unrealized Gains	38		38
Gross Unrealized Losses	(172)		(306)
Fair Value	1,673		2,093
Non-Credit OTTI	(4)	[2]	(3)	[2]
Collateralized Debt Obligations [Member]
Available-for-Sale Securities
Cost or Amortized Cost	2,236	[3]	2,055	[3]
Gross Unrealized Gains	61	[3]	15	[3]
Gross Unrealized Losses	(117)	[3]	(272)	[3]
Fair Value	2,160	[3]	1,798	[3]
Non-Credit OTTI	(4)	[2],[3]	(29)	[2],[3]
CMBS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	3,757		4,418
Gross Unrealized Gains	262		169
Gross Unrealized Losses	(107)		(318)
Fair Value	3,912		4,269
Non-Credit OTTI	(7)	[2]	(19)	[2]
Corporate [Member]
Available-for-Sale Securities
Cost or Amortized Cost	27,774	[3]	28,084	[3]
Gross Unrealized Gains	3,426	[3]	2,729	[3]
Gross Unrealized Losses	(221)	[3]	(539)	[3]
Fair Value	30,979	[3]	30,229	[3]
Non-Credit OTTI	(19)	[2],[3]	0	[2],[3]
Foreign Government Debt Securities [Member]
Available-for-Sale Securities
Cost or Amortized Cost	1,369		1,121
Gross Unrealized Gains	120		106
Gross Unrealized Losses	(29)		(3)
Fair Value	1,460		1,224
Non-Credit OTTI	0	[2]	0	[2]
Municipal [Member]
Available-for-Sale Securities
Cost or Amortized Cost	1,808		1,504
Gross Unrealized Gains	204		104
Gross Unrealized Losses	14		(51)
Fair Value	1,998		1,557
Non-Credit OTTI	0	[2]	0	[2]
RMBS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	4,590		4,069
Gross Unrealized Gains	196		170
Gross Unrealized Losses	(115)		(416)
Fair Value	4,671		3,823
Non-Credit OTTI	(28)	[2]	(97)	[2]
U.S. Treasuries [Member]
Available-for-Sale Securities
Cost or Amortized Cost	2,412		2,624
Gross Unrealized Gains	151		162
Gross Unrealized Losses	(12)		(1)
Fair Value	2,551		2,785
Non-Credit OTTI	0	[2]	0	[2]
Fixed maturities, AFS [Member]
Available-for-Sale Securities
Gross Unrealized Gains	4,458		3,493
Gross Unrealized Losses	(787)		(1,906)
Fair Value	49,404		47,778
Non-Credit OTTI	(62)	[2]	(148)	[2]
Equity Securities, AFS [Member]
Available-for-Sale Securities
Gross Unrealized Gains	28		21
Gross Unrealized Losses	(36)		(66)
Fair Value	400		398
Non-Credit OTTI	$ 0	[2]	$ 0	[2]

[1]	Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.
[3]	Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

Investments and Derivative Instruments (Fixed Maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Available-for-sale Securities, Amortized Cost
One year or less, amortized cost	$ 1,223
Over one year through five years, amortized cost	9,425
Over five years through ten years, amortized cost	8,733
Over ten years, amortized cost	13,982
Subtotal, amortized cost	33,363
Mortgage-backed and asset-backed securities, amortized cost	12,390
Total fixed maturities, AFS, amortized cost	45,753	[1]
Available-for-sale Securities, Fair Value
One year or less, fair value	1,233
Over one year through five years, fair value	9,941
Over five years through ten years, fair value	9,567
Over ten years, fair value	16,247
Subtotal, fair value	36,988
Mortgage-backed and asset-backed securities, fair value	12,416
Total fixed maturities, AFS, fair value	$ 49,404	[1]	$ 47,778

[1]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Investments and Derivative Instruments (Security Unrealized Loss Aging) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	$ 1,986		$ 5,234
Less Than 12 Months, Fair Value	1,892		4,863
Less Than 12 Months, Unrealized Losses	(94)		(371)
12 Months or More, Amortized Cost	5,588		8,166
12 Months or More, Fair Value	4,851		6,521
12 Months or More, Unrealized Losses	(729)		(1,601)
Amortized Cost	7,574		13,400
Fair Value	6,743		11,384
Unrealized Losses	(823)		(1,972)
ABS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	77		420
Less Than 12 Months, Fair Value	76		385
Less Than 12 Months, Unrealized Losses	(1)		(35)
12 Months or More, Amortized Cost	787		1,002
12 Months or More, Fair Value	616		731
12 Months or More, Unrealized Losses	(171)		(271)
Amortized Cost	864		1,422
Fair Value	692		1,116
Unrealized Losses	(172)		(306)
Collateralized Debt Obligations [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	5	[1]	80
Less Than 12 Months, Fair Value	5	[1]	58
Less Than 12 Months, Unrealized Losses	0	[1]	(22)
12 Months or More, Amortized Cost	1,640	[1]	1,956
12 Months or More, Fair Value	1,515	[1]	1,706
12 Months or More, Unrealized Losses	(117)	[1]	(250)
Amortized Cost	1,645	[1]	2,036
Fair Value	1,520	[1]	1,764
Unrealized Losses	(117)	[1]	(272)
CMBS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	192		911
Less Than 12 Months, Fair Value	179		830
Less Than 12 Months, Unrealized Losses	(13)		(81)
12 Months or More, Amortized Cost	795		1,303
12 Months or More, Fair Value	701		1,066
12 Months or More, Unrealized Losses	(94)		(237)
Amortized Cost	987		2,214
Fair Value	880		1,896
Unrealized Losses	(107)		(318)
Corporate [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	614		2,942	[1]
Less Than 12 Months, Fair Value	578		2,823	[1]
Less Than 12 Months, Unrealized Losses	(36)		(119)	[1]
12 Months or More, Amortized Cost	1,339		2,353	[1]
12 Months or More, Fair Value	1,154		1,889	[1]
12 Months or More, Unrealized Losses	(185)		(420)	[1]
Amortized Cost	1,953		5,295	[1]
Fair Value	1,732		4,712	[1]
Unrealized Losses	(221)		(539)	[1]
Foreign Government Debt Securities [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	318		24
Less Than 12 Months, Fair Value	290		23
Less Than 12 Months, Unrealized Losses	(28)		(1)
12 Months or More, Amortized Cost	7		40
12 Months or More, Fair Value	6		38
12 Months or More, Unrealized Losses	(1)		(2)
Amortized Cost	325		64
Fair Value	296		61
Unrealized Losses	(29)		(3)
Municipal [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	65		202
Less Than 12 Months, Fair Value	62		199
Less Than 12 Months, Unrealized Losses	(3)		(3)
12 Months or More, Amortized Cost	98		348
12 Months or More, Fair Value	87		300
12 Months or More, Unrealized Losses	(11)		(48)
Amortized Cost	163		550
Fair Value	149		499
Unrealized Losses	(14)		(51)
RMBS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	322		355
Less Than 12 Months, Fair Value	321		271
Less Than 12 Months, Unrealized Losses	(1)		(84)
12 Months or More, Amortized Cost	750		1,060
12 Months or More, Fair Value	636		728
12 Months or More, Unrealized Losses	(114)		(332)
Amortized Cost	1,072		1,415
Fair Value	957		999
Unrealized Losses	(115)		(416)
U.S. Treasuries [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	384		185
Less Than 12 Months, Fair Value	372		184
Less Than 12 Months, Unrealized Losses	(12)		(1)
12 Months or More, Amortized Cost	0		0
12 Months or More, Fair Value	0		0
12 Months or More, Unrealized Losses	0		0
Amortized Cost	384		185
Fair Value	372		184
Unrealized Losses	(12)		(1)
Fixed maturities, AFS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	1,977		5,119
Less Than 12 Months, Fair Value	1,883		4,773
Less Than 12 Months, Unrealized Losses	(94)		(346)
12 Months or More, Amortized Cost	5,416		8,062
12 Months or More, Fair Value	4,715		6,458
12 Months or More, Unrealized Losses	(693)		(1,560)
Amortized Cost	7,393		13,181
Fair Value	6,598		11,231
Unrealized Losses	(787)		(1,906)
Equity Securities [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	9		115
Less Than 12 Months, Fair Value	9		90
Less Than 12 Months, Unrealized Losses	0		(25)
12 Months or More, Amortized Cost	172		104
12 Months or More, Fair Value	136		63
12 Months or More, Unrealized Losses	(36)		(41)
Amortized Cost	181		219
Fair Value	145		153
Unrealized Losses	$ (36)		$ (66)

[1]	Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

Investments and Derivative Instruments (Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans by Major Types
Valuation Allowance	$ (14)		$ (23)
Carrying Value	4,935		4,182
Commercial [Member]
Mortgage Loans by Major Types
Amortized Cost	4,949	[1],[2]	4,205	[1],[2]
Valuation Allowance	(14)	[1]	(23)	[1]	(62)	(260)
Carrying Value	$ 4,935	[1]	$ 4,182	[1]

[1]	Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	Amortized cost represents carrying value prior to valuation allowances, if any.

Investments and Derivative Instruments (Valuation Allowance Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Movement in Valuation allowance and reserves
Balance, end of period	$ (14)		$ (23)
Commercial [Member]
Movement in Valuation allowance and reserves
Balance, beginning of period	(23)	[1]	(62)		(260)
(Additions)/Reversals	4		25		(108)
Deductions	5		14		306
Balance, end of period	$ (14)	[1]	$ (23)	[1]	$ (62)

[1]	Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Investments and Derivative Instruments (Carry Value of Commercial Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial Mortgage Loans Credit Quality
Avg Debt-Service Coverage Ratio	2.34
Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	$ 4,935	$ 4,182
Avg Debt-Service Coverage Ratio	2.34	1.99
Greater than 80% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	137	422
Avg Debt-Service Coverage Ratio	0.89	1.67
65% - 80% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	1,717	1,779
Avg Debt-Service Coverage Ratio	2.27	1.57
Less than 65% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	$ 3,081	$ 1,981
Avg Debt-Service Coverage Ratio	2.44	2.45

Investments and Derivative Instruments (Mortgage Loans by Region) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	$ 4,935		$ 4,182
Percent of Total	100.00%		100.00%
East North Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	97		59
Percent of Total	2.00%		1.40%
Middle Atlantic [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	370		401
Percent of Total	7.50%		9.60%
Mountain [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	62		61
Percent of Total	1.30%		1.50%
New England [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	231		202
Percent of Total	4.70%		4.80%
Pacific [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	1,504		1,268
Percent of Total	30.50%		30.30%
South Atlantic [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	1,012		810
Percent of Total	20.50%		19.40%
West North Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	16		16
Percent of Total	0.30%		0.40%
West South Central [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	234		115
Percent of Total	4.70%		2.70%
Other [Member]
Schedule of Available-for-sale Securities Mortgage Loans [Line Items]
Mortgage loans (net of allowances for loan losses of $1)	$ 1,409	[1]	$ 1,250	[1]
Percent of Total	28.50%	[1]	29.90%	[1]

[1]	Primarily represents loans collateralized by multiple properties in various regions.

Investments and Derivative Instruments (Mortgage Loans by Property Type) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	$ 4,935	$ 4,182
Percent of Total	100.00%	100.00%
Agricultural [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	109	127
Percent of Total	2.20%	3.00%
Industrial [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	1,519	1,262
Percent of Total	30.80%	30.10%
Lodging [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	81	84
Percent of Total	1.60%	2.00%
Multifamily [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	869	734
Percent of Total	17.60%	17.60%
Office [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	1,120	836
Percent of Total	22.70%	20.00%
Retail [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	1,047	918
Percent of Total	21.20%	22.00%
Other [Member]
Mortgage Loans by Property Type
Mortgage loans (net of allowances for loan losses of $1)	$ 190	$ 221
Percent of Total	3.90%	5.30%

Investments and Derivative Instruments (Maximum Exposure to VIEs) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entities Primary Beneficiary
Total Liabilities	$ 111	[1]	$ 477	[1]
Variable Interest Entity Assets Included in Limited Partnerships and Other Alternative Investments	6		7
Consolidated VIEs [Member]
Variable Interest Entities Primary Beneficiary
Total Assets	227		498
Maximum Exposure to Loss	120	[2]	29	[2]
Collateralized Debt Obligations [Member] | Consolidated VIEs [Member]
Variable Interest Entities Primary Beneficiary
Total Assets	89	[3]	491	[3]
Total Liabilities	88	[1],[3]	474	[1],[3]
Maximum Exposure to Loss	7	[2],[3]	25	[2],[3]
Investment Fund [Member] | Consolidated VIEs [Member]
Variable Interest Entities Primary Beneficiary
Total Assets	132	[4]	0	[4]
Total Liabilities	20	[1],[4]	0	[1],[4]
Maximum Exposure to Loss	110	[2],[4]	0	[2],[4]
Limited partnerships [Member] | Consolidated VIEs [Member]
Variable Interest Entities Primary Beneficiary
Total Liabilities	3	[1]	3	[1]
Maximum Exposure to Loss	$ 3	[2]	$ 4	[2]

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.
[2]	The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.
[3]	Total assets included in fixed maturities, AFS in the Company’s Consolidated Balance Sheets.
[4]	Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

Investments and Derivative Instruments (US Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
GMWB reinsurance contracts
Notional Amount	$ 205,854	$ 196,608
Fair Value	(1,448)	(1,044)
UNITED STATES
GMWB reinsurance contracts
Notional Amount	18,622	16,406
Fair Value	572	894
UNITED STATES | GMWB Hedging Instruments [Member] | Customized Swaps [Member]
GMWB reinsurance contracts
Notional Amount	7,787	8,389
Fair Value	238	385
UNITED STATES | GMWB Hedging Instruments [Member] | Equity Swaps, Options and Futures [Member]
GMWB reinsurance contracts
Notional Amount	5,130	5,320
Fair Value	267	498
UNITED STATES | GMWB Hedging Instruments [Member] | Interest Rate Swaps and Futures [Member]
GMWB reinsurance contracts
Notional Amount	5,705	2,697
Fair Value	67	11
UNITED STATES | Macro Hedge Program [Member]
GMWB reinsurance contracts
Notional Amount	7,442	6,819
Fair Value	286	357
UNITED STATES | Macro Hedge Program [Member] | Equity Futures [Member]
GMWB reinsurance contracts
Notional Amount	0	59
Fair Value	0	0
UNITED STATES | Macro Hedge Program [Member] | Stock Option [Member]
GMWB reinsurance contracts
Notional Amount	7,442	6,760
Fair Value	$ 286	$ 357

Investments and Derivative Instruments (International Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Macro hedge program
Notional Amount	$ 205,854		$ 196,608
Fair Value	(1,448)		(1,044)
International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	48,448		28,719
Fair Value	(105)		542
Other Credit Derivatives [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	350		0
Fair Value	28		0
Foreign Exchange Forward [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	9,327	[1]	8,622	[1]
Fair Value	(87)	[1]	446	[1]
Currency options [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	9,710		7,038
Fair Value	(49)		72
Equity futures [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	1,206		2,691
Fair Value	0		0
Equity options [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	2,621		1,120
Fair Value	(105)		(3)
Equity swaps [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	2,683		392
Fair Value	(12)		(8)
Customized Swaps [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	899		0
Fair Value	(11)		0
Interest rate futures [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	634		739
Fair Value	0		0
Interest Rate Swaps and Swaptions [Member] | International Program Hedging Instruments [Member]
Macro hedge program
Notional Amount	21,018		8,117
Fair Value	$ 131		$ 35

[1]	As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

Investments and Derivative Instruments (Derivative Balance Sheet Classification) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	$ 205,854		$ 196,608
Net Derivatives, Fair Value	(1,448)		(1,044)
Asset Derivatives, Fair Value	4,489		7,070
Liability Derivatives, Fair Value	(5,937)		(8,114)
Cash Flow Hedging Interest Rate Swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	3,863		6,339
Net Derivatives, Fair Value	167		276
Asset Derivatives, Fair Value	167		276
Liability Derivatives, Fair Value	0		0
Cash flow hedges foreign currency swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	163		229
Net Derivatives, Fair Value	(17)		(5)
Asset Derivatives, Fair Value	3		17
Liability Derivatives, Fair Value	(20)		(22)
Cash flow hedges [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	4,026		6,568
Net Derivatives, Fair Value	150		271
Asset Derivatives, Fair Value	170		293
Liability Derivatives, Fair Value	(20)		(22)
Fair Value Hedging Interest Rate Swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	753		1,007
Net Derivatives, Fair Value	(55)		(78)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(55)		(78)
Fair value hedges - Foreign currency swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	40		677
Net Derivatives, Fair Value	16		(39)
Asset Derivatives, Fair Value	16		64
Liability Derivatives, Fair Value	0		(103)
Fair value hedges [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	793		1,684
Net Derivatives, Fair Value	(39)		(117)
Asset Derivatives, Fair Value	16		64
Liability Derivatives, Fair Value	(55)		(181)
Interest Rate Swaps Caps Floors and Futures [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	13,432		6,252
Net Derivatives, Fair Value	(363)		(435)
Asset Derivatives, Fair Value	436		417
Liability Derivatives, Fair Value	(799)		(852)
Foreign Currency Swaps and Forwards Non-qualifying as Hedges [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	182		208
Net Derivatives, Fair Value	(9)		(10)
Asset Derivatives, Fair Value	5		3
Liability Derivatives, Fair Value	(14)		(13)
Credit Derivatives that Purchase Credit Protection [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	1,539		1,134
Net Derivatives, Fair Value	(5)		23
Asset Derivatives, Fair Value	3		35
Liability Derivatives, Fair Value	(8)		(12)
Credit Derivatives that Assume Credit Risk [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	1,981	[1]	2,212	[1]
Net Derivatives, Fair Value	(8)	[1]	(545)	[1]
Asset Derivatives, Fair Value	17	[1]	2	[1]
Liability Derivatives, Fair Value	(25)	[1]	(547)	[1]
Credit Derivatives in Offsetting Positions [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	5,341		5,020
Net Derivatives, Fair Value	(22)		(43)
Asset Derivatives, Fair Value	56		101
Liability Derivatives, Fair Value	(78)		(144)
Equity index swaps options [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	791		1,433
Net Derivatives, Fair Value	35		23
Asset Derivatives, Fair Value	45		36
Liability Derivatives, Fair Value	(10)		(13)
GMWB product derivatives [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	3,900
Net Derivatives, Fair Value	133
International program product derivatives [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	1,876	[2]	2,009	[2]
Net Derivatives, Fair Value	(42)	[2]	(30)	[2]
Asset Derivatives, Fair Value	0	[2]	0	[2]
Liability Derivatives, Fair Value	(42)	[2]	(30)	[2]
International program hedging instruments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	48,448		28,719
Net Derivatives, Fair Value	(105)		542
Asset Derivatives, Fair Value	657		672
Liability Derivatives, Fair Value	(762)		(130)
GMAB, GMWB, and GMIB Reinsurance Contracts [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	18,287		21,627
Net Derivatives, Fair Value	(1,827)		(3,207)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(1,827)		(3,207)
Coinsurance and Modified Coinsurance Reinsurance Contracts [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	44,985		50,756
Net Derivatives, Fair Value	890		2,630
Asset Derivatives, Fair Value	1,566		2,901
Liability Derivatives, Fair Value	(676)		(271)
Non-qualifying strategies [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	201,035		188,356
Net Derivatives, Fair Value	(1,559)		(1,198)
Asset Derivatives, Fair Value	4,303		6,713
Liability Derivatives, Fair Value	(5,862)		(7,911)
Fixed maturities, AFS [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	416		416
Net Derivatives, Fair Value	(20)		(45)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(20)		(45)
Other Investments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	37,809		51,231
Net Derivatives, Fair Value	581		1,971
Asset Derivatives, Fair Value	1,049		2,745
Liability Derivatives, Fair Value	(468)		(774)
Other liabilities [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	67,765		28,717
Net Derivatives, Fair Value	38		(254)
Asset Derivatives, Fair Value	1,683		981
Liability Derivatives, Fair Value	(1,645)		(1,235)
Consumer Notes [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	26		35
Net Derivatives, Fair Value	(2)		(4)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(2)		(4)
Reinsurance Recoverables [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	47,430		55,140
Net Derivatives, Fair Value	1,081		3,073
Asset Derivatives, Fair Value	1,757		3,344
Liability Derivatives, Fair Value	(676)		(271)
Other policyholder funds and benefits payable [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	52,408		61,069
Net Derivatives, Fair Value	(3,126)		(5,785)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(3,126)		(5,785)
JAPAN [Member] | 3 Win Related Foreign Currency Swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	1,816		2,054
Net Derivatives, Fair Value	(127)		184
Asset Derivatives, Fair Value	0		184
Liability Derivatives, Fair Value	(127)		0
JAPAN [Member] | Fixed annuity hedging instruments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	1,652		1,945
Net Derivatives, Fair Value	224		514
Asset Derivatives, Fair Value	228		540
Liability Derivatives, Fair Value	(4)		(26)
UNITED STATES
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	18,622		16,406
Net Derivatives, Fair Value	572		894
UNITED STATES | GMWB hedging instruments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	18,622		16,406
Net Derivatives, Fair Value	572		894
Asset Derivatives, Fair Value	743		1,022
Liability Derivatives, Fair Value	(171)		(128)
UNITED STATES | Macro Hedge Program [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	7,442		6,819
Net Derivatives, Fair Value	286		357
Asset Derivatives, Fair Value	356		357
Liability Derivatives, Fair Value	(70)		0
UNITED STATES | GMWB product derivatives [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	28,868	[2]	34,569	[2]
Net Derivatives, Fair Value	(1,249)	[2]	(2,538)	[2]
Asset Derivatives, Fair Value	0	[2]	0	[2]
Liability Derivatives, Fair Value	(1,249)	[2]	(2,538)	[2]
UNITED STATES | GMWB Reinsurance [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	5,773		7,193
Net Derivatives, Fair Value	191		443
Asset Derivatives, Fair Value	191		443
Liability Derivatives, Fair Value	$ 0		$ 0

[1]	The derivative instruments related to this strategy are held for other investment purposes.
[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.

Investments and Derivative Instruments (Cash Flow Hedges) (Details) (Cash flow hedges [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 8	$ 240	$ 235
Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)	0	(2)	1
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	178	82	54
Interest Rate Swap [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	26	245	232
Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)	0	(2)	2
Interest Rate Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	85	6	5
Interest Rate Swap [Member] | Net Investment Income [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	97	77	56
Foreign Currency Swap [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(18)	(5)	3
Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)	0	0	(1)
Foreign Currency Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	$ (4)	$ (1)	$ (7)

Investments and Derivative Instruments (Fair Value Hedges) (Details) (Fair value hedges [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income, Derivative	$ (16)	[1]	$ (81)	[1]	$ (49)	[1]
Gain or (Loss) Recognized in Income, Hedged Item	10	[1]	77	[1]	45	[1]
Interest Rate Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income, Derivative	(3)	[1]	(58)	[1]	(44)	[1]
Gain or (Loss) Recognized in Income, Hedged Item	(3)	[1]	54	[1]	38	[1]
Interest Rate Swap [Member] | Benefits, losses and loss adjustment [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income, Derivative			0	[1]	(1)	[1]
Gain or (Loss) Recognized in Income, Hedged Item			0	[1]	3	[1]
Foreign Currency Swap [Member] | Net realized capital gains (losses) [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income, Derivative	(7)	[1]	(1)	[1]	8	[1]
Gain or (Loss) Recognized in Income, Hedged Item	7	[1]	1	[1]	(8)	[1]
Foreign Currency Swap [Member] | Benefits, losses and loss adjustment [Member]
Derivative Instruments Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income, Derivative	(6)	[1]	(22)	[1]	(12)	[1]
Gain or (Loss) Recognized in Income, Hedged Item	$ 6	[1]	$ 22	[1]	$ 12	[1]

[1]	The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

Investments and Derivative Instruments (Non-qualifying Strategies) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments Gain (Loss) [Line Items]
Total	$ (1,922)		$ 20		$ (78)
Interest rate swaps, caps, floors and forwards [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	26		20		14
Foreign currency swaps and forwards [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	10		1		(3)
3 Win Related Foreign Currency Swaps [Member] | JAPAN [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(300)	[1]	31	[1]	215	[1]
Fixed annuity hedging instruments [Member] | JAPAN [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(178)	[2]	109	[2]	385	[2]
Credit Derivatives that Purchase Credit Protection [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(19)		(8)		(17)
Credit Derivatives that Assume Credit Risk [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	204		(141)		157
Equity index swaps and options [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(31)		(67)		5
GMWB product derivatives [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	1,430		(780)		486
GMWB Reinsurance [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(280)		131		(102)
GMWB hedging instruments [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(631)		252		(295)
Macro Hedge Program [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(340)		(216)		(445)
International program product derivatives [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	0		0		0
International program hedging instruments [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	(1,145)		639		(1)
GMAB, GMWB, and GMIB Reinsurance Contracts [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	1,233		(326)		(769)
Coinsurance and Modified Coinsurance Reinsurance Contracts [Member]
Derivative Instruments Gain (Loss) [Line Items]
Total	$ (1,901)		$ 375		$ 292

[1]	The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

Investments and Derivative Instruments (Credit Risk through Credit Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Notional Amount	$ 205,854		$ 196,608
Fair Value	(1,448)		(1,044)
Credit [Member]
Derivative [Line Items]
Notional Amount	4,652	[1]	4,722	[1]
Fair Value	275		(331)
Offsetting Notional Amount	2,671	[2]	2,510	[2]
Offsetting Fair Value	11	[2]	57	[2]
Corporate Credit/Foreign Gov. [Member] | Single Name Credit Default Swaps [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	1,787	[1]	1,067	[1]
Fair Value	8		(18)
Weighted Average Years to Maturity	3 years		3 years
Underlying Referenced Credit Obligation Type	Corporate Credit/ Foreign Gov.	[3]	Corporate Credit/ Foreign Gov.	[3]
Average Credit Rating	A	[3]	A+	[3]
Offsetting Notional Amount	878	[2]	915	[2]
Offsetting Fair Value	(19)	[2]	(19)	[2]
Corporate Credit [Member] | Single Name Credit Default Swaps [Member] | Below Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	114	[1]	125	[1]
Fair Value	(1)		(7)
Weighted Average Years to Maturity	1 year		2 years
Underlying Referenced Credit Obligation Type	Corporate Credit	[3]	Corporate Credit	[3]
Average Credit Rating	B+	[3]	B+	[3]
Offsetting Notional Amount	114	[2]	114	[2]
Offsetting Fair Value	(3)	[2]	(3)	[2]
Corporate Credit [Member] | Basket Credit Default Swaps [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	2,074	[1],[4]	2,375	[1],[4]
Fair Value	11	[4]	(71)	[4]
Weighted Average Years to Maturity	2 years	[4]	3 years	[4]
Underlying Referenced Credit Obligation Type	Corporate Credit	[3],[4]	Corporate Credit	[3],[4]
Average Credit Rating	BBB+	[3],[4]	BBB+	[3],[4]
Offsetting Notional Amount	1,326	[2],[4]	1,128	[2],[4]
Offsetting Fair Value	(6)	[2],[4]	17	[2],[4]
Corporate Credit [Member] | Basket Credit Default Swaps [Member] | Below Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount			477	[1],[4]
Fair Value			(441)	[4]
Weighted Average Years to Maturity			3 years	[4]
Underlying Referenced Credit Obligation Type			Corporate Credit	[3],[4]
Average Credit Rating			BBB+	[3],[4]
Offsetting Notional Amount			0	[2],[4]
Offsetting Fair Value			0	[2],[4]
Corporate Credit [Member] | Embedded Credit Derivatives [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	325	[1]	25	[1]
Fair Value	296		24
Weighted Average Years to Maturity	4 years		3 years
Underlying Referenced Credit Obligation Type	Corporate Credit	[3]	Corporate Credit	[3]
Average Credit Rating	BBB-	[3]	BBB-	[3]
Offsetting Notional Amount	0	[2]	0	[2]
Offsetting Fair Value	0	[2]	0	[2]
Corporate Credit [Member] | Embedded Credit Derivatives [Member] | Below Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount			300	[1]
Fair Value			245
Weighted Average Years to Maturity			5 years
Underlying Referenced Credit Obligation Type			Corporate Credit	[3]
Average Credit Rating			BB+	[3]
Offsetting Notional Amount			0	[2]
Offsetting Fair Value			0	[2]
CMBS Credit [Member] | Basket Credit Default Swaps [Member] | Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	237	[1],[4]	353	[1],[4]
Fair Value	(12)	[4]	(63)	[4]
Weighted Average Years to Maturity	4 years	[4]	5 years	[4]
Underlying Referenced Credit Obligation Type	CMBS Credit	[3],[4]	CMBS Credit	[3],[4]
Average Credit Rating	A	[3],[4]	BBB+	[3],[4]
Offsetting Notional Amount	238	[2],[4]	353	[2],[4]
Offsetting Fair Value	12	[2],[4]	62	[2],[4]
CMBS Credit [Member] | Basket Credit Default Swaps [Member] | Below Investment Grade Risk Exposure [Member] | Credit [Member]
Derivative [Line Items]
Notional Amount	115	[1],[4]
Fair Value	(27)	[4]
Weighted Average Years to Maturity	4 years	[4]
Underlying Referenced Credit Obligation Type	CMBS Credit	[3],[4]
Average Credit Rating	B+	[3],[4]
Offsetting Notional Amount	115	[2],[4]
Offsetting Fair Value	$ 27	[2],[4]

[1]	Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[2]	The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.
[3]	The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.
[4]	Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

Investments and Derivative Instruments (Collateral Arrangements) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total collateral pledged	$ 549	$ 910
Fixed maturities, AFS [Member]
Derivative [Line Items]
Total collateral pledged	370	762
Short-term Investments [Member]
Derivative [Line Items]
Total collateral pledged	$ 179	$ 148

Investments and Derivative Instruments (Details Textual) (USD $)	3 Months Ended										12 Months Ended
	Dec. 31, 2012 Security		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 loans Security		Dec. 31, 2011		Dec. 31, 2010
Percentage of largest exposure to invested assets	10.00%										10.00%
Exposures in commercial real estate sector percentage of invested assets	10.00%					14.00%					10.00%		14.00%
Company's exposures in municipal investments sector percentage of invested assets	8.00%					9.00%					8.00%		9.00%
Company's exposures in basic industry sector percentage of invested assets	8.00%					9.00%					8.00%		9.00%
Number of securities included in AFS securities in unrealized loss position	1,244										1,244
Percentage of gross unrealized losses depressed	83.00%										83.00%
Securities depressed to cost or amortized cost lower limit	20.00%										20.00%
Number of years to maturity for securities concentrated in financial services sector											10 years
Carrying value of mortgage loans valuation allowance	$ 189,000,000					$ 347,000,000					$ 189,000,000		$ 347,000,000
Debt securities carrying amount	47,000,000					57,000,000					47,000,000		57,000,000
Subsequent impairment	3,000,000					4,000,000					3,000,000		4,000,000
Current weighted average loan to value ratio of commercial mortgage loan	61.00%										61.00%
Weighted average loan to value ratio of commercial mortgage loan	63.00%										63.00%
Avg Debt-Service Coverage Ratio	2.34										2.34
Principoal amount of delinquent loans											1
Limited partnerships and other alternative investments	1,372,000,000					1,376,000,000					1,372,000,000		1,376,000,000
Assets	215,891,000,000					221,787,000,000					215,891,000,000		221,787,000,000
Liabilities	205,508,000,000					212,876,000,000					205,508,000,000		212,876,000,000
Net Investment Income											2,536,000,000		2,572,000,000		2,612,000,000
Net income	(25,000,000)		203,000,000	87,000,000	289,000,000	191,000,000		(499,000,000)	319,000,000	233,000,000	554,000,000		244,000,000		699,000,000
Collateral amount equal to at least	95.00%										95.00%
Securities loaned or sold under agreements to repurchase	1,600,000,000										1,600,000,000
Securities sold under agreements to repurchase	(1,600,000,000)										(1,600,000,000)
Notional amount of interest rate fair value hedge derivatives	5,100,000,000					5,100,000,000					5,100,000,000		5,100,000,000
Notional Amount	205,854,000,000					196,608,000,000					205,854,000,000		196,608,000,000
Decrease in notional amount of hedging instruments											39,200,000,000		27,300,000,000
Net Increase in Notional Amount											11,900,000,000
Cash flow hedge gain (loss) to be reclassified within											140,000,000
Fair value collateral pledged	370,000,000					762,000,000					370,000,000		762,000,000
Fair value of accepted collateral	2,700,000,000					2,400,000,000					2,700,000,000		2,400,000,000
Cash collateral received	2,200,000,000					1,900,000,000					2,200,000,000		1,900,000,000
Fair value of securities on deposit	14,000,000					14,000,000					14,000,000		14,000,000
Variable interest entity liabilities for other liabilities	111,000,000	[1]				477,000,000	[1]				111,000,000	[1]	477,000,000	[1]
Reclassified to earnings											91,000,000		0		1,000,000
Gross gains and losses on sales and impairments reported in AOCI											(55,000,000)		75,000,000		(190,000,000)
Equity Securities [Member]
Change in unrealized holding gain (loss)											0		1,000,000		5,000,000
Government of Japan Government of United Kingdom And T And T Inc [Member]
Percentage of largest exposure to invested assets	2.30%										2.30%
Jp Morgan Chase and Co Wells Fargo and Co and At and T Inc [Member]
Percentage of largest exposure to invested assets						1.20%							1.20%
Commercial [Member]
Investment delinquency period											90 days or more
Recorded investment 90 days past due and still accruing	32,000,000										32,000,000
Allowance for credit losses	0										0
Variable Interest Entity, Not Primary Beneficiary [Member]
Carrying amount assets	344,000,000										344,000,000
Carrying amount liabilities	319,000,000										319,000,000
Maximum loss exposure	6,000,000										6,000,000
Limited Partner [Member]
Limited partnerships and other alternative investments	1,400,000,000										1,400,000,000
Outstanding commitments to fund limited partnership and other alternative investments	269,000,000										269,000,000
Aggregate investment loss percentage of Company's pre-tax consolidated net income, minimum											10.00%
Assets	75,300,000,000					75,700,000,000					75,300,000,000		75,700,000,000
Liabilities	9,600,000,000					13,800,000,000					9,600,000,000		13,800,000,000
Net Investment Income											900,000,000		1,200,000,000		927,000,000
Net income											6,500,000,000		8,100,000,000		9,700,000,000
International Program Hedging Instruments [Member]
Notional Amount	48,448,000,000					28,719,000,000					48,448,000,000		28,719,000,000
International Program Hedging Instruments [Member] | Foreign Exchange Forward [Member]
Notional Amount	9,327,000,000	[2]				8,622,000,000	[2]				9,327,000,000	[2]	8,622,000,000	[2]
International Program Hedging Instruments [Member] | Equity Swap [Member]
Notional Amount	2,683,000,000					392,000,000					2,683,000,000		392,000,000
International Program Hedging Instruments [Member] | Net Hedge Position [Member] | Foreign Exchange Forward [Member]
Notional Amount	100,000,000					7,200,000,000					100,000,000		7,200,000,000
International Program Hedging Instruments [Member] | Long Hedge Position [Member] | Foreign Exchange Forward [Member]
Notional Amount	4,700,000,000					7,900,000,000					4,700,000,000		7,900,000,000
International Program Hedging Instruments [Member] | Long Hedge Position [Member] | Equity Swap [Member]
Notional Amount	43,800,000,000					28,000,000,000					43,800,000,000		28,000,000,000
International Program Hedging Instruments [Member] | Short Hedge Position [Member] | Foreign Exchange Forward [Member]
Notional Amount	4,600,000,000					700,000,000					4,600,000,000		700,000,000
International Program Hedging Instruments [Member] | Short Hedge Position [Member] | Equity Swap [Member]
Notional Amount	4,600,000,000					700,000,000					4,600,000,000		700,000,000
Basket Credit Default Swaps [Member] | Standard Market Indices of Diversified Portfolios [Member]
Standard market indices of diversified portfolios of corporate issuers	2,400,000,000					2,700,000,000					2,400,000,000		2,700,000,000
Basket Credit Default Swaps [Member] | Customized Diversified Portfolios [Member]
Amount of customized diversified portfolios of corporate issuers						478,000,000							478,000,000
JAPAN [Member] | Three Win Related Foreign Currency Swaps [Member]
Associated liability adjusted for changes in spot rates through realized capital gain											189,000,000		(100,000,000)		(273,000,000)
JAPAN [Member] | Fixed annuity hedging instruments [Member]
Associated liability adjusted for changes in spot rates through realized capital gain											245,000,000		(129,000,000)		(332,000,000)
Retirement [Member]
OTTI losses recognized in other comprehensive income											173,000,000
Repurchase Agreement and Dollar Roll [Member]
Cash collateral received	$ 1,600,000,000										$ 1,600,000,000

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.
[2]	As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

Investments and Derivative Instruments Investments and Derivative Instruments (Offsetting Asset Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 4,489		$ 7,070
Derivative Liability, Fair Value, Gross Liability	5,937		8,114
Derivative Liability, Fair Value, Amount Offset Against Collateral	92		1,400
Other Investments [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	2,732		3,726
Derivative Asset, Fair Value, Gross Liability	2,238		2,974
Derivative Assets	581	[1]	1,971	[1]
Derivative, Collateral, Obligation to Return Cash	(87)	[2]	(1,219)	[2]
Derivative Asset, Fair Value of Collateral	490	[3]	514	[3]
Derivative Asset, Fair Value, Amount Offset Against Collateral	4		238
Other Liabilities [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Asset	(2,113)		(2,009)
Derivative Liability, Fair Value, Gross Liability	(1,759)		(1,310)
Derivative fair value reported as labilities	38	[4]	(254)	[4]
Derivative, Collateral, Right to Reclaim Cash	(392)	[2]	(445)	[2]
Derivative Liability, Fair Value of Collateral	(300)	[3]	(425)	[3]
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ (54)		$ (274)

[1]	[1]Included in other invested assets in the Company's Condensed Consolidated Balance Sheets.
[2]	[2]Included in other assets in the Company's Condensed Consolidated Balance Sheets.
[3]	[4]Excludes exchange-traded futures which are settled daily.
[4]	[3]Included in other liabilities in the Company's Condensed Consolidated Balance Sheets.

Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Life insurance fees, earned premiums and other
Gross fee income, earned premiums and other	$ 3,739	$ 4,147	$ 4,127
Reinsurance assumed	8	13	69
Reinsurance ceded	(698)	(733)	(759)
Net fee income, earned premiums and other	$ 3,049	$ 3,427	$ 3,437

Reinsurance (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Insurance [Abstract]
Life insurance recoveries on ceded reinsurance contracts	$ 302	$ 252	$ 324
Premium income subject to participation through reinsurance, percentage	31.00%
Ceded premiums written	94	106	129
Ceded premiums written, accident and health	177	191	205
Reinsurance effect on claims and benefits incurred, amount ceded	$ 58	$ 61	$ 54

Deferred Policy Acquisition Costs and Present Value of Future Profits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Balance, beginning of period	$ 3,448	[1]	$ 3,694	[1]	$ 4,341
Deferred costs	329		381		381
Amortization — DAC	(280)		(290)		(244)
Amortization — Unlock benefit (charge), pre-tax	(44)	[2]	(137)	[2]	134	[2]
Amortization — DAC from discontinued operations	(35)		(47)		(68)
Adjustments to unrealized gains and losses on securities available-for-sale and other	(346)		(154)		(848)
Effect of currency translation	0	[3]	1	[3]	(9)	[3]
Cumulative effect of accounting change, pre-tax	0	[3]	0	[3]	(7)	[3]
Balance, end of period	3,072	[1]	3,448	[1]	3,694	[1]
Disposition of DAC asset	$ 16				$ 34

[1]	For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.
[2]	Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.
[3]	Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

Deferred Policy Acquisition Costs and Present Value of Future Profits (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 JPY (¥)
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Estimated future net amortization expense of present value of future profits in 2013	$ 22
Estimated future net amortization expense of present value of future profits in 2014	6
Estimated future net amortization expense of present value of future profits in 2015	6
Estimated future net amortization expense of present value of future profits in 2016	6
Estimated future net amortization expense of present value of future profits in 2017		¥ 5

Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended	3 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2012 Mutual Funds [Member]	Dec. 31, 2012 Retirement [Member]	Oct. 31, 2012 Retirement [Member]	Dec. 31, 2011 Retirement [Member]	Dec. 31, 2012 Individual Life [Member]	Sep. 30, 2012 Individual Life [Member]	Dec. 31, 2012 Individual Life [Member]	Dec. 31, 2011 Individual Life [Member]
Goodwill [Line Items]
Goodwill written off related to sale				$ 159
Goodwill impairment loss	0	0		10	0			61	0	61
Goodwill	$ 470		$ 250	$ 149	$ 87		$ 87	$ 163		$ 163	$ 224
Annual impairment test margin, percent					10.00%	10.00%

Separate Accounts, Death Benefits and Other Insurance Benefit Features (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Guaranteed Minimum Death Benefit [Member]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Liability, beginning balance	$ 1,158	$ 1,115
Incurred	228	271
Paid	(258)	(284)
Unlock	181	(48)
Currency Translation Adjustment	(3)	8
Liability, ending balance	944	1,158
Reinsurance recoverable asset, beginning balance	724	686
Incurred	121	128
Paid	(121)	(143)
Unlock	(116)	53
Reinsurance recoverable asset, ending balance	608	724
Secondary Guarantees [Member] | Universal Life [Member]
Changes in the gross U.S. GMDB, International GMDB/GMIB, and UL secondary guarantee benefits
Liability, beginning balance	228	113
Incurred	113	53
Paid	0
Unlock	(22)	(62)
Currency Translation Adjustment	0	0
Liability, ending balance	363	228
Reinsurance recoverable asset, beginning balance	22	30
Incurred	(1)	(8)
Paid	0
Unlock	0
Reinsurance recoverable asset, ending balance	$ 21	$ 22

Separate Accounts, Death Benefits and Other Insurance Benefit Features (Annuity Account Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 MAV Only [Member]		Dec. 31, 2012 With 5% rollup [Member]		Dec. 31, 2012 With Earnings Protection Benefit Rider (EPB) [Member]		Dec. 31, 2012 With 5% rollup & EPB [Member]		Dec. 31, 2012 Asset Protection Benefit ("APB") [Member]		Dec. 31, 2012 Lifetime Income Benefit ("LIB") - Death Benefit [Member]		Dec. 31, 2012 Reset [Member]		Dec. 31, 2012 Return of Premium ("ROP")/Other [Member]		Dec. 31, 2012 Guaranteed Minimum Death Benefit [Member] U.S. [Member]		Dec. 31, 2012 Guaranteed Minimum Death Benefit [Member] JAPAN [Member]		Dec. 31, 2012 Guaranteed Minimum Income Benefit [Member] JAPAN [Member]
Individual Variable and Group Annuity Account Value by GMDB/GMIB Type
Account Value ("AV")	$ 26,577	[1],[2]		$ 19,509	[1],[2]	$ 1,517	[1],[2]	$ 4,990	[1],[2]	$ 561	[1],[2]	$ 20,008	[1],[2],[3]	$ 1,063	[1],[2],[4]	$ 3,098	[1],[2],[5]	$ 21,807	[1],[2],[6]	$ 72,553	[1],[2]	$ 16,115	[1],[2],[7],[8]	$ 15,454	[1],[2],[7],[8]
Net Amount at Risk ("NAR")	5,061	[1],[9]		3,973	[1],[9]	379	[1],[2]	582	[1],[2]	127	[1],[2]	1,069	[1],[3],[9]	33	[1],[4],[9]	140	[1],[5],[9]	327	[1],[6],[9]	6,630	[1],[9]	2,650	[1],[7],[8],[9]	2,389	[1],[7],[8],[9]
Retained Net Amount at Risk ("RNAR")	311	[1],[9]		263	[1],[9]	26	[1],[2]	17	[1],[2]	5	[1],[2]	208	[1],[3],[9]	9	[1],[4],[9]	73	[1],[5],[9]	89	[1],[6],[9]	690	[1],[9]	0	[1],[7],[8],[9]	0	[1],[7],[8],[9]
Weighted Average Attained Age of Annuitant				69 years	[1]	69 years	[1],[2]	66 years	[1],[2]	69 years	[1],[2]	67 years	[1],[3]	65 years	[1],[4]	69 years	[1],[5]	66 years	[1],[6]	67 years	[1]	68 years	[1],[7],[8]	68 years	[1],[7],[8]
Less: General Account Value with U.S. GMBD	7,405	[1],[2]
Subtotal Separate Account Liabilities with GMDB	65,148	[1],[2]
Separate Account Liabilities without U.S. GMDB	76,410	[1],[2]
Total Separate Account Liabilities	$ 141,558	[1],[2]	$ 143,859

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).
[2]	AV includes the contract holder’s investment in the separate account and the general account.
[3]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[4]	LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.
[5]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).
[6]	ROP GMDB is the greater of current AV and net premiums paid.
[7]	Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.
[8]	Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance (“GRB”) related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
[9]	NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

Separate Accounts, Death Benefits and Other Insurance Benefit Features (Account Balances of Contracts with Guarantees) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Variable separate accounts	$ 65,148	$ 68,988
Equity securities (including mutual funds) [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Variable separate accounts	58,208	61,472
Cash and cash equivalents [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Variable separate accounts	$ 6,940	$ 7,516

Separate Accounts, Death Benefits and Other Insurance Benefit Features (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Anniversy period of account value prior to insurer age minimum	5 years
Anniverary period of account value prior to insurer age maximum	7 years
Percentage of GMDB retained net amount of risk reinsured to a Hartford affiliate	100.00%
Age of insurer up to return of premium and MAV	80 years
Invested in fixed income securities	16.00%	17.00%
Invested in equity securities	84.00%	83.00%
MAV Only [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Age of insurer up to adjusted for withdrawals	80 years
With 5% rollup [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Age of insurer up to adjusted for withdrawals	80 years
Simple interest up to the earlier of age 80	5.00%
Adjusted premiums	100.00%
With Earnings Protection Benefit Rider (EPB) [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Premiums net of withdrawals	200.00%
Asset Protection Benefit ("APB") [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Greater of net premiums and MAV	25.00%
Number of past months adjusted for premiums	12 months
Reset [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Age of insurer up to adjusted for withdrawals	80 years
Guaranteed Minimum Income Benefit [Member] | JAPAN [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Guaranteed remaining balance	17,800	21,100
Minimum deferral period for return initial investment of income benefit	10 years
Minimum deferral period for earnings liquidity of income benefit	15 years
Minimum deferral period for fixed annuity of income benefit	20 years
Guaranteed Minimum Withdrawal Benefit [Member] | JAPAN [Member]
Separate Accounts, Death Benefits and Other Insurance Benefit Features (Textual) [Abstract]
Guaranteed remaining balance	470	567

Sales Inducements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in deferred sales inducement
Balance, beginning of period	$ 186	$ 197	$ 194
Sales inducements deferred	(4)	(6)	(10)
Amortization—Unlock	(59)	(4)	(9)
Amortization charged to income	(13)	(13)	2
Balance, end of period	$ 118	$ 186	$ 197

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease commitments
2013	$ 11
2014	7
2015	6
2016	4
2017	3
Thereafter	3
Total	34
Total rental expenses on operating leases	$ 17	$ 19	$ 15

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Integer	Dec. 31, 2011
Guarantor Obligations [Line Items]
Total unfunded commitments	$ 299,000,000
Commitments to fund limited partnership and other alternative investments	269,000,000
Commitments to fund mortgage loans	27,000,000
Fair value of all derivative instruments with credit-risk-related contingent features	365,000,000
Collateral posted by insurance operating entities	345,000,000
Impact of rating triggers on derivative relationships	18,800,000,000
Impact of rating triggers on derivative relationships with fair value	331,000,000
Counterparties	5
Collateral pledged	33,000,000
Notional Amount	205,854,000,000	196,608,000,000
Fair Value	(1,448,000,000)	(1,044,000,000)
Minimum percentage of premiums written per year	1.00%
Maximum percentage of premiums written per year	2.00%
Liabilities for guaranty fund and other insurance-related assessments	42,000,000	43,000,000
Premium tax offsets	27,000,000	26,000,000
Expected assessment related to executive insurance plan		22,000,000
GMWB Derivative [Member]
Guarantor Obligations [Line Items]
Notional Amount	3,900,000,000
Fair Value	133,000,000
Collateral payment, preventing termination	45,000,000
Downgrade [Member]
Guarantor Obligations [Line Items]
Due from counterparties	375,000,000
Due to counterparties	44,000,000
Single Notch Downgrade [Member]
Guarantor Obligations [Line Items]
Additional assets to be posted as collateral	29,000,000
Double Notch Downgrade [Member]
Guarantor Obligations [Line Items]
Additional assets to be posted as collateral	$ 33,000,000
Minimum [Member]
Guarantor Obligations [Line Items]
Commitment period of funding obligations related to private placement securities and mortgage loans	1 month
Commitment period of new investments	2 years
Maximum [Member]
Guarantor Obligations [Line Items]
Commitment period of funding obligations related to private placement securities and mortgage loans	1 year
Commitment period of new investments	4 years

Income Tax (Expense (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit)
Current - U.S. Federal income tax expense (benefit)	$ 139	$ (206)	$ 19
Current - International income tax expense (benefit)	0	0	5
Total current income tax expense (benefit)	139	(206)	24
Deferred - U.S. Federal income tax expense (benefit) excluding NOL carryforward	(94)	46	114
Deferred income tax expense (benefit) - net operating loss carryforward	(9)	(163)	(1)
Total deferred income tax expense (benefit)	(103)	(117)	113
Total income tax expense (benefit)	$ 36	$ (323)	$ 137

Income Tax (Deferred Tax Assets (Liabilities)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$ 424	$ 479
Investment-related items	1,244	92
Insurance product derivatives	1,092	2,011
NOL Carryover	225	241
Minimum tax credit	355	387
Foreign tax credit carryover	33	17
Capital loss carryover	5	0
Depreciable and amortizable assets	0	37
Other	65	23
Total Deferred Tax Assets	3,443	3,287
Valuation Allowance	(53)	(78)
Net Deferred Tax Assets	3,390	3,209
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(356)	(427)
Net unrealized gain on investments	(1,432)	(735)
Employee benefits	(45)	(41)
Total Deferred Tax Liabilities	(1,833)	(1,203)
Total Deferred Tax Asset	$ 1,557	$ 2,006

Income Tax (Reconciliation of Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes
Tax expense (benefit) at the U.S. federal statutory rate	$ 186	$ (48)	$ 249
Dividends-received deduction	(140)	(201)	(145)
Foreign related investments	(9)	(15)	0
Valuation Allowance	0	(56)	56
Other	(1)	(3)	(23)
Total income tax expense (benefit)	$ 36	$ (323)	$ 137

Income Tax (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income loss from domestic operations		$ 531	$ (137)	$ 712
Income loss from foreign operations		0	0	0
Expected tax benefit attributable to net operating losses		221	314
Current income tax receivable		(192)	330
Deferred income tax expense (benefit)		18	0	0
Deferred tax asset, valuation allowance		53	78
Amount of valuation allowance released	56
Percentage of valuation allowance released associated with investment realized capital losses	100.00%
Net Deferred Tax Asset		1,557	2,006
Dividends received deduction settlement benefit	$ 52

Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Financial instruments owned and pledged as collateral	$ 1,250,000,000
Maximum possible extended period of maturity consumer notes	30 years
Consumer Notes [Member]
Debt Instrument [Line Items]
Aggregate redemption limit of consumer notes	1,000,000
aggregate redemption limit of consumer notes, percent	1.00%
Individual redemption limit of consumer notes	250,000
Interest rate on fixed consumer notes, minimum	4.00%
Interest rate on fixed consumer notes, maximum	6.00%
Long-term debt 2013 Repayments	78,000,000
Long-term debt 2014 Repayments	13,000,000
Long-term debt, maturities, 2015 Repayments	30,000,000
Long-term debt, maturities, 2016 Repayments	18,000,000
Long-term debt, maturities, 2017 Repayments	12,000,000
Long-term debt, maturities, thereafter repayments	8,000,000
Interest credited to consumer notes holders	$ 10,000,000	$ 15,000,000	$ 25,000,000
Minimum [Member] | Consumer Notes [Member]
Debt Instrument [Line Items]
Consumer Price Index, Basis Points	100
Maximum [Member] | Consumer Notes [Member]
Debt Instrument [Line Items]
Consumer Price Index, Basis Points	260

Statutory Results (Details) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2013 Connecticut Domiciled Life Insurance Subsidiaries [Member]	Mar. 31, 2013 Parent Company [Member]
Statutory Accounting Practices [Line Items]
Extrordinary dividend					$ 1,100,000,000	$ 1,200,000,000
Statutory Results [Abstract]
Combined statutory net income (loss)	927,000	(669,000)	208,000
Statutory capital and surplus	5,016,000	5,920,000	5,832,000
Percent available for dividend distribution without prior approval from regulatory agency	10.00%
Amount available for dividend distribution without prior approval from regulatory agency				82,000,000
Amount available for dividend distribution with approval from regulatory agencies				$ 515,000,000

Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension plans and postretirement health care and life insurance benefit plans (Textual) [Abstract]
Postretirement health care and life insurance benefits expense	$ (3,000,000)	$ 45,000,000	$ 43,000,000
Contributions matched to base salary of employee by company	3.00%
Earning of employees below and above limit	110,000
Contribution percentage of base salary related to earning of employees below limit	1.50%
Contribution percentage of base salary related to earning of employees above limit	0.50%
Cost to company related to contribution pension plan	10,000,000	9,000,000	13,000,000
Defined contribution plan non elective contribution percent	2.00%
Defined contribution plan employee contribution percent	6.00%
Employer discretionary contribution amount	$ 1,000,000

Stock Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock based Compensation Plans
Stock-based compensation plans expense	$ 32	$ 14	$ 32
Income tax benefit recognized for stock-based compensation	$ 11	$ 5	$ 11

Transactions with Affiliates (Related Party Transaction Event on Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Earned premiums									$ 93		$ 244		$ 262
Net realized gains (losses)									(1,481)		(77)		(913)
Total revenues	626	1,170	2,110	198	901	2,472	1,575	974	4,104		5,922		5,136
Benefits, losses and loss adjustment expenses									2,900		3,108		2,941
Insurance operating costs and other expenses									268		2,507		1,352
Total expenses	671	948	2,014	(60)	674	3,285	1,360	740	3,573		6,059		4,424
Income (loss) from continuing operations before income taxes									531		(137)		712
Income tax expense (benefit)									36		(323)		137
Net income	(22)	203	87	288	193	(503)	320	234	556		244		707
Hartford Life and Annuity Insurance Company [Member] | White River Life Reinsurance (WRR) [Member]
Related Party Transaction [Line Items]
Earned premiums									(58)		(61)		(54)
Net realized gains (losses)									(2,130)	[1]	483	[1]	547	[1]
Total revenues									(2,188)		422		493
Benefits, losses and loss adjustment expenses									(55)		(50)		(40)
Insurance operating costs and other expenses									(1,442)		836		(333)
Total expenses									(1,497)		786		(373)
Income (loss) from continuing operations before income taxes									(691)		(364)		866
Income tax expense (benefit)									(242)		(127)		303
Net income									$ (449)		$ (237)		$ 563

[1]	[1]Amounts represent the change in valuation of the derivative associated with this transaction.

Transactions with Affiliates (Details Textual) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended									12 Months Ended					12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2010 Affiliated Entity [Member]	Dec. 31, 2012 Hartford Life Insurance K.K. (HLIKK)	Dec. 31, 2011 Hartford Life Insurance K.K. (HLIKK)	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life Liimited Ireland (HLL) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2011 Hartford Life and Annuity Insurance Company [Member] Hartford Life Liimited Ireland (HLL) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life Liimited Ireland (HLL) Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2011 Hartford Life and Annuity Insurance Company [Member] Hartford Life Liimited Ireland (HLL) Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2007 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Accumulation Benefit [Member]	Dec. 31, 2008 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2007 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2011 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Death Benefit [Member]	Dec. 31, 2008 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2007 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2011 Hartford Life and Annuity Insurance Company [Member] Hartford Life Insurance K.K. (HLIKK) Guaranteed Minimum Income Benefit [Member]	Dec. 31, 2012 Hartford Life and Annuity Insurance Company [Member] White River Life Reinsurance (WRR) [Member]	Dec. 31, 2011 Hartford Life and Annuity Insurance Company [Member] White River Life Reinsurance (WRR) [Member]	Dec. 31, 2012 Net Income Impact [Member]	Dec. 31, 2011 Net Income Impact [Member]
Related Party Transaction [Line Items]
Assumed reinsurance liability						$ 53,000,000	$ 54,000,000		$ 2,100,000,000	$ 2,600,000,000	$ 4,000,000	$ 5,000,000						$ 22,000,000	$ 50,000,000
Earned premiums						28,000,000	12,000,000	18,000,000
Payout annuity					2,200,000,000
Payout annuity period					12 years
Reinsurance agreements assumed, percent	0.00%		0.00%	2.00%											100.00%	100.00%	100.00%			100.00%	100.00%
Reinsurance assumed risk	5,061,000,000	[1],[2]									42,000,000	80,000,000						2,700,000,000	5,000,000,000
Derivative fair value reported as labilities													0	37,000,000								1,800,000,000	3,200,000,000
Reinsurance (payables)/recoverables																								1,300,000,000	(2,900,000,000)
Deposit liabilities																								527,000,000	0
Reinsurance recoverables	$ 2,893,000,000		$ 5,006,000,000																							$ 900,000,000	$ 2,600,000,000

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).
[2]	NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

Restructuring and Other Costs (Pre-tax Incurred) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring, Severance and Other Costs [Abstract]
Severance benefits and related costs	$ 93
Professional fees	23
Asset impairment charges	4
Total restructuring and other costs	$ 120

Restructuring and Other Costs (Accrued Restructuring Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period
Accruals/provisions	120
Payments/write-offs	(89)
Balance, end of period	31
Severance Benefit and Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period
Accruals/provisions	93
Payments/write-offs	(62)
Balance, end of period	31
Professional Fees [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period
Accruals/provisions	23
Payments/write-offs	(23)
Balance, end of period	0
Asset Impairment Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period
Accruals/provisions	4
Payments/write-offs	(4)
Balance, end of period	$ 0

Restructuring and Other Costs (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring and related expected cost	$ 139
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Number of months to complete restructuring plan	12 months
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Number of months to complete restructuring plan	18 months

Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Hartford Investments Canada Corporation [Member]	Dec. 31, 2010 Hartford Advantage Investment Limited [Member]
Revenue
Fee income and other	$ 563	$ 609	$ 665
Disposal Group, Including Discontinued Operation, Net Investment Income, Securities Available-for-sale and Other	10	8	9
Disposal Group, Including Discontinued Operation, Net Investment Income, Equity Securities, Trading	201	(14)	238
Net investment income (loss)	211	(6)	247
Net realized capital gains	68	78	(31)
Total revenues	842	681	881
Disposal Group, Including Discontinued Operation, Benefits Losses and Loss Adjustment Expenses	0	(1)	7
Disposal Group, Including Discontinued Operation Benefits, Losses and Loss Adjustment Expenses, Returns Credited on International Variable Annuities	201	(14)	238
Benefits, losses and expenses
Insurance operating costs and other expenses	410	541	426
Amortization of DAC	35	47	68
Goodwill impairment	149	0	0
Total benefits, losses and expenses	795	573	739
Income (loss) before income taxes	47	108	142
Income tax expense (benefit)	(14)	50	47
Income (loss) from operations of discontinued operations, net of tax	61	58	95
Net realized capital gain on disposal, net of tax	0	0	37	41	4
Income (loss) from discontinued operations, net of tax	$ 61	$ 58	$ 132

Quarterly Results (Unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Information [Abstract]
Total revenues	$ 626	$ 1,170	$ 2,110	$ 198	$ 901	$ 2,472	$ 1,575	$ 974	$ 4,104	$ 5,922	$ 5,136
Total benefits, losses and expenses	671	948	2,014	(60)	674	3,285	1,360	740	3,573	6,059	4,424
Income (loss) from continuing operations, net of tax	27	173	93	202	193	(486)	287	192	495	186	575
Income (loss) from discontinued operations, net of tax	(49)	30	(6)	86	0	(17)	33	42	61	58	132
Net income (loss)	(22)	203	87	288	193	(503)	320	234	556	244	707
Less: Net income (loss) attributable to the noncontrolling interest	3	0	0	(1)	2	(4)	1	1	2	0	8
Net income (loss) attributable to Hartford Life Insurance Company	$ (25)	$ 203	$ 87	$ 289	$ 191	$ (499)	$ 319	$ 233	$ 554	$ 244	$ 699

Schedule I - Summary of Investments - Other Than Investments in Affiliates (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 61,309
Fair Value	64,190
Amount at which shown on Balance Sheet	63,855
U.S. government and government agencies and authorities (guaranteed and sponsored) [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,312
Fair Value	6,659
Amount at which shown on Balance Sheet	6,659
Municipal [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,808
Fair Value	1,998
Amount at which shown on Balance Sheet	1,998
Foreign governments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,369
Fair Value	1,460
Amount at which shown on Balance Sheet	1,460
Public utilities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	5,477
Fair Value	6,193
Amount at which shown on Balance Sheet	6,193
All other corporate bonds [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	22,297
Fair Value	24,786
Amount at which shown on Balance Sheet	24,786
All other mortgage backed and asset backed securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	8,490
Fair Value	8,308
Amount at which shown on Balance Sheet	8,308
Fixed maturities, available-for-sale [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	45,753
Fair Value	49,404
Amount at which shown on Balance Sheet	49,404
Fixed Maturities, FVO [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,461
Fair Value	1,010
Amount at which shown on Balance Sheet	1,010
Total Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	47,214
Fair Value	50,414
Amount at which shown on Balance Sheet	50,414
Industrial, miscellaneous and all other [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	236
Fair Value	247
Amount at which shown on Balance Sheet	247
Non-redeemable preferred stocks [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	172
Fair Value	153
Amount at which shown on Balance Sheet	153
Total equity securities, available-for-sale [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	408
Fair Value	400
Amount at which shown on Balance Sheet	400
Equity securities, trading [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,614
Fair Value	1,847
Amount at which shown on Balance Sheet	1,847
Equity Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,022
Fair Value	2,247
Amount at which shown on Balance Sheet	2,247
Mortgage loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,935
Fair Value	5,109
Amount at which shown on Balance Sheet	4,935
Policy Loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,951
Fair Value	2,112
Amount at which shown on Balance Sheet	1,951
Investments in partnerships and trusts [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,372
Fair Value	1,372
Amount at which shown on Balance Sheet	1,372
Futures Options and Miscellaneous [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,461
Fair Value	582
Amount at which shown on Balance Sheet	582
Short-term Investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,354
Fair Value	2,354
Amount at which shown on Balance Sheet	$ 2,354

Schedule IV - Schedule of Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	$ 3,739	$ 4,147	$ 4,127
Ceded to Other Companies	698	733	759
Assumed From Other Companies	8	13	69
Net Amount	3,049	3,427	3,437
Percentage of Amount Assumed to Net	0.00%	0.00%	2.00%
Life Insurance in Force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	355,164	316,817	359,644
Ceded to Other Companies	151,982	130,029	150,446
Assumed From Other Companies	781	1,941	2,027
Net Amount	203,963	188,729	211,225
Percentage of Amount Assumed to Net	0.00%	1.00%	1.00%
Life Insurance and Annuities [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	3,441	3,842	3,811
Ceded to Other Companies	517	531	546
Assumed From Other Companies	8	13	69
Net Amount	2,932	3,324	3,334
Percentage of Amount Assumed to Net	0.00%	0.00%	2.00%
Accident and Health Insurance Segment [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	298	305	316
Ceded to Other Companies	181	202	213
Assumed From Other Companies	0	0	0
Net Amount	$ 117	$ 103	$ 103
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%

Schedule V - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Valuation allowance and reserves
Balance, January 1	$ 78
Valuation allowance, deferred tax	0	(56)	56
Balance, December 31	53	78
Valuation allowance on deferred tax asset [Member]
Movement in Valuation allowance and reserves
Balance, January 1	78	131	81
Valuation allowance, deferred tax	(25)	(53)	50
Translation Adjustment	0	0	0
Write-offs/ Payments/ Other	0	0	0
Balance, December 31	53	78	131
Valuation allowance on mortgage loans [Member]
Movement in Valuation allowance and reserves
Balance, January 1	23	62	260
Charged to Costs and Expenses	(4)	(25)	108
Translation Adjustment	0	0
Write-offs/ Payments/ Other	(5)	(14)	(306)
Balance, December 31	$ 14	$ 23	$ 62